UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                   Investment Company Act file number 811-4803

                     OPPENHEIMER LIMITED TERM MUNICIPAL FUND
               (Exact name of registrant as specified in charter)

             6803 SOUTH TUCSON WAY, CENTENNIAL, COLORADO 80112-3924
               (Address of principal executive offices) (Zip code)

                              ROBERT G. ZACK, ESQ.
                             OPPENHEIMERFUNDS, INC.
            TWO WORLD FINANCIAL CENTER, NEW YORK, NEW YORK 10281-1008
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                      Date of fiscal year end: SEPTEMBER 30

           Date of reporting period: OCTOBER 1, 2004 - MARCH 31, 2005

ITEM 1. REPORTS TO STOCKHOLDERS.


TOP HOLDINGS AND ALLOCATIONS
-------------------------------------------------------------------------------
TOP TEN INDUSTRIES
-------------------------------------------------------------------------------
Tobacco Settlements                                                       24.8%
-------------------------------------------------------------------------------
Electric Utilities                                                        10.3
-------------------------------------------------------------------------------
Marine/Aviation Facilities                                                 7.2
-------------------------------------------------------------------------------
Manufacturing, Durable Goods                                               5.4
-------------------------------------------------------------------------------
Pollution Control                                                          5.3
-------------------------------------------------------------------------------
Multifamily Housing                                                        4.7
-------------------------------------------------------------------------------
Paper, Containers & Packaging                                              4.5
-------------------------------------------------------------------------------
Special Assessment                                                         4.2
-------------------------------------------------------------------------------
Hospital/Health Care                                                       3.9
-------------------------------------------------------------------------------
Single Family Housing                                                      3.2

Portfolio holdings and allocations are subject to change. Percentages are as of March 31, 2005, and are based on total value of investments.

--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL]

CREDIT ALLOCATION

AAA            17.9%
AA              4.3
A               9.0
BBB            65.2
BB              0.5
B               1.5
CCC             0.6
Not Rated       1.0

Portfolio holdings and allocations are subject to change. Percentages are as of March 31, 2005, and are dollar-weighted based on total investments. Securities rated by any rating organization are included in the equivalent S&P rating category. The allocation includes rated securities and those not rated by a national rating organization but to which the ratings above have been assigned by the Manager for internal purposes as being comparable, in the Manager's judgment, to securities rated by a rating agency in the same category.

--------------------------------------------------------------------------------


                  12 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

NOTES
--------------------------------------------------------------------------------

Total returns include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. Cumulative total returns are not annualized. The Fund's total returns shown do not reflect the deduction of income taxes on an individual's investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares. THIS SEMIANNUAL REPORT MUST BE PRECEDED OR ACCOMPANIED BY THE CURRENT PROSPECTUS OF OPPENHEIMER LIMITED TERM MUNICIPAL FUND. BEFORE INVESTING IN ANY OF THE OPPENHEIMER FUNDS, INVESTORS SHOULD CAREFULLY CONSIDER A FUND'S INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES. FUND PROSPECTUSES CONTAIN THIS AND OTHER INFORMATION ABOUT THE FUNDS. FOR MORE INFORMATION, ASK YOUR FINANCIAL ADVISOR, CALL US AT 1.8000.525.7048, OR VISIT OUR WEBSITE AT WWW.OPPENHEIMERFUNDS.COM. READ PROSPECTUSES CAREFULLY BEFORE INVESTING.

The Fund's investment strategy and focus can change over time. The mention of specific fund holdings does not constitute a recommendation by OppenheimerFunds, Inc.

Class A shares of the Fund were first publicly offered on 11/11/86. The average annual total returns are shown net of the applicable 3.50% maximum initial sales charge.

Class B shares of the Fund were first publicly offered on 9/11/95. The average annual total returns are shown net of the applicable contingent deferred sales charge of 4% (1-year) and 1% (5-year). Because Class B shares convert to Class A shares 72 months after purchase, the "since inception" return for Class B uses Class A performance for the period after conversion. Class B shares are subject to an annual 0.75% asset-based sales charge.

Class C shares of the Fund were first publicly offered on 12/1/93. The average annual total returns are shown net of the applicable 1% contingent deferred sales charge for the one-year period. Class C shares are subject to an annual 0.75% asset-based sales charge.

An explanation of the calculation of performance is in the Fund's Statement of Additional Information.


                  13 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

FUND EXPENSES
--------------------------------------------------------------------------------

FUND EXPENSES. As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions; and redemption fees, if any; and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended March 31, 2005.

ACTUAL EXPENSES. The "actual" lines of the table provide information about actual account values and actual expenses. You may use the information on this line for the class of shares you hold, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the "actual" line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES. The "hypothetical" lines of the table provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio for each class of shares, and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads), or a $12.00 fee imposed annually on accounts valued at less than $500.00 (subject to exceptions described in


                  14 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND the Statement of Additional Information). Therefore, the "hypothetical" lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

--------------------------------------------------------------------------------
                                BEGINNING       ENDING           EXPENSES
                                ACCOUNT         ACCOUNT          PAID DURING
                                VALUE           VALUE            6 MONTHS ENDED
                                (10/1/04)       (3/31/05)        MARCH 31, 2005
--------------------------------------------------------------------------------
Class A Actual                  $1,000.00       $ 1,047.80       $ 4.35
--------------------------------------------------------------------------------
Class A Hypothetical             1,000.00         1,020.69         4.29
--------------------------------------------------------------------------------
Class B Actual                   1,000.00         1,043.90         8.29
--------------------------------------------------------------------------------
Class B Hypothetical             1,000.00         1,016.85         8.18
--------------------------------------------------------------------------------
Class C Actual                   1,000.00         1,044.10         8.13
--------------------------------------------------------------------------------
Class C Hypothetical             1,000.00         1,017.00         8.03

Hypothetical assumes 5% annual return before expenses.

Expenses are equal to the Fund's annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). Those annualized expense ratios based on the 6-month period ended March 31, 2005 are as follows:

CLASS           EXPENSE RATIOS
------------------------------
Class A              0.85%
------------------------------
Class B              1.62
------------------------------
Class C              1.59
--------------------------------------------------------------------------------


                  15 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS  March 31, 2005 / Unaudited
--------------------------------------------------------------------------------


  PRINCIPAL                                                                                    EFFECTIVE             VALUE
     AMOUNT                                                           COUPON      MATURITY     MATURITY*         SEE NOTE 1
---------------------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS AND NOTES--109.1%
---------------------------------------------------------------------------------------------------------------------------
ALABAMA--2.7%
$   100,000          AL 21st Century Authority Tobacco
                     Settlement                                        5.250%    12/01/2006    12/01/2006       $   102,819
---------------------------------------------------------------------------------------------------------------------------
  1,000,000          AL Docks Department                               6.150     10/01/2014    10/01/2006 1       1,062,170
---------------------------------------------------------------------------------------------------------------------------
     50,000          AL Docks Department                               6.300     10/01/2021    10/01/2006 1          53,363
---------------------------------------------------------------------------------------------------------------------------
     40,000          AL HFA (Collateralized Home Mortgage)             6.000     10/01/2021    04/01/2007 1          41,598
---------------------------------------------------------------------------------------------------------------------------
      5,000          AL HFA (Collateralized Home Mortgage)             6.100     10/01/2020    04/01/2009 1           5,105
---------------------------------------------------------------------------------------------------------------------------
     65,000          AL Higher Education Loan Corp.
                     (Student Loan)                                    6.150     09/01/2010    09/01/2005 1          66,429
---------------------------------------------------------------------------------------------------------------------------
     30,000          AL Hsg. Finance Authority                         5.750     04/01/2012    04/01/2009 1          31,209
---------------------------------------------------------------------------------------------------------------------------
    100,000          AL Private Colleges & Universities
                     Facilities
                     Authority (Tuskegee University)                   5.750     09/01/2026    09/01/2008 1         105,103
---------------------------------------------------------------------------------------------------------------------------
    275,000          Athens, AL Electric                               6.000     06/01/2025    06/01/2005 1         281,848
---------------------------------------------------------------------------------------------------------------------------
  4,505,000          Bay Minette, AL Industrial Devel. Board
                     (B.F. Goodrich)                                   6.500     02/15/2009    08/15/2005 1       4,539,869
---------------------------------------------------------------------------------------------------------------------------
     15,000          Birmingham, AL Multifamily Hsg.
                     (Ascend Care Hsg.-Beaconview)                     5.750     07/01/2030    07/01/2012 1          15,236
---------------------------------------------------------------------------------------------------------------------------
     30,000          Birmingham, AL Private Educational Building
                     Authority (Birmingham-Southern College)           6.000     12/01/2021    06/01/2008 1          30,655
---------------------------------------------------------------------------------------------------------------------------
     35,000          Birmingham, AL Special Care Facilities
                     Financing Authority (Baptist Health System)       5.875     11/15/2015    05/01/2005 1          35,778
---------------------------------------------------------------------------------------------------------------------------
     25,000          Birmingham, AL Special Care Facilities
                     Financing Authority (Baptist Health System)       5.875     11/15/2020    05/01/2005 1          25,557
---------------------------------------------------------------------------------------------------------------------------
    525,000          Birmingham, AL Special Care Facilities
                     Financing Authority (Baptist Health System)       6.000     11/15/2024    05/01/2005 1         536,760
---------------------------------------------------------------------------------------------------------------------------
     60,000          Birmingham, AL Special Care Facilities
                     Financing Authority (Baptist Medical
                     Center)                                           5.500     08/15/2013    08/15/2005 1          60,143
---------------------------------------------------------------------------------------------------------------------------
     35,000          Colbert County-Northwest, AL Health Care
                     Authority (Helen Keller Hospital)                 5.750     06/01/2015    06/01/2005 1          35,849
---------------------------------------------------------------------------------------------------------------------------
     25,000          Courtland, AL Industrial Devel. Board
                     (Champion International Corp.)                    5.700     10/01/2028    08/01/2011 1          25,412
---------------------------------------------------------------------------------------------------------------------------
    155,000          Courtland, AL Industrial Devel. Board
                     (Champion International Corp.)                    5.750     11/01/2027    11/01/2009 1         157,043
---------------------------------------------------------------------------------------------------------------------------
     50,000          Courtland, AL Industrial Devel. Board
                     (Champion International Corp.)                    6.000     08/01/2029    08/01/2011 1          51,538
---------------------------------------------------------------------------------------------------------------------------
  2,000,000          Courtland, AL Industrial Devel. Board
                     (Champion International Corp.)                    6.150     06/01/2019    06/01/2007 1       2,050,800
---------------------------------------------------------------------------------------------------------------------------
    100,000          Courtland, AL Industrial Devel. Board
                     (Champion International Corp.)                    6.500     09/01/2025    09/01/2007 1         103,008
---------------------------------------------------------------------------------------------------------------------------
  1,260,000          Courtland, AL Industrial Devel. Board
                     (Champion International Corp.), Series A          6.375     03/01/2029    09/01/2005 1       1,272,726
---------------------------------------------------------------------------------------------------------------------------
  3,175,000          Fairfield, AL Industrial Devel. Board
                     (USX Corp.)                                       6.700     12/01/2024    06/01/2005 1       3,317,875


                   16 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

  PRINCIPAL                                                                                    EFFECTIVE             VALUE
     AMOUNT                                                           COUPON      MATURITY     MATURITY*         SEE NOTE 1
---------------------------------------------------------------------------------------------------------------------------
ALABAMA Continued
$     5,000         Huntsville, AL Industrial Devel. Board
                    (Coltec Industries)                               9.875%     10/01/2010    04/01/2005 1     $     5,012
---------------------------------------------------------------------------------------------------------------------------
      30,000        Jasper, AL Medical Clinic Board
                    (Walker Regional Medical Center)                  6.400      07/01/2011    07/01/2005 1          30,182
---------------------------------------------------------------------------------------------------------------------------
     60,000         Montgomery, AL Medical Clinic Board
                    Health Care                                       7.000      03/01/2015    09/01/2005 1          60,131
---------------------------------------------------------------------------------------------------------------------------
    195,000         Montgomery, AL Medical Clinic Board
                    Health Care                                       7.375      03/01/2006    12/01/2005 1         195,466
---------------------------------------------------------------------------------------------------------------------------
     25,000         Parrish, AL Industrial Devel. Board
                    Pollution
                    Control (Alabama Power Company)                   5.500      01/01/2024    01/01/2006 1          25,049
---------------------------------------------------------------------------------------------------------------------------
 15,000,000         Phenix City, AL Industrial Devel. Board
                    (Meadwestvaco)                                    6.350      05/15/2035    05/15/2012 1      16,079,250
---------------------------------------------------------------------------------------------------------------------------
     65,000         Tuskegee, AL GO Warrants                          5.875      03/01/2008    09/01/2005 1          65,105
---------------------------------------------------------------------------------------------------------------------------
    775,000         Tuskugee, AL GO                                   7.000      01/01/2021    01/01/2006 1         783,254
                                                                                                                -----------
                                                                                                                 31,251,342
---------------------------------------------------------------------------------------------------------------------------
ALASKA--0.7%
    130,000         AK HFC, Series A                                  5.875      12/01/2030    12/01/2007 1         134,978
---------------------------------------------------------------------------------------------------------------------------
  1,710,000         AK Northern Tobacco Securitization
                    Corp. (TASC) 5                                    5.500      06/01/2029    02/24/2014 2       1,622,995
---------------------------------------------------------------------------------------------------------------------------
     30,000         AK Northern Tobacco Securitization
                    Corp. (TASC)                                      6.200      06/01/2022    06/19/2008 3          30,373
---------------------------------------------------------------------------------------------------------------------------
  6,000,000         AK Northern Tobacco Securitization
                    Corp. (TASC)                                      6.500      06/01/2031    06/01/2010 1       6,111,000
---------------------------------------------------------------------------------------------------------------------------
     75,000         Anchorage, AK Electric Utility, Series B          5.500      02/01/2026    02/01/2006 1          77,097
                                                                                                                -----------
                                                                                                                  7,976,443
---------------------------------------------------------------------------------------------------------------------------
ARIZONA--1.4%
     50,000         El Mirage, AZ COP 6                               6.900      08/01/2015    08/01/2005 1          50,794
---------------------------------------------------------------------------------------------------------------------------
  2,011,000         Glendale, AZ IDA (National Homes Trust IV)        7.500      10/20/2035    10/20/2010 1       2,183,564
---------------------------------------------------------------------------------------------------------------------------
  2,600,000         Hassayampa, AZ Community Facilities
                    District (Hassayampa Village Community)           7.750      07/01/2021    07/01/2006 1       2,808,000
---------------------------------------------------------------------------------------------------------------------------
  1,365,000         Litchfield, AZ Park Community Facility
                    District                                          6.375      07/15/2026    07/15/2012 1       1,443,761
---------------------------------------------------------------------------------------------------------------------------
  1,870,000         Maricopa County, AZ IDA
                    (Christian Care Mesa II)                          6.000      01/01/2014    07/01/2011 3       1,863,511
---------------------------------------------------------------------------------------------------------------------------
     65,000         Maricopa County, AZ IDA
                    (Horizon Community Learning Center)               6.375      06/01/2030    06/01/2008 1          70,892
---------------------------------------------------------------------------------------------------------------------------
    100,000         Maricopa County, AZ IDA
                    (Sun King Apartments)                             5.875      11/01/2008    08/12/2007 2          95,918
---------------------------------------------------------------------------------------------------------------------------
     60,000         Mesa, AZ IDA (Mesa Student Hsg.)                  6.000      07/01/2025    07/01/2011 1          63,606
---------------------------------------------------------------------------------------------------------------------------
    985,000         Phoenix, AZ IDA
                    (Christian Care Retirement Apartments)            6.250      01/01/2016    07/01/2005 1       1,021,731
---------------------------------------------------------------------------------------------------------------------------
  4,525,000         Phoenix, AZ IDA
                    (Christian Care Retirement Apartments)            6.500      01/01/2026    07/01/2008 1       4,693,737
---------------------------------------------------------------------------------------------------------------------------
     15,000         Pima County, AZ Junior College District           7.000      07/01/2009    07/01/2005 1          15,457


                  17 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued
--------------------------------------------------------------------------------

  PRINCIPAL                                                                                     EFFECTIVE             VALUE
     AMOUNT                                                           COUPON       MATURITY     MATURITY*         SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------
ARIZONA Continued
$      10,000       Scottsdale, AZ IDA
                    (Scottsdale Memorial Hospital)                     5.250%    09/01/2018     09/01/2005 1     $    10,084
----------------------------------------------------------------------------------------------------------------------------
       25,000       Sierra Vista, AZ Municipal Property Corp.          6.150     01/01/2015     01/01/2006 1          25,319
----------------------------------------------------------------------------------------------------------------------------
    1,750,000       Verrado, AZ Community Facilities District          6.500     07/15/2027     07/15/2013 1       1,914,378
                                                                                                                 -----------
                                                                                                                  16,260,752
----------------------------------------------------------------------------------------------------------------------------
ARKANSAS--0.2%
  1,485,000         AR Devel. Finance Authority (Single Family)        6.450     07/01/2014     07/01/2005 1       1,495,751
----------------------------------------------------------------------------------------------------------------------------
     10,000         AR Devel. Finance Authority, Series B              5.800     01/01/2023     07/01/2009 1          10,303
----------------------------------------------------------------------------------------------------------------------------
     25,000         AR Devel. Finance Authority, Series C              6.600     07/01/2017     07/01/2007 1          25,185
----------------------------------------------------------------------------------------------------------------------------
      5,000         AR Devel. Finance Authority, Series D              6.850     01/01/2027     07/01/2007 1           5,038
----------------------------------------------------------------------------------------------------------------------------
     15,000         AR Devel. Finance Authority, Series H              6.100     07/01/2030     01/01/2009 1          15,417
----------------------------------------------------------------------------------------------------------------------------
     70,000         Independence County, AR Pollution Control
                    (Arkansas Power & Light Company)                   6.250     01/01/2021     07/01/2005 1          70,907
----------------------------------------------------------------------------------------------------------------------------
     85,000         Jefferson County, AR Pollution Control
                    (Energy Arkansas)                                  5.600     10/01/2017     06/01/2005 1          85,089
----------------------------------------------------------------------------------------------------------------------------
     40,000         Pope County, AR Pollution Control
                    (Arkansas Power & Light Company)                   6.300     12/01/2016     06/01/2005 1          40,913
----------------------------------------------------------------------------------------------------------------------------
    220,000         Pope County, AR Pollution Control
                    (Arkansas Power & Light Company)                   6.300     11/01/2020     05/01/2005 1         223,278
----------------------------------------------------------------------------------------------------------------------------
    875,000         Warren, AR Solid Waste Disposal
                    (Potlatch Corp.)                                   7.500     08/01/2013     08/01/2005 1         876,068
                                                                                                                 -----------
                                                                                                                   2,847,949
----------------------------------------------------------------------------------------------------------------------------
CALIFORNIA--10.5%
  1,000,000         CA CDA (East Valley Tourist)                      11.000     10/01/2020     03/01/2007 3       1,008,110
----------------------------------------------------------------------------------------------------------------------------
  2,895,000         CA County Tobacco Securitization Agency
                    (TASC)                                             5.500     06/01/2033     07/15/2013 2       2,749,932
----------------------------------------------------------------------------------------------------------------------------
  3,740,000         CA County Tobacco Securitization Agency
                    (TASC)                                             5.750     06/01/2029     12/01/2012 2       3,677,355
----------------------------------------------------------------------------------------------------------------------------
  1,175,000         CA County Tobacco Securitization Agency
                    (TASC)                                             5.750     06/01/2030     06/04/2012 2       1,157,234
----------------------------------------------------------------------------------------------------------------------------
  2,770,000         CA County Tobacco Securitization Agency
                    (TASC)                                             5.875     06/01/2027     12/15/2013 2       2,766,344
----------------------------------------------------------------------------------------------------------------------------
  2,400,000         CA County Tobacco Securitization Agency
                    (TASC)                                             5.875     06/01/2043     06/04/2012 2       2,344,464
----------------------------------------------------------------------------------------------------------------------------
  5,615,000         CA County Tobacco Securitization Agency
                    (TASC)                                             6.000     06/01/2029     06/01/2012 1       5,658,292
----------------------------------------------------------------------------------------------------------------------------
  5,000,000         CA Department of Water Resources
                    DRIVERS 6                                          7.660 7   05/01/2019     05/01/2012 1       5,582,450
----------------------------------------------------------------------------------------------------------------------------
 17,335,000         CA Golden State Tobacco Securitization
                    Corp.                                              6.250     06/01/2033     09/11/2012 3      17,761,441
----------------------------------------------------------------------------------------------------------------------------
    360,000         CA Golden State Tobacco Securitization
                    Corp. 5                                            6.625     06/01/2040     06/01/2013 1         375,145
----------------------------------------------------------------------------------------------------------------------------
  4,025,000         CA Golden State Tobacco Securitization
                    Corp. 5                                            6.750     06/01/2039     06/01/2013 1       4,247,784


                  18 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

  PRINCIPAL                                                                                      EFFECTIVE              VALUE
     AMOUNT                                                       COUPON           MATURITY      MATURITY*         SEE NOTE 1
-----------------------------------------------------------------------------------------------------------------------------
CALIFORNIA Continued
  3,450,000       CA Golden State Tobacco Securitization
                  Corp.                                            7.800%        06/01/2042     06/01/2013 1      $ 3,923,478
-----------------------------------------------------------------------------------------------------------------------------
  7,350,000       CA Golden State Tobacco Securitization
                  Corp.                                            7.900         06/01/2042     06/01/2013 1        8,406,195
-----------------------------------------------------------------------------------------------------------------------------
  1,200,000       CA Golden State Tobacco Securitization
                  Corp. (TASC)                                     7.875         06/01/2042     06/01/2013 1        1,370,496
-----------------------------------------------------------------------------------------------------------------------------
    190,000       CA Golden State Tobacco Securitization
                  Corp. (TASC)                                     7.875         06/01/2042     06/01/2013 1          216,995
-----------------------------------------------------------------------------------------------------------------------------
  2,665,000       CA Golden State Tobacco Securitization
                  Corp. RITES 6                                   10.714 7       06/01/2022     06/01/2008 1        3,158,691
-----------------------------------------------------------------------------------------------------------------------------
  3,830,000       CA Golden State Tobacco Securitization
                  Corp. RITES 6                                   10.714 7       06/01/2023     06/01/2008 1        4,504,233
-----------------------------------------------------------------------------------------------------------------------------
  3,000,000       CA Pollution Control Financing Authority
                  (Southern California Edison Company)             6.400         12/01/2024     06/01/2005 1        3,060,000
-----------------------------------------------------------------------------------------------------------------------------
  6,000,000       CA Public Works
                  (Department of Corrections)                      5.500         01/01/2017     01/01/2006 1        6,236,400
-----------------------------------------------------------------------------------------------------------------------------
  1,145,000       CA Public Works
                  (Department of Corrections-State Prison)         5.500         06/01/2019     06/01/2005 1        1,164,969
-----------------------------------------------------------------------------------------------------------------------------
  3,150,000       CA Statewide CDA (Fairfield Apartments)          6.500         01/01/2016     10/10/2011 3        3,177,468
-----------------------------------------------------------------------------------------------------------------------------
  3,200,000       CA Statewide CDA COP
                  (Cedars-Sinai Medical Center) INFLOS 6           8.589 7       11/01/2015     11/01/2005 1        3,239,968
-----------------------------------------------------------------------------------------------------------------------------
    100,000       CA Statewide CDA COP
                  (Cedars-Sinai Medical Center)
                  PARS & INFLOS                                    5.400 8       11/01/2015     11/01/2005 1          100,625
-----------------------------------------------------------------------------------------------------------------------------
  2,500,000       Chula Vista, CA Redevel. Agency (Bayfront)       7.625         09/01/2024     09/01/2005 1        2,598,000
-----------------------------------------------------------------------------------------------------------------------------
    450,000       Coalinga, CA Regional Medical Center COP         5.000         09/01/2014     02/03/2010 2          437,733
-----------------------------------------------------------------------------------------------------------------------------
  3,000,000       Kern County, CA Hsg. Authority
                  (Pioneer Pines)                                  6.150         10/20/2043     10/20/2012 1        3,285,210
-----------------------------------------------------------------------------------------------------------------------------
  3,750,000       Lake Elsinore, CA Public Financing
                  Authority, Series F                              7.100         09/01/2020     09/01/2007 1        4,072,613
-----------------------------------------------------------------------------------------------------------------------------
  1,820,000       Northern CA Tobacco Securitization
                  Authority (TASC), Series A                       5.250         06/01/2031     05/29/2014 2        1,682,481
-----------------------------------------------------------------------------------------------------------------------------
    250,000       Northern CA Tobacco Securitization
                  Authority (TASC), Series B                       5.000         06/01/2028     04/28/2010 3          235,750
-----------------------------------------------------------------------------------------------------------------------------
  1,800,000       Oakland, CA GO                                   6.000         06/15/2022     06/15/2005 1        1,824,300
-----------------------------------------------------------------------------------------------------------------------------
    500,000       Riverside County, CA Public Financing
                  Authority COP                                    5.750         05/15/2019     05/15/2009 1          520,610
-----------------------------------------------------------------------------------------------------------------------------
    500,000       Sacramento, CA Cogeneration Authority
                  (Proctor & Gamble)                               6.375         07/01/2010     07/01/2005 1          513,350
-----------------------------------------------------------------------------------------------------------------------------
  2,750,000       Sacramento, CA Power Authority
                  (Cogeneration)                                   6.000         07/01/2022     07/01/2006 1        2,876,363
-----------------------------------------------------------------------------------------------------------------------------
    600,000       Sacramento, CA Special Tax
                  (Community Facilities District No. 97-1)         6.750         09/01/2027     09/01/2005 1          619,518
-----------------------------------------------------------------------------------------------------------------------------
  6,000,000       Santa Rosa, CA Rancheria Tachi
                  Yokut Tribe Enterprise                           6.125         03/01/2013     04/06/2011 2        5,999,220


                  19 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

  PRINCIPAL                                                                                      EFFECTIVE              VALUE
     AMOUNT                                                        COUPON           MATURITY     MATURITY*         SEE NOTE 1
-----------------------------------------------------------------------------------------------------------------------------
CALIFORNIA Continued
$  13,060,000     Southern CA Tobacco Securitization
                  Authority (TASC)                                  5.500%        06/01/2036    08/18/2014 2     $ 12,469,949
                                                                                                                 ------------
                                                                                                                  123,023,166
-----------------------------------------------------------------------------------------------------------------------------
COLORADO--1.0%
    1,825,000     Adams County, CO Hsg. Authority
                  (Aztec Villa Apts.)                               5.850         12/01/2027    12/01/2009 1        1,882,287
-----------------------------------------------------------------------------------------------------------------------------
      270,000     Adams County, CO Pollution Control,
                  Series A                                          5.875         04/01/2014    04/01/2005 1          270,767
-----------------------------------------------------------------------------------------------------------------------------
       15,000     Boulder County, CO Multifamily Hsg.
                  (Legacy Apartments)                               6.100         11/20/2025    11/20/2005 1           15,402
-----------------------------------------------------------------------------------------------------------------------------
       90,000     CO Health Facilities Authority
                  (Northern Colorado Medical Center)                6.000         05/15/2020    05/15/2005 1           90,323
-----------------------------------------------------------------------------------------------------------------------------
      570,000     CO Hsg. & Finance Authority (Single Family)       6.450         04/01/2030    04/01/2009 1          606,503
-----------------------------------------------------------------------------------------------------------------------------
       12,000     CO Hsg. & Finance Authority, Series A             7.400         11/01/2027    05/01/2005 3           12,244
-----------------------------------------------------------------------------------------------------------------------------
       25,000     CO Hsg. & Finance Authority, Series A-4           6.250         10/01/2013    04/01/2005 1           25,382
-----------------------------------------------------------------------------------------------------------------------------
       20,000     CO Hsg. & Finance Authority, Series B-1           7.900         12/01/2025    07/01/2005 3           20,160
-----------------------------------------------------------------------------------------------------------------------------
      500,000     CO Hsg. & Finance Authority, Series B-2           6.400         10/01/2027    04/01/2006 1          523,815
-----------------------------------------------------------------------------------------------------------------------------
      265,000     CO Hsg. & Finance Authority, Series C-2           6.875         11/01/2028    09/01/2005 3          266,079
-----------------------------------------------------------------------------------------------------------------------------
      655,000     CO Hsg. & Finance Authority, Series D-2           6.350         11/01/2029    11/01/2015 1          666,941
-----------------------------------------------------------------------------------------------------------------------------
      160,000     Denver, CO City & County Airport                  5.600         11/15/2020    11/15/2006 1          165,664
-----------------------------------------------------------------------------------------------------------------------------
      460,000     Denver, CO City & County Airport                  5.600         11/15/2025    11/15/2006 1          470,677
-----------------------------------------------------------------------------------------------------------------------------
      275,000     Denver, CO City & County Airport                  5.700         11/15/2025    11/15/2005            284,713
-----------------------------------------------------------------------------------------------------------------------------
       90,000     Denver, CO City & County Airport                  5.750         11/15/2017    11/15/2005 1           93,082
-----------------------------------------------------------------------------------------------------------------------------
    1,000,000     Denver, CO City & County Airport RITES 6          9.008  7      11/15/2014    11/15/2010 1        1,194,770
-----------------------------------------------------------------------------------------------------------------------------
    1,500,000     Denver, CO City & County Airport RITES 6          9.008  7      11/15/2015    11/15/2010 1        1,811,175
-----------------------------------------------------------------------------------------------------------------------------
    1,500,000     Denver, CO City & County Airport RITES 6          9.008  7      11/15/2016    11/15/2010 1        1,811,175
-----------------------------------------------------------------------------------------------------------------------------
    1,000,000     Denver, CO City & County Airport RITES 6          9.008  7      11/15/2018    11/15/2010 1        1,202,160
-----------------------------------------------------------------------------------------------------------------------------
       30,000     Morgan County, CO Pollution Control
                  (Public Service Company of Colorado)              5.500         06/01/2012    06/01/2005 1           30,076
-----------------------------------------------------------------------------------------------------------------------------
       50,000     Pueblo County, CO School District COP             5.375         12/01/2010    12/01/2005 1           50,909
                                                                                                                 ------------
                                                                                                                   11,494,304
-----------------------------------------------------------------------------------------------------------------------------
CONNECTICUT--0.7%
       50,000     CT Devel. Authority
                  (Bridgeport Hydraulic Company)                    6.000         09/01/2036    09/01/2006 1           53,048
-----------------------------------------------------------------------------------------------------------------------------
    2,000,000     CT Devel. Authority Airport Facility              7.950         04/01/2026    10/01/2014 1        2,322,000
                  (Learjet)
-----------------------------------------------------------------------------------------------------------------------------
       20,000     CT Devel. Authority Pollution Control
                  (Connecticut Light & Power Company)               5.950         09/01/2028    10/01/2008 1           21,173
-----------------------------------------------------------------------------------------------------------------------------
      155,000     CT Devel. Authority Water Facilities
                  (Bridgeport Hydraulic Corp.)                      5.500         06/01/2028    06/01/2005 1          155,608
-----------------------------------------------------------------------------------------------------------------------------
      195,000     CT Devel. Authority Water Facilities
                  (Bridgeport Hydraulic Corp.)                      5.600         06/01/2028    06/01/2005 1          195,722
-----------------------------------------------------------------------------------------------------------------------------
       20,000     CT Health & Educational Facilities Authority
                  (Greenwich Hospital Association)                  5.800         07/01/2026    07/01/2006 1           21,026


                  20 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

    PRINCIPAL                                                                                    EFFECTIVE              VALUE
       AMOUNT                                                         COUPON        MATURITY     MATURITY*         SEE NOTE 1
-----------------------------------------------------------------------------------------------------------------------------
CONNECTICUT Continued
$     100,000       CT Health & Educational Facilities Authority
                    (Mansfield Nursing)                                5.875%     11/01/2012    11/01/2005 1     $    101,270
-----------------------------------------------------------------------------------------------------------------------------
      410,000       CT Health & Educational Facilities Authority
                    (New Britain General Hospital), Series B           6.000      07/01/2024    07/01/2005 1          419,213
-----------------------------------------------------------------------------------------------------------------------------
       30,000       CT Health & Educational Facilities
                    Authority,
                    Series E                                           6.500      07/01/2014    07/01/2005 1           30,909
-----------------------------------------------------------------------------------------------------------------------------
       45,000       CT HFA                                             6.000      11/15/2027    11/15/2008 1           46,314
-----------------------------------------------------------------------------------------------------------------------------
       20,000       CT HFA, Series G                                   5.950      11/15/2017    11/15/2008 1           20,775
-----------------------------------------------------------------------------------------------------------------------------
    1,560,000       CT Resource Recovery Authority
                    (Browning-Ferris Industries)                       6.450      11/15/2022    11/15/2006 1        1,579,781
-----------------------------------------------------------------------------------------------------------------------------
    2,860,000       Eastern CT Resource Recovery Authority
                    Solid Waste (Wheelabrator Lisbon)                  5.500      01/01/2020    07/01/2005 1        2,874,014
-----------------------------------------------------------------------------------------------------------------------------
       40,000       Hartford, CT Redevel. Agency (Underwood)          10.000      02/01/2025    08/01/2005 1           40,749
-----------------------------------------------------------------------------------------------------------------------------
      600,000       Mashantucket, CT Western Pequot Tribe,
                    Series B                                           5.600      09/01/2009    09/01/2007 1          644,550
                                                                                                                 ------------
                                                                                                                    8,526,152
-----------------------------------------------------------------------------------------------------------------------------
DELAWARE--0.1%
  1,080,000         DE Economic Devel. Authority
                    (Student Hsg.-University Courtyard)                5.750      08/01/2014    08/01/2010 1        1,164,445
-----------------------------------------------------------------------------------------------------------------------------
    185,000         DE Economic Devel. Authority
                    (United Waterworks)                                6.200      06/01/2025    06/01/2005 1          189,656
-----------------------------------------------------------------------------------------------------------------------------
     25,000         DE Hsg. Authority (Multifamily Mtg.)               7.375      01/01/2015    07/01/2005 1           25,043
-----------------------------------------------------------------------------------------------------------------------------
     20,000         DE Hsg. Authority (Single Family Mtg.)             6.050      07/01/2028    07/01/2009 1           20,128
                                                                                                                 ------------
                                                                                                                    1,399,272
-----------------------------------------------------------------------------------------------------------------------------
DISTRICT OF COLUMBIA--0.7%
       40,000       District of Columbia (American University)         5.625      10/01/2026    10/01/2006 1           41,719
-----------------------------------------------------------------------------------------------------------------------------
    5,000,000       District of Columbia (Carnegie Endowment)          5.750      11/15/2026    05/15/2006 1        5,237,500
-----------------------------------------------------------------------------------------------------------------------------
       35,000       District of Columbia HFA (Single Family),
                    Series A                                           6.850      06/01/2031    06/01/2010 1           35,671
-----------------------------------------------------------------------------------------------------------------------------
       40,000       District of Columbia HFA (Single Family),
                    Series B                                           5.900      12/01/2028    06/01/2009 1           40,682
-----------------------------------------------------------------------------------------------------------------------------
    1,820,000       District of Columbia Tobacco Settlement
                    Financing Corp.                                    6.250      05/15/2024    11/15/2011 3        1,851,704
-----------------------------------------------------------------------------------------------------------------------------
    1,290,000       District of Columbia Tobacco Settlement
                    Financing Corp.                                    6.750      05/15/2040    05/15/2011 1        1,339,626
-----------------------------------------------------------------------------------------------------------------------------
       55,000       Metropolitan Washington D.C. Airport
                    Authority, Series B                                5.500      10/01/2023    10/01/2009 1           56,615
                                                                                                                 ------------
                                                                                                                    8,603,517
-----------------------------------------------------------------------------------------------------------------------------
      FLORIDA--7.5%
       30,000       Bay County, FL Water System                        6.250      09/01/2014    09/01/2005 1           30,095
-----------------------------------------------------------------------------------------------------------------------------
      950,000       Bonnet Creek, FL Resort Community Devel.
                    District Special Assessment                        7.125      05/01/2012    01/10/2010 2        1,015,788
-----------------------------------------------------------------------------------------------------------------------------
      170,000       Brevard County, FL Industrial Devel.
                    (NUI Corp.)                                        6.400      10/01/2024    04/01/2005 1          173,871


                  21 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

    PRINCIPAL                                                                                    EFFECTIVE            VALUE
       AMOUNT                                                         COUPON        MATURITY     MATURITY*       SEE NOTE 1
---------------------------------------------------------------------------------------------------------------------------
FLORIDA Continued
$      35,000       Brevard County, FL Industrial Devel.
                    (The Kroger Company)                               7.250%     01/01/2009    07/01/2005 1    $    36,225
---------------------------------------------------------------------------------------------------------------------------
    2,500,000       Brooks of Bonita Springs, FL Community
                    Devel. District, Series A                          6.200      05/01/2019    05/01/2006 1      2,621,175
---------------------------------------------------------------------------------------------------------------------------
    2,000,000       Broward County, FL Airport Facilities              7.500      11/01/2020    11/01/2014 1      2,252,720
                    (Learjet)
---------------------------------------------------------------------------------------------------------------------------
       15,000       Broward County, FL HFA Single Family Mtg.,
                    Series A                                           6.200      04/01/2030    04/01/2009 1         15,532
---------------------------------------------------------------------------------------------------------------------------
       35,000       Broward County, FL Professional Sports
                    Facilities (Civic Arena)                           5.625      09/01/2028    09/01/2006 1         36,497
---------------------------------------------------------------------------------------------------------------------------
    4,665,000       Capital Trust Agency, FL
                    (Seminole Tribe Convention) 5                      6.000      10/01/2017    10/01/2012 1      5,004,146
---------------------------------------------------------------------------------------------------------------------------
      185,000       Clay County, FL Hsg. Finance Authority
                    (Single Family Mtg.)                               6.550      03/01/2028    03/01/2007 1        189,392
---------------------------------------------------------------------------------------------------------------------------
    3,745,000       Collier County, FL IDA (Allete)                    6.500      10/01/2025    01/01/2006 1      3,879,371
---------------------------------------------------------------------------------------------------------------------------
    3,400,000       Concorde Estates, FL Community Devel.
                    District                                           5.000      05/01/2011    05/01/2007 2      3,400,748
---------------------------------------------------------------------------------------------------------------------------
      100,000       Dade County, FL Aviation
                    (Miami International Airport)                      5.750      10/01/2015    10/01/2005 1        103,150
---------------------------------------------------------------------------------------------------------------------------
      560,000       Dade County, FL Aviation
                    (Miami International Airport)                      5.750      10/01/2026    10/01/2008 1        590,201
---------------------------------------------------------------------------------------------------------------------------
    4,990,000       Dade County, FL Aviation
                    (Miami International Airport)                      6.000      10/01/2024    10/01/2005 1      5,159,660
---------------------------------------------------------------------------------------------------------------------------
    2,255,000       Dade County, FL Aviation, Series A                 5.750      10/01/2011    10/01/2006 1      2,377,627
---------------------------------------------------------------------------------------------------------------------------
       25,000       Dade County, FL Educational Facilities
                    Authority (University of Miami)                    5.750      04/01/2020    04/01/2006 1         26,186
---------------------------------------------------------------------------------------------------------------------------
       20,000       Dade County, FL Educational Facilities
                    Authority (University of Miami)                    5.750      04/01/2020    04/01/2006 1         20,949
---------------------------------------------------------------------------------------------------------------------------
       20,000       Dade County, FL Health Facilities Authority
                    (Baptist Hospital of Miami)                        5.250      05/15/2013    05/15/2005 1         20,063
---------------------------------------------------------------------------------------------------------------------------
       20,000       Dade County, FL HFA
                    (Lincoln Fields Apartments)                        6.250      07/01/2024    07/01/2005 1         20,023
---------------------------------------------------------------------------------------------------------------------------
    1,350,000       Dade County, FL Seaport                            5.750      10/01/2015    10/01/2005 1      1,396,602
---------------------------------------------------------------------------------------------------------------------------
       20,000       Dade County, FL Water & Sewer System               5.500      10/01/2025    10/01/2005 1         20,626
---------------------------------------------------------------------------------------------------------------------------
      120,000       Dade County, FL Water & Sewer System               5.500      10/01/2025    10/01/2005 1        123,757
---------------------------------------------------------------------------------------------------------------------------
      105,000       Dade County, FL Water & Sewer System               5.750      10/01/2022    10/01/2005 1        108,575
---------------------------------------------------------------------------------------------------------------------------
       15,000       Duval County, FL HFA (Single Family Mtg.)          5.950      04/01/2030    04/01/2009 1         15,456
---------------------------------------------------------------------------------------------------------------------------
      120,000       Edgewater, FL Water & Sewer                        5.500      10/01/2021    04/01/2005 1        121,441
---------------------------------------------------------------------------------------------------------------------------
    1,200,000       Escambia County, FL Health Facilities
                    Authority                                          5.950      07/01/2020    07/01/2020        1,222,560
---------------------------------------------------------------------------------------------------------------------------
       15,000       Escambia County, FL HFA (Multi-County)             6.400      10/01/2030    04/01/2010 1         15,244
---------------------------------------------------------------------------------------------------------------------------
       15,000       Escambia County, FL HFA (Multi-County),
                    Series A                                           6.100      04/01/2030    04/01/2007 1         15,525
---------------------------------------------------------------------------------------------------------------------------
       75,000       Escambia County, FL HFA, Series C                  5.875      10/01/2028    10/01/2008 1         76,926


                  22 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

    PRINCIPAL                                                                                    EFFECTIVE              VALUE
       AMOUNT                                                       COUPON        MATURITY       MATURITY*         SEE NOTE 1
-----------------------------------------------------------------------------------------------------------------------------
FLORIDA Continued
$     145,000        Escambia County, FL Pollution Control
                     (Champion International Corp.)                  5.875%     06/01/2022      12/01/2005 1          146,134
-----------------------------------------------------------------------------------------------------------------------------
      245,000        Escambia County, FL Pollution Control
                     (Champion International Corp.)                  6.400      09/01/2030      09/01/2008 1          255,047
-----------------------------------------------------------------------------------------------------------------------------
    3,175,000        Fiddlers Creek, FL Community Devel.             5.800      05/01/2021      05/01/2010 1        3,315,684
                     District
-----------------------------------------------------------------------------------------------------------------------------
       25,000        FL Agriculture & Mechanical University
                     (Student Apts.)                                 5.625      07/01/2021      07/01/2006 1           26,029
-----------------------------------------------------------------------------------------------------------------------------
    7,145,000        FL Gateway Services Community Devel.
                     District Special Assessment (Sun City
                     Center)                                         5.500      05/01/2010      08/15/2005 2        7,231,669
-----------------------------------------------------------------------------------------------------------------------------
       45,000        FL HFA                                          5.750      07/01/2017      07/01/2009 1           45,290
-----------------------------------------------------------------------------------------------------------------------------
       15,000        FL HFA (Holly Cove Apartments)                  6.250      10/01/2035      10/01/2007 1           15,324
-----------------------------------------------------------------------------------------------------------------------------
       25,000        FL HFA (Indian Run Apartments)                  6.100      12/01/2026      12/01/2008 1           25,807
-----------------------------------------------------------------------------------------------------------------------------
       15,000        FL HFA (Landings at Sea Forest)                 5.850      12/01/2018      12/01/2008 1           15,554
-----------------------------------------------------------------------------------------------------------------------------
      205,000        FL HFA (Landings Boot Ranch)                    6.100      11/01/2035      05/01/2006 1          215,424
-----------------------------------------------------------------------------------------------------------------------------
       20,000        FL HFA (Mariner Club Apartments),
                     Series K-1                                      6.375      09/01/2036      09/01/2008 1           20,619
-----------------------------------------------------------------------------------------------------------------------------
      480,000        FL HFA (Multifamily Hsg.), Series I             6.500      07/01/2016      04/19/2013 2          474,485
-----------------------------------------------------------------------------------------------------------------------------
      620,000        FL HFA (Multifamily Hsg.), Series I             6.625      07/01/2028      07/09/2023 2          593,749
-----------------------------------------------------------------------------------------------------------------------------
       50,000        FL HFA (Riverfront Apartments)                  6.200      04/01/2027      04/01/2007 1           51,950
-----------------------------------------------------------------------------------------------------------------------------
       10,000        FL HFA (Stoddard Arms Apartments)               5.900      09/01/2010      09/01/2006 1           10,357
-----------------------------------------------------------------------------------------------------------------------------
       15,000        FL HFA (Windchase Apartments), Series C         5.900      12/01/2027      06/01/2009 1           15,412
-----------------------------------------------------------------------------------------------------------------------------
      195,000        FL HFA (Worthington Apartments)                 6.050      12/01/2025      12/01/2007 1          200,070
-----------------------------------------------------------------------------------------------------------------------------
       15,000        FL HFA, Series 3                                6.200      07/01/2016      01/01/2009 1           15,603
-----------------------------------------------------------------------------------------------------------------------------
       10,000        FL HFA, Series 3                                6.300      07/01/2024      01/01/2007 1           10,422
-----------------------------------------------------------------------------------------------------------------------------
       25,000        FL HFA, Series A                                6.400      06/01/2024      06/01/2005 1           25,544
-----------------------------------------------------------------------------------------------------------------------------
       25,000        FL HFC                                          5.900      07/01/2021      07/01/2009 1           25,159
-----------------------------------------------------------------------------------------------------------------------------
       30,000        FL HFC (Winterlakes Sanctuary), Series H-1      6.000      09/01/2032      09/01/2011 1           31,236
-----------------------------------------------------------------------------------------------------------------------------
       95,000        FL Ports Financing Commission                   5.375      06/01/2027      06/01/2007 1           97,341
-----------------------------------------------------------------------------------------------------------------------------
      100,000        FL State Board of Education GO, Series A        5.500      06/01/2017      06/01/2005 1          101,534
-----------------------------------------------------------------------------------------------------------------------------
    2,660,000        FL Village Community Devel. District No. 5
                     Special Assessment, Series B                    5.000      05/01/2008      07/01/2005 2        2,671,491
-----------------------------------------------------------------------------------------------------------------------------
    2,695,000        Herons Glen, FL Recreation District
                     Special Assessment                              5.900      05/01/2019      05/01/2010 1        2,755,853
-----------------------------------------------------------------------------------------------------------------------------
    2,000,000        Herons Glen, FL Recreation District
                     Special Assessment                              6.000      05/01/2029      05/01/2010 1        2,047,100
-----------------------------------------------------------------------------------------------------------------------------
       55,000        Hillsborough County, FL Aviation Authority
                     (Tampa International Airport)                   6.000      10/01/2023      10/01/2006 1           58,333
-----------------------------------------------------------------------------------------------------------------------------
      740,000        Hillsborough County, FL IDA
                     (Tampa Electric Company)                        6.250      12/01/2034      12/01/2005 1          764,020
-----------------------------------------------------------------------------------------------------------------------------
      170,000        Hillsborough County, FL Port District
                     (Tampa Port Authority)                          6.000      06/01/2020      06/01/2005 1          174,208
-----------------------------------------------------------------------------------------------------------------------------
    1,145,000        Jacksonville, FL Electric Authority
                     (St. Johns River)                               5.250      10/01/2021      10/01/2005 1        1,163,423


                  23 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

    PRINCIPAL                                                                                     EFFECTIVE             VALUE
       AMOUNT                                                         COUPON        MATURITY      MATURITY*        SEE NOTE 1
-----------------------------------------------------------------------------------------------------------------------------
FLORIDA Continued
$      75,000       Jacksonville, FL Port Authority                    5.625%     11/01/2018     11/01/2008 1    $     79,085
-----------------------------------------------------------------------------------------------------------------------------
       70,000       Jacksonville, FL Port Authority                    5.625      11/01/2026     11/01/2010 1          74,960
-----------------------------------------------------------------------------------------------------------------------------
      665,000       Jacksonville, FL Water & Sewage
                    (United Waterworks)                                6.350      08/01/2025     08/01/2005 1         685,529
-----------------------------------------------------------------------------------------------------------------------------
       25,000       Lakeland, FL Light & Water                         5.750      10/01/2019     04/01/2005 1          26,932
-----------------------------------------------------------------------------------------------------------------------------
      665,000       Lee County, FL HFA (Single Family Mtg.)            6.450      03/01/2031     10/01/2005 3         678,533
-----------------------------------------------------------------------------------------------------------------------------
      125,000       Lee County, FL IDA (Bonita Springs
                    Utilities)                                         6.050      11/01/2020     11/01/2006 1         131,951
-----------------------------------------------------------------------------------------------------------------------------
        5,000       Manatee County, FL HFA, Series A                   9.125      06/01/2016     06/01/2005 1           5,017
-----------------------------------------------------------------------------------------------------------------------------
   10,125,000       Martin County, FL IDA
                    (Indiantown Cogeneration)                          7.875      12/15/2025     12/15/2005 1      10,292,164
-----------------------------------------------------------------------------------------------------------------------------
       85,000       Miami, FL Community Redevel.
                    (Southeast Overtown/Park West)                     8.500      10/01/2015     04/01/2005 1          85,291
-----------------------------------------------------------------------------------------------------------------------------
    3,500,000       Miami, FL Health Facilities Authority
                    (Mercy Hospital) IRS                               7.920 7    08/15/2015     08/15/2005 1       3,650,500
-----------------------------------------------------------------------------------------------------------------------------
       60,000       Miami, FL Redevel. Agency
                    (City Center-Historic Convention Village)          5.875      12/01/2022     12/01/2006 1          60,963
-----------------------------------------------------------------------------------------------------------------------------
       15,000       Miami-Dade County, FL Hsg. Finance
                    Authority (Country Club Villas Apartments)         6.000      10/01/2015     04/01/2011 1          15,569
-----------------------------------------------------------------------------------------------------------------------------
       40,000       North Palm Beach Heights, FL Water
                    Control District, Series A                         6.500      10/01/2012     04/01/2005 1          40,134
-----------------------------------------------------------------------------------------------------------------------------
      430,000       Oakland, FL Charter School                         6.950      12/01/2015     05/01/2011 2         449,892
-----------------------------------------------------------------------------------------------------------------------------
       50,000       Orange County, FL Health Facilities
                    Authority
                    (AHS/FH/JCH/MH/MAH Obligated Group)                5.750      11/15/2025     11/15/2005 1          51,775
-----------------------------------------------------------------------------------------------------------------------------
       95,000       Orange County, FL Health Facilities
                    Authority
                    (Orlando Regional Healthcare System)               6.000      11/01/2024     05/01/2005 1          95,238
-----------------------------------------------------------------------------------------------------------------------------
       35,000       Orange County, FL HFA                              5.800      09/01/2017     09/01/2009 1          35,361
-----------------------------------------------------------------------------------------------------------------------------
       35,000       Orange County, FL HFA (Single Family Mtg.)         5.950      03/01/2028     03/01/2007 1          36,079
-----------------------------------------------------------------------------------------------------------------------------
       65,000       Palm Beach County, FL Health Facilities
                    Authority (Adult Community Services)               5.625      11/15/2020     11/15/2008 1          66,383
-----------------------------------------------------------------------------------------------------------------------------
       50,000       Palm Beach County, FL HFA
                    (Shenandoah Village)                               6.100      10/01/2025     10/01/2005 1          51,269
-----------------------------------------------------------------------------------------------------------------------------
       35,000       Palm Beach County, FL Industrial Devel.
                    (Regents Park Boca Raton)                          5.700      02/01/2024     02/01/2006 1          35,425
-----------------------------------------------------------------------------------------------------------------------------
      435,000       Pinellas County, FL HFA 5                          5.500      03/01/2036     03/18/2008 3         438,028
-----------------------------------------------------------------------------------------------------------------------------
    4,705,000       Pinellas County, FL HFA (Oaks of Clearwater)       6.375      06/01/2019     12/01/2013 1       4,976,384
-----------------------------------------------------------------------------------------------------------------------------
      110,000       Pinellas County, FL HFA, Series A                  6.000      04/01/2029     04/01/2008 1         112,737
-----------------------------------------------------------------------------------------------------------------------------
      145,000       Polk County, FL IDA
                    (Tampa Electric Company)                           5.850      12/01/2030     12/01/2008 1         147,977
-----------------------------------------------------------------------------------------------------------------------------
      280,000       Polk County, FL IDA Solid Waste Disposal
                    (Tampa Electric Company)                           5.850      12/01/2030     12/01/2008 1         297,128
-----------------------------------------------------------------------------------------------------------------------------
    2,500,000       Reunion East, FL Community Devel.
                    District Special Assessment                        5.200      11/01/2007     05/01/2005 2       2,531,425
-----------------------------------------------------------------------------------------------------------------------------
      210,000       Santa Rosa Bay, FL Bridge Authority                6.250      07/01/2028     07/01/2006 1         218,566


                  24 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

    PRINCIPAL                                                                                     EFFECTIVE           VALUE
       AMOUNT                                                           COUPON      MATURITY      MATURITY*      SEE NOTE 1
---------------------------------------------------------------------------------------------------------------------------
FLORIDA Continued
$     900,000         Sumter Landing, FL Community Devel.
                      District Special Assessment                       6.250%     05/01/2013    05/01/2009 2   $   921,420
---------------------------------------------------------------------------------------------------------------------------
    8,000,000         Volusia County, FL Educational
                      Facility Authority
                      (Emery-Riddle Aeronautical University)            6.125      10/15/2026    10/15/2008 1     8,447,360
---------------------------------------------------------------------------------------------------------------------------
      250,000         Volusia County, FL Health Facilities
                      Authority
                      (John Knox Village of Florida)                    6.000      06/01/2017    06/01/2006 1       263,338
---------------------------------------------------------------------------------------------------------------------------
      200,000         Volusia County, FL Health Facilities
                      Authority
                      (Memorial Health Systems)                         5.750      11/15/2020    05/15/2005 1       204,440
---------------------------------------------------------------------------------------------------------------------------
       25,000         Wilton Manors, FL Water & Sewage                  5.500      10/01/2012    04/01/2005 1        25,468
                                                                                                                -----------
                                                                                                                 87,922,323
---------------------------------------------------------------------------------------------------------------------------
GEORGIA--1.4%
     50,000           Atlanta, GA Airport                               5.625      01/01/2030    01/01/2010 1        52,614
---------------------------------------------------------------------------------------------------------------------------
  2,000,000           Atlanta, GA Devel. Authority Student Hsg.
                      (ADA/CAU Partners)                                6.000      07/01/2036    07/01/2016 1     2,145,380
---------------------------------------------------------------------------------------------------------------------------
    180,000           Burke County, GA Devel. Authority
                      (Georgia Power Company)                           5.450      05/01/2034    05/01/2006 1       183,722
---------------------------------------------------------------------------------------------------------------------------
     25,000           De Kalb County, GA Devel Authority
                      (Emory University)                                5.375      11/01/2025    11/01/2005 1        25,558
---------------------------------------------------------------------------------------------------------------------------
     75,000           Ellijay-Gilmer County, GA Water
                      & Sewage Authority                                5.900      01/01/2024    01/01/2006 1        75,470
---------------------------------------------------------------------------------------------------------------------------
     10,000           Fulton County, GA Hsg. Authority                  6.550      03/01/2018    09/01/2005 1        10,082
---------------------------------------------------------------------------------------------------------------------------
     20,000           GA HFA (Lake Vista Apartments)                    5.950      01/01/2027    01/01/2008 1        20,697
---------------------------------------------------------------------------------------------------------------------------
     40,000           GA HFA (Single Family Mtg.)                       5.850      12/01/2028    06/01/2007 1        41,904
---------------------------------------------------------------------------------------------------------------------------
     80,000           GA HFA (Single Family Mtg.)                       6.000      06/01/2021    11/01/2009 1        83,854
---------------------------------------------------------------------------------------------------------------------------
     15,000           GA HFA (Single Family Mtg.), Series C2            5.800      12/01/2026    12/01/2009 1        15,613
---------------------------------------------------------------------------------------------------------------------------
     30,000           Gainesville & Hall County, GA Hospital
                      Authority                                         6.000      10/01/2025    10/01/2005 1        31,022
---------------------------------------------------------------------------------------------------------------------------
    105,000           Hinesville, GA Hsg. Devel. Corp.
                      (Pineland Square Apartments)                      7.250      04/01/2013    04/01/2005 1       107,651
---------------------------------------------------------------------------------------------------------------------------
     25,000           Hinesville, GA Leased Hsg. Corp.
                      (Regency Park)                                    7.250      01/15/2011    01/15/2011 1        25,863
---------------------------------------------------------------------------------------------------------------------------
     50,000           Macon-Bibb County, GA Industrial Authority        6.000      05/01/2013    05/01/2005 1        50,132
---------------------------------------------------------------------------------------------------------------------------
     20,000           Macon-Bibb County, GA Industrial Authority        6.100      05/01/2018    05/01/2005 1        20,024
---------------------------------------------------------------------------------------------------------------------------
     15,000           Marietta, GA Devel. Authority (Life College)      5.800      09/01/2019    09/01/2005 1        15,472
---------------------------------------------------------------------------------------------------------------------------
  4,055,000           Northwestern Gwinnett County,
                      GA Facilities Corp. COP (Dept. of Labor)          5.750      06/15/2019    05/14/2014 3     4,374,250
---------------------------------------------------------------------------------------------------------------------------
  1,615,000           Northwestern Gwinnett County,
                      GA Facilities Corp. COP
                      (Dept. of Motor Vehicle Safety)                   5.750      06/15/2019    05/18/2014 3     1,742,149
---------------------------------------------------------------------------------------------------------------------------
  6,200,000           Rockdale County, GA Devel. Authority
                      (Visy Paper)                                      7.400      01/01/2016    07/01/2005 1     6,408,940
---------------------------------------------------------------------------------------------------------------------------
  1,000,000           Rockdale County, GA Devel. Authority
                      (Visy Paper)                                      7.500      01/01/2026    01/01/2006 1     1,033,700


                  25 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

    PRINCIPAL                                                                                       EFFECTIVE           VALUE
       AMOUNT                                                         COUPON           MATURITY     MATURITY*      SEE NOTE 1
-----------------------------------------------------------------------------------------------------------------------------
GEORGIA Continued
$      10,000       Rome, GA New Public Housing Authority 6            5.750%        11/01/2010    05/01/2005 1   $    11,072
-----------------------------------------------------------------------------------------------------------------------------
       40,000       Roswell, GA Hsg. Authority
                    (Liberty Wood Creek Apartments)                    5.700         03/01/2024    03/01/2006 1        40,368
-----------------------------------------------------------------------------------------------------------------------------
      210,000       Savannah, GA Economic Devel. Authority
                    (University Financing Foundation)                  6.750         11/15/2031    11/15/2010 1       229,967
                                                                                                                  -----------
                                                                                                                   16,745,504
-----------------------------------------------------------------------------------------------------------------------------
HAWAII--1.3%
    3,385,000       HI Airports System RITES 6                         8.670 7       07/01/2018    07/01/2011 1     3,937,060
-----------------------------------------------------------------------------------------------------------------------------
    7,000,000       HI Department of Budget & Finance RITES 6          8.385 7       07/01/2020    07/11/2010 1     8,219,330
-----------------------------------------------------------------------------------------------------------------------------
    1,050,000       HI Department of Budget & Finance Special
                    Purpose (Hawaiian Electric Company)                5.450         11/01/2023    05/01/2005 1     1,062,096
-----------------------------------------------------------------------------------------------------------------------------
       85,000       HI Department of Budget & Finance Special
                    Purpose (Hawaiian Electric Company)                5.650         10/01/2027    10/01/2013 1        91,970
-----------------------------------------------------------------------------------------------------------------------------
       50,000       HI Department of Budget & Finance Special
                    Purpose (Hawaiian Electric Company)                5.875         12/01/2026    12/01/2006 1        53,096
-----------------------------------------------------------------------------------------------------------------------------
      190,000       HI Department of Budget & Finance Special
                    Purpose (Kapiolani Health Care System)             6.000         07/01/2019    07/01/2005 1       190,456
-----------------------------------------------------------------------------------------------------------------------------
    1,710,000       HI Department of Budget & Finance Special
                    Purpose (Kapiolani Health Care System)             6.300         07/01/2008    07/01/2005 1     1,722,825
-----------------------------------------------------------------------------------------------------------------------------
       25,000       HI Department of Budget & Finance Special
                    Purpose (Kapiolani Health Care)                    6.250         07/01/2021    07/01/2006 1        25,908
-----------------------------------------------------------------------------------------------------------------------------
       65,000       HI Harbor Capital Improvement                      5.500         07/01/2027    07/01/2009 1        67,268
-----------------------------------------------------------------------------------------------------------------------------
       75,000       HI Harbor System, Series A                         5.750         07/01/2029    07/01/2010 1        80,193
-----------------------------------------------------------------------------------------------------------------------------
       15,000       HI Hsg. Finance & Devel. Corp.
                    (Single Family Mtg.), Series B                     5.700         07/01/2013    07/01/2006 1        15,348
-----------------------------------------------------------------------------------------------------------------------------
      135,000       HI Hsg. Finance & Devel. Corp.
                    (Single Family Mtg.), Series B                     5.900         07/01/2027    07/01/2006 1       138,146
-----------------------------------------------------------------------------------------------------------------------------
       10,000       HI Hsg. Finance & Devel. Corp.
                    (Single Family Mtg.), Series B                     5.900         07/01/2027    07/01/2005 1        10,233
                                                                                                                  -----------
                                                                                                                   15,613,929
-----------------------------------------------------------------------------------------------------------------------------
IDAHO--0.2%
       40,000       Boise City, ID COP                                 5.600         09/01/2030    09/01/2005 1        40,358
-----------------------------------------------------------------------------------------------------------------------------
       15,000       ID Hsg. & Finance Association
                    (Single Family Mtg.), Series F                     6.050         07/01/2009    08/01/2005 3        15,078
-----------------------------------------------------------------------------------------------------------------------------
       25,000       ID Hsg. & Finance Association
                    (Single Family Mtg.), Series H-2                   6.200         07/01/2028    11/15/2006 3        25,165
-----------------------------------------------------------------------------------------------------------------------------
       15,000       ID Hsg. Agency (Single Family Mtg.),
                    Series A                                           6.125         07/01/2026    12/31/2010 2        15,408
-----------------------------------------------------------------------------------------------------------------------------
       75,000       ID Water Resource Board
                    (General Waterworks Corp.)                         6.400         10/01/2024    04/01/2005 1        75,212
-----------------------------------------------------------------------------------------------------------------------------
    2,395,000       Pocatello, ID Devel. Authority Revenue
                    Allocation Tax Increment, Series A                 5.500         08/01/2017    02/08/2014 3     2,387,384
                                                                                                                  -----------
                                                                                                                    2,558,605


                  26 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

    PRINCIPAL                                                                                    EFFECTIVE             VALUE
       AMOUNT                                                      COUPON          MATURITY      MATURITY*        SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------
ILLINOIS--3.2%
$   1,700,000      Bedford Park, IL Tax Increment
                   (71st & Cicero)                                  7.375%       01/01/2012     01/01/2006 1     $ 1,773,797
----------------------------------------------------------------------------------------------------------------------------
      120,000      Bryant, IL Pollution Control
                   (Central Illinois Light Company)                 5.900        08/01/2023     08/01/2005 1         122,574
----------------------------------------------------------------------------------------------------------------------------
       25,000      Bryant, IL Pollution Control
                   (Central Illinois Light Company)                 5.900        08/01/2023     08/01/2005 1          25,255
----------------------------------------------------------------------------------------------------------------------------
      520,000      Chicago, IL (Single Family Mtg.)                 6.300        09/01/2029     09/01/2013 1         531,019
----------------------------------------------------------------------------------------------------------------------------
        5,000      Chicago, IL Board of Education
                   (Chicago School Reform)                          5.750        12/01/2027     12/01/2007 1           5,374
----------------------------------------------------------------------------------------------------------------------------
      150,000      Chicago, IL Metropolitan Hsg. Devel. Corp.       6.850        07/01/2022     07/01/2005 1         151,167
----------------------------------------------------------------------------------------------------------------------------
       20,000      Chicago, IL Metropolitan Hsg. Devel. Corp.
                   (Academy Square)                                 5.600        10/01/2025     04/01/2005 1          20,010
----------------------------------------------------------------------------------------------------------------------------
       70,000      Chicago, IL Midway Airport, Series B             5.750        01/01/2022     01/01/2007 1          73,080
----------------------------------------------------------------------------------------------------------------------------
       25,000      Chicago, IL Multifamily Hsg.
                   (St. Edmund's Village)                           6.125        09/20/2024     09/20/2010 1          26,390
----------------------------------------------------------------------------------------------------------------------------
    5,555,000      Chicago, IL O'Hare International Airport
                   (2nd Lien)                                       5.000        01/01/2018     01/01/2006 1       5,649,102
----------------------------------------------------------------------------------------------------------------------------
    4,000,000      Chicago, IL O'Hare International Airport
                   (General Airport), Series A 6                    8.870 7      01/01/2023     01/01/2014 1       4,731,200
----------------------------------------------------------------------------------------------------------------------------
    2,815,000      Chicago, IL Park District                        5.250        01/01/2011     01/01/2006 1       2,922,899
----------------------------------------------------------------------------------------------------------------------------
      100,000      Greenville, IL Educational Facilities
                   Authority
                   (Greenville College)                             6.000        12/01/2009     06/01/2005 1         100,189
----------------------------------------------------------------------------------------------------------------------------
      350,000      Harvey, IL GO                                    6.700        02/01/2009     02/01/2006 1         354,645
----------------------------------------------------------------------------------------------------------------------------
   12,280,000      Hodgkins, IL Environmental Improvement
                   (Metropolitan Biosolids Management) 5            6.000        11/01/2015     11/01/2008 1      13,053,149
----------------------------------------------------------------------------------------------------------------------------
    2,540,000      IL Devel. Finance Authority (Olin Corp.)         6.750        03/01/2016     04/01/2013 1       2,666,924
----------------------------------------------------------------------------------------------------------------------------
      225,000      IL Devel. Finance Authority Pollution
                   Control
                   (Central Illinois Public Service Company)        5.700        08/15/2026     08/15/2005 1         226,987
----------------------------------------------------------------------------------------------------------------------------
      700,000      IL Devel. Finance Authority Pollution
                   Control
                   (Illinois Power Company)                         5.700        02/01/2024     02/01/2006 1         714,672
----------------------------------------------------------------------------------------------------------------------------
       80,000      IL Educational Facilities Authority
                   (Educational Advancement Fund)                   6.250        05/01/2034     05/01/2007 1          81,892
----------------------------------------------------------------------------------------------------------------------------
       45,000      IL Educational Facilities Authority
                   (Midwestern University)                          6.250        05/15/2026     05/15/2006 1          47,468
----------------------------------------------------------------------------------------------------------------------------
       50,000      IL GO                                            5.750        07/01/2016     07/01/2005 1          51,346
----------------------------------------------------------------------------------------------------------------------------
       90,000      IL Health Facilities Authority
                   (Advocate Health Care)                           5.875        08/15/2022     08/15/2007 1          94,089
----------------------------------------------------------------------------------------------------------------------------
       50,000      IL Health Facilities Authority
                   (Sarah Bush Lincoln Health Center)               6.000        02/15/2026     02/15/2006 1          52,230
----------------------------------------------------------------------------------------------------------------------------
       30,000      IL Health Facilities Authority
                   (West Suburban Hospital Medical Center)          5.750        07/01/2015     07/01/2009 1          31,940
----------------------------------------------------------------------------------------------------------------------------
       85,000      IL Health Facilities Authority
                   (West Suburban Hospital Medical Center)          5.750        07/01/2020     07/01/2009 1          89,951
----------------------------------------------------------------------------------------------------------------------------
       35,000      IL Hsg. Devel. Authority
                   (Homeowner Mortgage), Sub Series E-2             5.875        02/01/2022     10/01/2010 1          35,734


                  27 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

    PRINCIPAL                                                                                    EFFECTIVE           VALUE
       AMOUNT                                                         COUPON       MATURITY      MATURITY*      SEE NOTE 1
--------------------------------------------------------------------------------------------------------------------------
ILLINOIS Continued
      400,000       IL Hsg. Devel. Authority (Multifamily Hsg.),
                    Series 1991-A                                     8.250%      07/01/2016    07/01/2005 1   $   420,068
--------------------------------------------------------------------------------------------------------------------------
       50,000       IL Hsg. Devel. Authority (Multifamily Hsg.),
                    Series A                                          5.950       07/01/2021    07/01/2005 1        51,155
--------------------------------------------------------------------------------------------------------------------------
       15,000       IL Hsg. Devel. Authority (Multifamily Hsg.),
                    Series A                                          6.050       07/01/2015    07/01/2005 1        15,057
--------------------------------------------------------------------------------------------------------------------------
       85,000       IL Hsg. Devel. Authority (Multifamily Hsg.),
                    Series A                                          6.125       07/01/2025    07/01/2005 1        85,237
--------------------------------------------------------------------------------------------------------------------------
       20,000       IL Hsg. Devel. Authority (Multifamily
                    Hsg.),
                    Series C                                          5.950       07/01/2011    07/01/2005 1        20,073
--------------------------------------------------------------------------------------------------------------------------
       65,000       IL Hsg. Devel. Authority
                    (Multifamily Program), Series 3                   6.200       09/01/2023    09/01/2005 1        65,319
--------------------------------------------------------------------------------------------------------------------------
        5,000       IL Hsg. Devel. Authority
                    (Multifamily Program), Series 5                   6.650       09/01/2014    09/01/2005 1         5,098
--------------------------------------------------------------------------------------------------------------------------
    1,000,000       IL Hsg. Devel. Authority
                    (Skyline Towers Apartments)                       6.875       11/01/2017    11/01/2005 1     1,027,500
--------------------------------------------------------------------------------------------------------------------------
      565,000       IL Metro Pier & Exposition Authority              6.500       06/15/2027    06/15/2005 1       568,927
--------------------------------------------------------------------------------------------------------------------------
       10,000       IL Metropolitan Pier & Exposition Authority       6.500       06/15/2027    06/15/2005 1        10,049
--------------------------------------------------------------------------------------------------------------------------
       20,000       IL Student Assistance Commission
                    (Student Loan)                                    6.875       03/01/2015    09/01/2005 1        20,035
--------------------------------------------------------------------------------------------------------------------------
       15,000       Lake County, IL HFC, Series A                     6.800       05/01/2023    05/01/2005 1        15,022
--------------------------------------------------------------------------------------------------------------------------
      380,000       Lake County, IL HFC, Series A                     6.800       05/01/2023    05/01/2005 1       380,562
--------------------------------------------------------------------------------------------------------------------------
       75,000       Markham, IL GO                                    8.000       01/01/2011    07/01/2005 1        76,057
--------------------------------------------------------------------------------------------------------------------------
    1,000,000       Onterie Center, IL HFC                            7.050       07/01/2027    07/01/2006 1     1,022,210
--------------------------------------------------------------------------------------------------------------------------
      105,000       Southwestern IL Devel. Authority (Kienstra)       6.050       09/01/2016    09/01/2005 1       107,436
--------------------------------------------------------------------------------------------------------------------------
       15,000       West Chicago, IL Industrial Devel.
                    (Leggett &Platt)                                  6.900       09/01/2024    09/01/2005 1        15,346
                                                                                                               -----------
                                                                                                                37,538,234
--------------------------------------------------------------------------------------------------------------------------
INDIANA--1.7%
    1,775,000       East Chicago, IN Pollution Control
                    (Ispat Inland Steel Company)                      6.800       06/01/2013    06/01/2005 1     1,789,076
--------------------------------------------------------------------------------------------------------------------------
       50,000       Henry County, IN Juvenile Center
                    Building Corp.                                    6.350       01/05/2007    07/01/2005 1        50,128
--------------------------------------------------------------------------------------------------------------------------
    1,665,000       Huntington, IN Economic Devel. Corp.
                    (Quanex Corp.)                                    6.500       08/01/2010    02/01/2007 1     1,681,833
--------------------------------------------------------------------------------------------------------------------------
       45,000       IN Bond Bank (Special Program), Series B          5.750       02/01/2020    08/01/2006 1        45,697
--------------------------------------------------------------------------------------------------------------------------
    1,000,000       IN Devel. Finance Authority (Inland Steel)        7.250       11/01/2011    08/01/2006 1     1,061,010
--------------------------------------------------------------------------------------------------------------------------
    5,000,000       IN Devel. Finance Authority
                    (Ispat Inland Steel Company)                      6.850       12/01/2012    06/01/2005 1     5,140,200
--------------------------------------------------------------------------------------------------------------------------
      310,000       IN Devel. Finance Authority (PSI Energy)          5.750       02/15/2028    08/15/2005 1       314,476
--------------------------------------------------------------------------------------------------------------------------
      200,000       IN Devel. Finance Authority (USX Corp.)           6.150       07/15/2022    01/15/2007 1       211,154
--------------------------------------------------------------------------------------------------------------------------
       55,000       IN Health Facility Financing Authority
                    (Marion General Hospital)                         6.100       07/01/2025    07/01/2005 1        56,521
--------------------------------------------------------------------------------------------------------------------------
       15,000       IN HFA (Single Family), Series B                  6.150       07/01/2017    07/01/2007 1        15,301


                  28 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

    PRINCIPAL                                                                                    EFFECTIVE             VALUE
       AMOUNT                                                      COUPON          MATURITY      MATURITY*        SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------
INDIANA Continued
$   1,465,000     IN Hsg. Finance Authority                         6.125%        07/01/2014    07/01/2005 1     $ 1,501,537
----------------------------------------------------------------------------------------------------------------------------
       40,000     IN Toll Road Finance Authority                    6.000         07/01/2013    07/01/2005 1          41,030
----------------------------------------------------------------------------------------------------------------------------
    1,175,000     IN Toll Road Finance Authority                    6.000         07/01/2015    07/01/2005 1       1,217,241
----------------------------------------------------------------------------------------------------------------------------
      795,000     Indianapolis, IN Economic Devel.
                  (Roman Catholic Archdiocese of Indiana)           5.500         07/01/2026    07/01/2006 1         832,365
----------------------------------------------------------------------------------------------------------------------------
      900,000     Lake County, IN Redevel. Authority                6.450         02/01/2011    08/01/2005 1         920,952
----------------------------------------------------------------------------------------------------------------------------
       85,000     Lake County, IN Redevel. Authority                6.500         02/01/2016    08/01/2005 1          86,952
----------------------------------------------------------------------------------------------------------------------------
      925,000     Madison County, IN Hospital Authority
                  (Community Hospital of Anderson)                  8.000         01/01/2014    01/01/2006 1         941,188
----------------------------------------------------------------------------------------------------------------------------
       25,000     Perry County, IN Redevel. Authority               6.000         02/01/2012    08/01/2005 1          25,645
----------------------------------------------------------------------------------------------------------------------------
    4,400,000     Sullivan, IN Pollution Control
                  (Hoosier Energy)                                  7.100         04/01/2019    04/01/2005 1       4,515,280
                                                                                                                 -----------
                                                                                                                  20,447,586
----------------------------------------------------------------------------------------------------------------------------
IOWA--1.9%
       45,000     Cedar Rapids, IA Pollution Control
                  (Iowa Electric Light & Power Company)             5.500         11/01/2023    05/01/2005 1          45,540
----------------------------------------------------------------------------------------------------------------------------
       30,000     Council Bluffs, IA Pollution Control
                  (Midwest Power Systems)                           5.950         05/01/2023    05/01/2005 1          30,343
----------------------------------------------------------------------------------------------------------------------------
    1,155,000     IA Finance Authority
                  (Boys & Girls Home & Family Services)             6.250         12/01/2028    12/01/2008 1       1,211,595
----------------------------------------------------------------------------------------------------------------------------
      800,000     IA Finance Authority Retirement
                  Community (Friendship Haven)                      5.250         11/15/2014    10/31/2013 2         781,600
----------------------------------------------------------------------------------------------------------------------------
       45,000     IA Student Loan Liquidity Corp.                   6.125         12/01/2011    06/01/2005 1          44,995
----------------------------------------------------------------------------------------------------------------------------
   21,895,000     IA Tobacco Settlement Authority (TASC)            5.300         06/01/2025    09/07/2014 2      20,514,958
----------------------------------------------------------------------------------------------------------------------------
       30,000     Salix, IA Pollution Control
                  (Northwestern Public Service Company)             5.900         06/01/2023    06/01/2005 1          30,648
----------------------------------------------------------------------------------------------------------------------------
       25,000     University of Northern IA
                  (Academic Building)                               6.200         07/01/2020    07/01/2005 1          25,241
                                                                                                                 -----------
                                                                                                                  22,684,920
----------------------------------------------------------------------------------------------------------------------------
KANSAS--0.4%
       45,000     Kansas City, KS Mtg. Revenue                      7.000         12/01/2011    06/01/2005 1          45,071
----------------------------------------------------------------------------------------------------------------------------
    3,200,000     Sedgwick & Shawnee Counties, KS Hsg.
                  (Single Family Mtg.) 5                            4.000         12/01/2036    12/01/2016 1       3,369,472
----------------------------------------------------------------------------------------------------------------------------
      740,000     Sedgwick & Shawnee Counties, KS Hsg.
                  (Single Family Mtg.)                              6.875         12/01/2026    06/01/2014 1         768,682
                                                                                                                 -----------
                                                                                                                   4,183,225
----------------------------------------------------------------------------------------------------------------------------
KENTUCKY--3.0%
    4,000,000     Ashland, KY Pollution Control (Ashland Oil)       6.650         08/01/2009    08/01/2005 1       4,102,400
----------------------------------------------------------------------------------------------------------------------------
   14,330,000     Ashland, KY Sewer & Solid Waste
                  (Ashland Oil)                                     7.125         02/01/2022    08/01/2005 1      14,697,565
----------------------------------------------------------------------------------------------------------------------------
       75,000     Berea, KY College                                 5.900         05/01/2013    05/01/2005 1          75,844
----------------------------------------------------------------------------------------------------------------------------
      180,000     Boone County, KY Pollution Control
                  (Cincinnati Gas & Electric)                       5.500         01/01/2024    07/01/2005 1         182,727


                  29 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

    PRINCIPAL                                                                                 EFFECTIVE             VALUE
       AMOUNT                                                      COUPON       MATURITY      MATURITY*        SEE NOTE 1
-------------------------------------------------------------------------------------------------------------------------
KENTUCKY Continued
$   5,965,000     Boone County, KY Pollution Control
                  (Dayton Power & Light Company)                    6.500%     11/15/2022    05/15/2005 1     $ 6,143,950
-------------------------------------------------------------------------------------------------------------------------
    9,770,000     Henderson County, KY Solid Waste
                  Disposal (MacMillan Bloedel)                      7.000      03/01/2025    09/01/2005 1      10,003,503
-------------------------------------------------------------------------------------------------------------------------
       25,000     Jefferson County, KY Pollution Control
                  (E.I. DuPont de Nemours & Company)                6.300      07/01/2012    07/01/2005 1          25,696
-------------------------------------------------------------------------------------------------------------------------
      120,000     Kenton County, KY Airport Special
                  Facilities (Delta Airlines) 6                     7.500      02/01/2012     02/01/2012          110,194
-------------------------------------------------------------------------------------------------------------------------
      100,000     Louisville & Jefferson Counties,
                  KY Regional Airport Authority, Series A           5.625      07/01/2025    07/01/2005 1         102,519
                                                                                                             ------------
                                                                                                               35,444,398
-------------------------------------------------------------------------------------------------------------------------
    LOUISIANA--4.5%
    1,465,000     Calcasieu Parish, LA Industrial Devel.
                  Board (Olin Corp.)                                6.625      02/01/2016    04/01/2010 1       1,561,851
-------------------------------------------------------------------------------------------------------------------------
      870,000     Calcasieu Parish, LA Public Trust Authority       5.000      04/01/2028    03/22/2009 3         905,296
-------------------------------------------------------------------------------------------------------------------------
        5,000     DeSoto Parish, LA Environmental Improvement
                  (International Paper Company), Series B           6.550      04/01/2019    06/01/2006 1           5,128
-------------------------------------------------------------------------------------------------------------------------
      115,000     East Baton Rouge, LA Mtg. Finance Authority       5.600      04/01/2022    04/01/2009 1         118,486
-------------------------------------------------------------------------------------------------------------------------
       20,000     East Baton Rouge, LA Mtg. Finance Authority
                  (Single Family Mtg.)                              5.500      10/01/2025    10/01/2005 1          20,060
-------------------------------------------------------------------------------------------------------------------------
       60,000     East Baton Rouge, LA Mtg. Finance Authority
                  (Single Family Mtg.)                              6.350      10/01/2028    10/01/2007 1          61,470
-------------------------------------------------------------------------------------------------------------------------
       20,000     LA HFA (Multifamily Hsg.-FHA Insured)             7.100      11/01/2033    11/01/2007 1          20,401
-------------------------------------------------------------------------------------------------------------------------
       75,000     LA HFA (Multifamily Hsg.-FHA Insured)             7.950      01/01/2032    07/01/2005 1          76,899
-------------------------------------------------------------------------------------------------------------------------
       10,000     LA HFA (Single Family)                            7.800      12/01/2026    06/01/2010 1          10,122
-------------------------------------------------------------------------------------------------------------------------
    2,340,000     LA HFA (VOA New Orleans Affordable
                  Hsg. Corporation)                                 6.550      05/01/2019    06/29/2013 3       2,372,573
-------------------------------------------------------------------------------------------------------------------------
    2,070,000     LA Local Government EF&CD
                  (Bellemont Apartments)                            6.000      09/01/2022    09/01/2012 1       2,112,414
-------------------------------------------------------------------------------------------------------------------------
      855,000     LA Local Government EF&CD
                  (Oakleigh Apartments)                             6.000      06/01/2016    07/07/2014 3         888,892
-------------------------------------------------------------------------------------------------------------------------
       20,000     LA Public Facilities Authority
                  (Touro Infirmary)                                 6.125      08/15/2023    08/15/2005 1          20,087
-------------------------------------------------------------------------------------------------------------------------
       50,000     LA Public Facilities Authority
                  (Woman's Hospital Foundation)                     5.600      10/01/2019    10/01/2005 1          50,795
-------------------------------------------------------------------------------------------------------------------------
       30,000     LA Public Facilities Authority
                  (Woman's Hospital Foundation)                     5.950      10/01/2014    10/01/2005 1          30,697
-------------------------------------------------------------------------------------------------------------------------
    4,550,000     LA Tobacco Settlement Financing Corp.
                  (TASC)                                            5.875      05/15/2039    09/08/2016 2       4,503,317
-------------------------------------------------------------------------------------------------------------------------
   22,470,000     LA Tobacco Settlement Financing Corp.
                  (TASC), Series B                                  5.500      05/15/2030    05/10/2011 3      21,974,761
-------------------------------------------------------------------------------------------------------------------------
    5,155,000     Natchitoches Parish, LA Solid Waste Disposal
                  (Williamette Industries)                          5.875      12/01/2023    12/01/2005 1       5,188,971


                  30 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

    PRINCIPAL                                                                                    EFFECTIVE          VALUE
       AMOUNT                                                         COUPON       MATURITY      MATURITY*     SEE NOTE 1
-------------------------------------------------------------------------------------------------------------------------
LOUISIANA Continued
$      15,000       New Orleans, LA Aviation Board
                    (Passenger Facility Charge)                        5.500%     09/01/2014    09/01/2005 1   $   15,182
-------------------------------------------------------------------------------------------------------------------------
      150,000       New Orleans, LA Aviation Board
                    (Passenger Facility Charge)                        6.000      09/01/2018    09/01/2005 1      152,223
-------------------------------------------------------------------------------------------------------------------------
      250,000       New Orleans, LA Aviation Board
                    (Passenger Facility Charge)                        6.000      09/01/2019    09/01/2005 1      253,120
-------------------------------------------------------------------------------------------------------------------------
      115,000       New Orleans, LA Finance Authority
                    (Single Family Mtg.), Series B-2                   6.000      12/01/2021    12/01/2009 1      120,284
-------------------------------------------------------------------------------------------------------------------------
      100,000       New Orleans, LA Finance Authority
                    (Single Family Mtg.), Series B-2                   6.050      12/01/2026    12/01/2009 1      103,712
-------------------------------------------------------------------------------------------------------------------------
       25,000       New Orleans, LA GO                                 6.125      10/01/2016    10/01/2005 1       25,656
-------------------------------------------------------------------------------------------------------------------------
    2,375,000       New Orleans, LA HDC (Southwood Patio)              7.700      02/01/2022    08/01/2005 1    2,404,854
-------------------------------------------------------------------------------------------------------------------------
       45,000       New Orleans, LA HDC
                    (Tivoli Place Apartments)                          6.500      06/01/2007    06/12/2006 3       45,518
-------------------------------------------------------------------------------------------------------------------------
        5,000       New Orleans, LA Home Mtg. Authority                6.200      06/01/2015    06/01/2007 1        5,108
-------------------------------------------------------------------------------------------------------------------------
      165,000       New Orleans, LA Home Mtg. Authority                7.000      05/01/2014    05/01/2005 1      166,370
-------------------------------------------------------------------------------------------------------------------------
      280,000       Shreveport, LA Hsg. Authority
                    (U.S. Goodman Plaza)                               6.100      08/01/2019    08/01/2006 1      280,851
-------------------------------------------------------------------------------------------------------------------------
       15,000       Shreveport, LA Hsg. Authority
                    (U.S. Goodman Plaza)                               6.125      08/01/2010    08/01/2006 1       15,021
-------------------------------------------------------------------------------------------------------------------------
       25,000       St. Charles Parish, LA
                    (Louisiana Power & Light Company)                  5.950      12/01/2023    06/01/2005 1       25,307
-------------------------------------------------------------------------------------------------------------------------
      220,000       St. Charles Parish, LA
                    (Louisiana Power & Light Company)                  6.200      05/01/2023    05/01/2005 1      221,104
-------------------------------------------------------------------------------------------------------------------------
       20,000       St. Charles Parish, LA
                    (Louisiana Power & Light Company)                  6.200      05/01/2023    05/01/2005 1       20,053
-------------------------------------------------------------------------------------------------------------------------
       80,000       St. Charles Parish, LA
                    (Louisiana Power & Light Company)                  6.200      05/01/2023    05/01/2005 1       80,445
-------------------------------------------------------------------------------------------------------------------------
       90,000       St. Charles Parish, LA
                    (Louisiana Power & Light Company)                  6.375      11/01/2025    05/01/2005 1       90,452
-------------------------------------------------------------------------------------------------------------------------
       20,000       St. Charles Parish, LA
                    (Louisiana Power & Light Company)                  6.875      07/01/2024    07/01/2005 1       20,202
-------------------------------------------------------------------------------------------------------------------------
       75,000       St. Charles Parish, LA
                    (Louisiana Power & Light Company)                  6.875      07/01/2024    07/01/2005 1       76,031
-------------------------------------------------------------------------------------------------------------------------
      125,000       St. Charles Parish, LA
                    (Louisiana Power & Light Company)                  7.000      12/01/2022    06/01/2005 1      125,523
-------------------------------------------------------------------------------------------------------------------------
       75,000       St. Charles Parish, LA
                    (Louisiana Power & Light Company)                  7.050      04/01/2022    04/01/2005 1       75,377
-------------------------------------------------------------------------------------------------------------------------
    7,035,000       St. Charles Parish, LA Pollution Control
                    (Louisiana Power & Light)                          7.500      06/01/2021    06/01/2005 1    7,070,316
-------------------------------------------------------------------------------------------------------------------------
    1,725,000       St. Charles Parish, LA Pollution Control
                    (Union Carbide)                                    7.350      11/01/2022    11/01/2005 1    1,789,688
                                                                                                                 -----------
                                                                                                               53,104,617


                  31 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

    PRINCIPAL                                                                                    EFFECTIVE           VALUE
       AMOUNT                                                        COUPON        MATURITY      MATURITY*      SEE NOTE 1
--------------------------------------------------------------------------------------------------------------------------
MAINE--0.1%
$     480,000       Lewiston, ME Hsg. Corp. (Centreville)             6.550%      08/15/2012    08/15/2005 1   $   480,754
--------------------------------------------------------------------------------------------------------------------------
        5,000       ME H&HEFA (University of New England)             5.750       07/01/2023    07/01/2005 1         5,033
--------------------------------------------------------------------------------------------------------------------------
        5,000       ME H&HEFA, Series A                               5.875       07/01/2025    07/01/2005 1         5,144
--------------------------------------------------------------------------------------------------------------------------
        5,000       ME H&HEFA, Series A                               5.875       07/01/2025    07/01/2005 1         5,135
--------------------------------------------------------------------------------------------------------------------------
       85,000       ME State Hsg. Authority Mtg., Series B-2          6.050       11/15/2020    11/15/2009 1        88,819
--------------------------------------------------------------------------------------------------------------------------
      100,000       ME State Hsg. Authority Mtg., Series C-1          6.050       11/15/2026    11/15/2007 1       102,688
--------------------------------------------------------------------------------------------------------------------------
       25,000       ME State Hsg. Authority Mtg., Series C-2          5.950       11/15/2022    05/15/2009 1        25,927
                                                                                                               -----------
                                                                                                                   713,500
--------------------------------------------------------------------------------------------------------------------------
MARYLAND--1.4%
    2,230,000       Anne Arundel County, MD Pollution Control
                    (Baltimore Gas & Electric)                        6.000       04/01/2024    04/01/2006 1     2,288,315
--------------------------------------------------------------------------------------------------------------------------
       75,000       Baltimore, MD City Hsg. Corp., Series A           7.250       07/01/2023    07/01/2005 1        76,736
--------------------------------------------------------------------------------------------------------------------------
      655,000       Baltimore, MD Port Facilities
                    (E.I. DuPont de Nemours & Company)                6.500       10/01/2011    04/01/2005 1       702,553
--------------------------------------------------------------------------------------------------------------------------
       65,000       Baltimore, MD Port Facilities
                    (E.I. DuPont de Nemours & Company)                6.500       10/01/2011    04/01/2005 1        69,719
--------------------------------------------------------------------------------------------------------------------------
       25,000       Gaithersburg, MD Economic Devel.
                    (Asbury Methodist)                                5.750       01/01/2011    07/01/2005 1        25,021
--------------------------------------------------------------------------------------------------------------------------
       85,000       Gaithersburg, MD Nursing Home
                    (Shady Grove Adventist Hospital)                  6.000       09/01/2022    09/01/2005 1        87,748
--------------------------------------------------------------------------------------------------------------------------
    5,585,000       MD Economic Devel. Corp. Student Hsg.
                    (Bowie State University)                          6.000       06/01/2023    06/01/2013 1     5,888,266
--------------------------------------------------------------------------------------------------------------------------
    5,000,000       MD Economic Devel. Corp. Student Hsg.
                    (University MD College Park)                      6.500       06/01/2027    06/01/2013 1     5,481,600
--------------------------------------------------------------------------------------------------------------------------
       10,000       MD Environmental Service COP
                    (Water & Wastewater Facilities), Series A         6.500       06/01/2005    06/01/2005 1        10,035
--------------------------------------------------------------------------------------------------------------------------
       30,000       MD Health & Higher Educational
                    Facilities Authority
                    (Good Samaritan Hospital of Maryland)             5.750       07/01/2019    07/01/2005 1        30,591
--------------------------------------------------------------------------------------------------------------------------
      100,000       MD Health & Higher Educational
                    Facilities Authority
                    (Doctors Community Hospital)                      5.750       07/01/2013    07/01/2005 1       100,267
--------------------------------------------------------------------------------------------------------------------------
      225,000       MD Hsg. Community Devel. People's
                    Resource Center                                   5.650       07/01/2039    07/01/2007 1       236,399
--------------------------------------------------------------------------------------------------------------------------
       10,000       MD Hsg. Community Devel. People's
                    Resource Center                                   5.700       06/01/2024    06/01/2005 1        10,223
--------------------------------------------------------------------------------------------------------------------------
       25,000       MD Hsg. Community Devel. People's
                    Resource Center                                   5.875       09/01/2025    03/01/2007 1        25,807
--------------------------------------------------------------------------------------------------------------------------
       15,000       MD Hsg. Community Devel. People's
                    Resource Center                                   5.900       09/01/2019    09/01/2009 1        15,500
--------------------------------------------------------------------------------------------------------------------------
       15,000       MD Hsg. Community Devel. People's
                    Resource Center                                   5.950       07/01/2023    01/01/2009 1        15,459
--------------------------------------------------------------------------------------------------------------------------
       85,000       MD Hsg. Community Devel. People's
                    Resource Center                                   6.500       05/15/2021    05/15/2005 1        87,047


                  32 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

    PRINCIPAL                                                                                     EFFECTIVE         VALUE
       AMOUNT                                                         COUPON       MATURITY       MATURITY*     SEE NOTE 1
--------------------------------------------------------------------------------------------------------------------------
MARYLAND Continued
$      30,000       Montgomery County, MD Hsg.
                    Opportunities Commission (Avalon Knoll)            6.150%     07/01/2026     07/01/2008 1   $   30,926
--------------------------------------------------------------------------------------------------------------------------
       10,000       Montgomery County, MD Hsg.
                    Opportunities Commission
                    (Multifamily Mtg.)                                 6.000      07/01/2014     07/01/2005 1       10,180
--------------------------------------------------------------------------------------------------------------------------
       75,000       Montgomery County, MD Hsg.
                    Opportunities Commission
                    (Multifamily Mtg.)                                 6.050      07/01/2026     07/01/2005 1       76,685
--------------------------------------------------------------------------------------------------------------------------
       20,000       Montgomery County, MD Hsg.
                    Opportunities Commission
                    (Multifamily Mtg.), Series A                       6.000      07/01/2020     07/01/2007 1       20,470
--------------------------------------------------------------------------------------------------------------------------
       30,000       Montgomery County, MD Hsg.
                    Opportunities Commission
                    (Multifamily Mtg.), Series B                       6.400      07/01/2028     07/01/2008 1       30,943
--------------------------------------------------------------------------------------------------------------------------
       15,000       Montgomery County, MD Hsg.
                    Opportunities Commission
                    (Multifamily Mtg.), Series C                       7.150      07/01/2023     07/01/2005 1       15,018
--------------------------------------------------------------------------------------------------------------------------
      415,000       Montgomery County, MD Pollution
                    Control (Potomac Electric Power Company)           5.375      02/15/2024     02/15/2006 1      418,208
--------------------------------------------------------------------------------------------------------------------------
       25,000       Prince Georges County, MD Hsg.
                    (Emerson House)                                    6.750      10/15/2009     10/15/2005 1       25,562
--------------------------------------------------------------------------------------------------------------------------
       20,000       Prince Georges County, MD Hsg.
                    (Parker Apartments)                                7.250      11/20/2016     11/20/2005 1       20,222
--------------------------------------------------------------------------------------------------------------------------
       55,000       Prince Georges County, MD Local
                    Government                                         6.050      08/01/2012     08/01/2005 1       55,166
--------------------------------------------------------------------------------------------------------------------------
      660,000       Prince Georges County, MD Pollution
                    Control (Potomac Electric Power Company)           6.375      01/15/2023     01/15/2006 1      676,632
--------------------------------------------------------------------------------------------------------------------------
       55,000       Takoma Park, MD Hospital Facilities
                    (Washington Adventist Hospital)                    5.500      09/01/2015     09/01/2005 1       56,638
--------------------------------------------------------------------------------------------------------------------------
      165,000       Takoma Park, MD Hospital Facilities
                    (Washington Adventist Hospital)                    6.000      09/01/2021     09/01/2005 1      170,334
                                                                                                                ----------
                                                                                                                16,758,270
--------------------------------------------------------------------------------------------------------------------------
MASSACHUSETTS--1.5%
       35,000       MA Devel. Finance Authority (Curry College)        6.000      03/01/2031     03/01/2009 1       37,182
--------------------------------------------------------------------------------------------------------------------------
      130,000       MA Educational Financing Authority                 5.550      07/01/2009     07/01/2008 1      131,232
--------------------------------------------------------------------------------------------------------------------------
      320,000       MA H&EFA (Jordan Hospital)                         6.875      10/01/2015     04/01/2005 1      320,061
--------------------------------------------------------------------------------------------------------------------------
    1,235,000       MA H&EFA (New England Medical Center)              5.375      07/01/2024     07/01/2006 1    1,261,812
--------------------------------------------------------------------------------------------------------------------------
      180,000       MA H&EFA (Schepens Eye Research Institute)         6.500      07/01/2028     07/01/2009 1      197,847
--------------------------------------------------------------------------------------------------------------------------
    1,255,000       MA H&EFA (Valley Regional Health System)           5.750      07/01/2018     07/01/2005 1    1,282,635
--------------------------------------------------------------------------------------------------------------------------
      305,000       MA HFA                                             5.550      07/01/2027     07/01/2007 1      316,810
--------------------------------------------------------------------------------------------------------------------------
      130,000       MA HFA (Multifamily)                               6.200      12/01/2010     06/01/2006 1      134,655
--------------------------------------------------------------------------------------------------------------------------
       10,000       MA HFA, Series 21                                  6.300      06/01/2025     06/01/2005 1       10,001
--------------------------------------------------------------------------------------------------------------------------
        5,000       MA HFA, Series 22                                  6.100      06/01/2016     06/01/2005 1        5,005
--------------------------------------------------------------------------------------------------------------------------
       45,000       MA HFA, Series 26                                  5.600      06/01/2025     12/01/2005 1       45,185


                  33 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

    PRINCIPAL                                                                                     EFFECTIVE          VALUE
       AMOUNT                                                         COUPON       MATURITY       MATURITY*     SEE NOTE 1
--------------------------------------------------------------------------------------------------------------------------
MASSACHUSETTS Continued
$       5,000       MA HFA, Series A                                   6.100%     12/01/2016     12/01/2005 1  $     5,151
--------------------------------------------------------------------------------------------------------------------------
       35,000       MA HFA, Series A                                   6.100      06/01/2026     06/01/2005 1       35,180
--------------------------------------------------------------------------------------------------------------------------
    1,465,000       MA HFA, Series A                                   6.150      07/01/2018     07/01/2005 1    1,500,336
--------------------------------------------------------------------------------------------------------------------------
        5,000       MA HFA, Series A                                   6.375      04/01/2021     04/01/2005 1        5,007
--------------------------------------------------------------------------------------------------------------------------
       15,000       MA HFA, Series B                                   5.700      12/01/2014     06/01/2005 1       15,092
--------------------------------------------------------------------------------------------------------------------------
       95,000       MA HFA, Series B                                   5.800      12/01/2025     12/01/2005 1       96,105
--------------------------------------------------------------------------------------------------------------------------
       50,000       MA HFA, Series E                                   6.050      07/01/2020     07/01/2009 1       52,453
--------------------------------------------------------------------------------------------------------------------------
      100,000       MA HFA, Series H                                   6.650      07/01/2041     07/01/2010 1      106,261
--------------------------------------------------------------------------------------------------------------------------
      145,000       MA Industrial Finance Agency
                    (Avon Associates)                                  5.375      04/01/2020     04/01/2005 1      145,280
--------------------------------------------------------------------------------------------------------------------------
    1,000,000       MA Industrial Finance Agency
                    (Heights Crossing)                                 6.150      02/01/2035     02/01/2006 1    1,040,740
--------------------------------------------------------------------------------------------------------------------------
    1,000,000       MA Industrial Finance Agency
                    (Massachusetts American Water Company)             6.250      12/01/2010     12/01/2005 1    1,056,790
--------------------------------------------------------------------------------------------------------------------------
      930,000       MA Industrial Finance Agency
                    (Massachusetts American Water Company)             6.750      12/01/2025     12/01/2005 1      982,750
--------------------------------------------------------------------------------------------------------------------------
    2,530,000       MA Industrial Finance Agency
                    (Massachusetts American Water Company)             6.900      12/01/2029     12/01/2005 1    2,679,801
--------------------------------------------------------------------------------------------------------------------------
    1,600,000       MA Industrial Finance Agency
                    (TNG Draper Place)                                 6.450      08/20/2039     08/20/2008 1    1,762,144
--------------------------------------------------------------------------------------------------------------------------
      200,000       MA Port Authority Special Facilities
                    (Bosfuel Corp.)                                    5.750      07/01/2039     07/01/2007 1      212,600
--------------------------------------------------------------------------------------------------------------------------
       80,000       MA Port Authority Special Facilities
                    (US Airways)                                       5.875      09/01/2023     09/01/2006 1       83,538
--------------------------------------------------------------------------------------------------------------------------
    3,915,000       University of Lowell, MA Building Authority        5.625      11/01/2014     11/01/2005 1    4,078,725
                                                                                                                ----------
                                                                                                                17,600,378
--------------------------------------------------------------------------------------------------------------------------
MICHIGAN--2.0%
       50,000       Detroit, MI Hsg. Finance Corp.
                    (Across The Park Section 8 Elderly Hsg.)           7.875      06/01/2010     06/01/2005 1       50,261
--------------------------------------------------------------------------------------------------------------------------
       50,000       Devon Trace, MI Hsg. Corp.                         7.375      08/01/2023     06/01/2005 1       50,573
--------------------------------------------------------------------------------------------------------------------------
       90,000       Farmington Hills, MI Economic Devel.
                    Corp. (Botsford General Hospital)                  5.750      02/15/2025     08/15/2005 1       91,980
--------------------------------------------------------------------------------------------------------------------------
       20,000       Gratiot County, MI Economic Devel.
                    Corp. (Michigan Masonic Home)                      5.000      11/15/2020     05/15/2005 1       20,195
--------------------------------------------------------------------------------------------------------------------------
       35,000       Kent, MI Hospital Finance Authority
                    (Butterworth Hospital)                             5.375      01/15/2019     01/15/2006 1       35,023
--------------------------------------------------------------------------------------------------------------------------
    1,585,000       MI Hospital Finance Authority
                    (Detroit Sinai Hospital)                           6.000      01/01/2008     07/29/2006 2    1,573,366
--------------------------------------------------------------------------------------------------------------------------
       20,000       MI Hospital Finance Authority
                    (St. John Hospital)                                5.750      05/15/2016     05/15/2005 1       21,384
--------------------------------------------------------------------------------------------------------------------------
       45,000       MI Hsg. Devel. Authority
                    (BGC-II Nonprofit Hsg. Corp.)                      5.500      01/15/2018     07/15/2006 1       45,650
--------------------------------------------------------------------------------------------------------------------------
       10,000       MI Hsg. Devel. Authority, Series B                 6.150      10/01/2015     06/01/2005 1       10,225


                  34 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

    PRINCIPAL                                                                                     EFFECTIVE          VALUE
       AMOUNT                                                         COUPON       MATURITY       MATURITY*     SEE NOTE 1
--------------------------------------------------------------------------------------------------------------------------
MICHIGAN Continued
$     485,000       MI Job Devel. Authority Pollution Control
                    (General Motors Corp.)                             5.550%     04/01/2009     10/01/2005 1   $  486,222
--------------------------------------------------------------------------------------------------------------------------
       95,000       MI Municipal Bond Authority                        6.000      12/01/2013     06/01/2005 1       97,176
--------------------------------------------------------------------------------------------------------------------------
       10,000       MI Municipal Bond Authority                        6.100      05/01/2011     11/01/2005 1       10,030
--------------------------------------------------------------------------------------------------------------------------
       85,000       MI Municipal Bond Authority                        6.125      12/01/2018     06/01/2005 1       86,927
--------------------------------------------------------------------------------------------------------------------------
        5,000       MI Municipal Bond Authority                        7.200      11/01/2020     05/01/2005 1        5,194
--------------------------------------------------------------------------------------------------------------------------
      500,000       MI Strategic Fund Limited Obligation
                    (Ford Motor Company), Series A                     6.550      10/01/2022     04/01/2005 1      502,520
--------------------------------------------------------------------------------------------------------------------------
       25,000       MI Strategic Fund Limited Obligation
                    (Ford Motor Company), Series A                     7.100      02/01/2006     02/01/2006         25,663
--------------------------------------------------------------------------------------------------------------------------
    8,000,000       MI Strategic Fund Limited Obligation
                    (The Detroit Edison Company)                       6.400      09/01/2025     09/01/2005 1    8,272,560
--------------------------------------------------------------------------------------------------------------------------
    9,685,000       MI Strategic Fund Pollution Control
                    (General Motors Corporation)                       6.200      09/01/2020     09/01/2005 1    9,861,073
--------------------------------------------------------------------------------------------------------------------------
    1,000,000       MI Strategic Fund Solid Waste
                    (S.D. Warren & Company)                            7.375      01/15/2022     01/15/2006 1    1,055,470
--------------------------------------------------------------------------------------------------------------------------
      750,000       Mount Clemens, MI Hsg. Corp.
                    (FHA Section 8), Series A                          6.600      06/01/2022     06/01/2005 1      761,250
--------------------------------------------------------------------------------------------------------------------------
      200,000       Napoleon, MI School District                       5.500      05/01/2020     05/01/2005 1      202,534
--------------------------------------------------------------------------------------------------------------------------
       35,000       Portage, MI Lake Water & Sewer Authority           6.200      10/01/2020     10/01/2005 1       36,307
--------------------------------------------------------------------------------------------------------------------------
       95,000       Royal Oak, MI Hospital Finance Authority
                    (William Beaumont Hospital)                        5.500      01/01/2018     01/01/2006 1       98,273
--------------------------------------------------------------------------------------------------------------------------
       70,000       Tri-City Village, MI Hsg. Corp.
                    (Tri-City Apartments)                              7.750      08/15/2023     08/15/2005 1       70,967
--------------------------------------------------------------------------------------------------------------------------
       50,000       Wayne, MI State University                         5.650      11/15/2015     05/15/2005 1       50,115
                                                                                                                ----------
                                                                                                                23,520,938
--------------------------------------------------------------------------------------------------------------------------
MINNESOTA--0.2%
      990,000       Mahtomedi, MN Multifamily (Briarcliff)             7.350      06/01/2036     06/01/2008 1    1,007,256
--------------------------------------------------------------------------------------------------------------------------
       20,000       Minneapolis & St. Paul, MN Hsg. &
                    Redevel. Authority (Children's Health Care)        5.500      08/15/2025     08/15/2005 1       20,630
--------------------------------------------------------------------------------------------------------------------------
      800,000       MN (Duluth Airport)                                6.250      08/01/2014     08/01/2005 1      809,632
--------------------------------------------------------------------------------------------------------------------------
       50,000       MN HFA (Single Family Mtg.)                        5.600      07/01/2022     08/01/2007 3       50,563
--------------------------------------------------------------------------------------------------------------------------
       15,000       MN HFA (Single Family Mtg.), Series D-2            5.950      01/01/2017     07/01/2005 1       15,060
--------------------------------------------------------------------------------------------------------------------------
       40,000       MN HFA (Single Family Mtg.), Series H              6.500      01/01/2026     07/01/2005 1       40,138
--------------------------------------------------------------------------------------------------------------------------
       55,000       Plymouth, MN Health Facilities
                    (Healthspan Health System/
                    North Memorial Medical Center)                     6.250      06/01/2016     06/01/2005 1       57,618
                                                                                                                ----------
                                                                                                                 2,000,897
--------------------------------------------------------------------------------------------------------------------------
MISSISSIPPI--0.5%
    1,000,000       Alcorn County, MS Hospital
                    (Magnolia Regional Health Center)                  5.750      10/01/2013     10/01/2005 1    1,042,250
--------------------------------------------------------------------------------------------------------------------------
       40,000       Gulfport, MS Hospital Facility
                    (Gulfport Memorial Hospital)                       6.125      07/01/2015     07/01/2005 1       40,900


                  35 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

    PRINCIPAL                                                                                     EFFECTIVE          VALUE
       AMOUNT                                                         COUPON       MATURITY       MATURITY*     SEE NOTE 1
--------------------------------------------------------------------------------------------------------------------------
MISSISSIPPI Continued
$     120,000       MS Business Finance Corp.
                    (E.I. DuPont de Nemours & Company)                 7.150%     05/01/2016     05/01/2005 1   $  123,060
--------------------------------------------------------------------------------------------------------------------------
    2,750,000       MS Higher Education Assistance Corp.,
                    Series C                                           6.750      09/01/2014     03/01/2006 1    2,811,050
--------------------------------------------------------------------------------------------------------------------------
       25,000       MS Home Corp. (Government National
                    Mortgage Assn. Collateral Mtg.), Series B          6.500      12/01/2024     12/01/2005 1       25,064
--------------------------------------------------------------------------------------------------------------------------
      950,000       MS Home Corp. (Single Family Mtg.), Series I       7.375      06/01/2028     12/01/2011 1      955,206
--------------------------------------------------------------------------------------------------------------------------
       30,000       MS Home Corp., Series A                            6.300      06/01/2031     06/01/2014 1       31,314
--------------------------------------------------------------------------------------------------------------------------
      285,000       MS Home Corp., Series B                            6.625      04/01/2027     04/01/2005 1      290,928
--------------------------------------------------------------------------------------------------------------------------
       20,000       Tupelo, MS GO                                      5.900      08/01/2013     08/01/2005 1       20,209
                                                                                                                ----------
                                                                                                                 5,339,981
--------------------------------------------------------------------------------------------------------------------------
      MISSOURI--1.0%
    1,395,000       Branson, MO IDA (Branson Hills)                    6.250      05/01/2013     05/05/2011 2    1,395,516
--------------------------------------------------------------------------------------------------------------------------
       65,000       Cameron, MO IDA Health Facilities
                    (Cameron Community Hospital)                       6.375      12/01/2029     12/01/2010 1       70,149
--------------------------------------------------------------------------------------------------------------------------
    4,095,000       Hanley/Eager Road, MO Transportation
                    Devel. District                                    6.750      12/01/2028     12/01/2010 4    4,094,836
--------------------------------------------------------------------------------------------------------------------------
       60,000       Kansas City, MO Municipal Assistance Corp.
                    (Bartle Convention Center)                         5.600      04/15/2016     04/15/2005 1       60,677
--------------------------------------------------------------------------------------------------------------------------
    1,200,000       Maplewood, MO Tax
                    (Maplewood South Redevel.)                         5.200      11/01/2022     09/01/2012 3    1,179,732
--------------------------------------------------------------------------------------------------------------------------
      500,000       MO COP (Psychiatric Rehabilitation Center)         5.800      01/15/2016     01/15/2006 1      510,960
--------------------------------------------------------------------------------------------------------------------------
       15,000       MO Economic Devel. Export &
                    Infrastructure (Peculiar, MO) 6                    6.000      03/01/2007     09/01/2005 1       15,026
--------------------------------------------------------------------------------------------------------------------------
       30,000       MO H&EFA (Freeman Health System)                   5.500      02/15/2024     08/15/2005 1       30,355
--------------------------------------------------------------------------------------------------------------------------
       10,000       MO Hsg. Devel. Commission
                    (Single Family Hsg.)                               6.000      09/01/2015     03/01/2009 1       10,096
--------------------------------------------------------------------------------------------------------------------------
       70,000       MO Hsg. Devel. Commission
                    (Single Family Hsg.)                               6.100      09/01/2024     09/01/2009 1       70,455
--------------------------------------------------------------------------------------------------------------------------
      370,000       MO Hsg. Devel. Commission
                    (Single Family Hsg.)                               7.250      09/01/2026     09/01/2005 3      374,529
--------------------------------------------------------------------------------------------------------------------------
    2,215,000       Springfield, MO Land Clearance Devel.
                    Authority (University Plaza Redevel. Corp.)        6.600      10/01/2011     10/01/2006 1    2,351,843
--------------------------------------------------------------------------------------------------------------------------
      500,000       St. Joseph, MO IDA
                    (Shoppes at North Village)                         5.100      11/01/2019     11/01/2019        490,655
--------------------------------------------------------------------------------------------------------------------------
       15,000       St. Louis County, MO IDA
                    (Covington Manor Apartments)                       6.200      08/20/2020     08/20/2011 1       15,921
--------------------------------------------------------------------------------------------------------------------------
    1,000,000       St. Louis, MO IDA
                    (Kiel Center Multipurpose Arena)                   7.750      12/01/2013     06/01/2005 1    1,017,500
--------------------------------------------------------------------------------------------------------------------------
       10,000       University City, MO IDA
                    (Canterbury Gardens)                               5.900      12/20/2020     12/20/2005 1       10,363
                                                                                                                ----------
                                                                                                                11,698,613


                  36 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

    PRINCIPAL                                                                                     EFFECTIVE          VALUE
       AMOUNT                                                         COUPON       MATURITY       MATURITY*     SEE NOTE 1
--------------------------------------------------------------------------------------------------------------------------
MONTANA--0.2%
$     120,000       Crow, MT Finance Authority (Tribal)                5.700%     10/01/2027     10/01/2009 1   $  124,403
--------------------------------------------------------------------------------------------------------------------------
       20,000       Forsyth, MT Pollution Control
                    (Northwestern Corp.)                               5.900      12/01/2023     06/01/2005 1       20,001
--------------------------------------------------------------------------------------------------------------------------
    1,520,000       Forsyth, MT Pollution Control
                    (Northwestern Corp.)                               6.125      05/01/2023     05/01/2005 1    1,524,271
--------------------------------------------------------------------------------------------------------------------------
      125,000       MT Board of Hsg. (Single Family)                   6.150      06/01/2030     06/01/2007 1      128,206
                                                                                                                ----------
                                                                                                                 1,796,881
--------------------------------------------------------------------------------------------------------------------------
NEBRASKA--0.0%
       35,000       Dawson County, NE Sanitation &
                    Improvement District                               5.550      02/01/2017     02/01/2006 1       35,004
--------------------------------------------------------------------------------------------------------------------------
       35,000       NE Investment Finance Authority
                    (Single Family Hsg.)                               6.700      09/01/2026     03/01/2006 1       35,995
--------------------------------------------------------------------------------------------------------------------------
       20,000       NE Investment Finance Authority
                    (Single Family Hsg.), Series C                     6.250      03/01/2021     05/01/2009 1       20,209
--------------------------------------------------------------------------------------------------------------------------
        5,000       NE Investment Finance Authority, Series B          6.400      09/01/2026     09/01/2005 1        5,079
--------------------------------------------------------------------------------------------------------------------------
       55,000       NE Student Loan (Nebhelp Inc.)                     6.000      06/01/2028     09/10/2005 1       55,851
                                                                                                                ----------
                                                                                                                   152,138
--------------------------------------------------------------------------------------------------------------------------
NEVADA--2.5%
      530,000       Clark County, NV Industrial Devel.
                    (Nevada Power Company)                             5.600      10/01/2030     07/01/2005 1      530,148
--------------------------------------------------------------------------------------------------------------------------
      805,000       Clark County, NV Industrial Devel.
                    (Nevada Power Company), Series A                   6.700      06/01/2022     06/01/2005 1      816,206
--------------------------------------------------------------------------------------------------------------------------
       40,000       Clark County, NV Passenger Facility Charge
                    (Las Vegas/Macarran International Airport)         5.500      07/01/2025     07/01/2005 1       40,204
--------------------------------------------------------------------------------------------------------------------------
       20,000       Clark County, NV Passenger Facility Charge
                    (Las Vegas/Macarran International Airport)         5.750      07/01/2023     07/01/2007 1       20,514
--------------------------------------------------------------------------------------------------------------------------
    8,555,000       Las Vegas, NV Paiute Tribe, Series A               6.125      11/01/2012     05/30/2010 2    9,291,757
--------------------------------------------------------------------------------------------------------------------------
      200,000       Las Vegas, NV Paiute Tribe, Series A               6.625      11/01/2017     11/01/2012 1      222,940
--------------------------------------------------------------------------------------------------------------------------
       40,000       NV Hsg. Division (Campaige Place)                  5.450      10/01/2018     10/01/2008 1       41,063
--------------------------------------------------------------------------------------------------------------------------
       20,000       NV Hsg. Division (Single Family Mtg.),
                    Series B                                           5.650      10/01/2021     10/01/2010 1       20,722
--------------------------------------------------------------------------------------------------------------------------
       25,000       NV Hsg. Division (Single Family Mtg.),
                    Series D-2                                         6.350      04/01/2028     04/01/2008 1       25,620
--------------------------------------------------------------------------------------------------------------------------
       25,000       Reno, NV Hsg. Authority
                    (Ala Moana Apartments)                             6.600      07/01/2026     07/01/2006 1       25,254
--------------------------------------------------------------------------------------------------------------------------
    3,000,000       Reno, NV Redevel. Agency Tax Allocation,
                    Series A                                           6.200      06/01/2018     12/01/2005 1    3,012,300
--------------------------------------------------------------------------------------------------------------------------
      100,000       Washoe County, NV Gas & Water Facilities
                    (Sierra Pacific Power Company)                     5.900      06/01/2023     06/01/2005 1      100,508
--------------------------------------------------------------------------------------------------------------------------
       50,000       Washoe County, NV Gas & Water Facilities
                    (Sierra Pacific Power Company)                     6.300      12/01/2014     07/23/2005 1       51,490
--------------------------------------------------------------------------------------------------------------------------
    5,085,000       Washoe County, NV Gas Facility
                    (Sierra Pacific Power Company)                     6.700      11/01/2032     05/01/2005 1    5,196,870


                  37 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

    PRINCIPAL                                                                                     EFFECTIVE          VALUE
       AMOUNT                                                         COUPON       MATURITY       MATURITY*     SEE NOTE 1
--------------------------------------------------------------------------------------------------------------------------
NEVADA Continued
$      30,000       Washoe County, NV Water Facility
                    (Sierra Pacific Power Company)                     5.900%     06/01/2023     06/01/2005 1  $    30,152
--------------------------------------------------------------------------------------------------------------------------
   10,000,000       Washoe County, NV Water Facility
                    (Sierra Pacific Power Company)                     6.650      06/01/2017     06/01/2005 1   10,384,000
                                                                                                               -----------
                                                                                                                29,809,748
--------------------------------------------------------------------------------------------------------------------------
NEW HAMPSHIRE--0.5%
    2,000,000       Manchester, NH Hsg. & Redevel.
                    Authority, Series A                                6.750      01/01/2014     01/01/2010 1    2,162,860
--------------------------------------------------------------------------------------------------------------------------
      230,000       NH HE&H Facilities Authority
                    (Colby-Sawyer College)                             6.800      06/01/2006     06/01/2006         230,242
--------------------------------------------------------------------------------------------------------------------------
      210,000       NH HE&H Facilities Authority
                    (Dartmouth College)                                5.450      06/01/2025     06/01/2005 1      214,960
--------------------------------------------------------------------------------------------------------------------------
    2,900,000       NH HE&H Facilities Authority
                    (United Church of Christ
                    Retirement Community)                              7.350      01/01/2018     01/01/2006 1    2,997,266
--------------------------------------------------------------------------------------------------------------------------
       10,000       NH HFA                                             6.125      01/01/2018     07/01/2005 1       10,010
--------------------------------------------------------------------------------------------------------------------------
       10,000       NH HFA (Mariners Village)                          6.500      07/01/2026     01/01/2006 1       10,200
--------------------------------------------------------------------------------------------------------------------------
      100,000       NH HFA (Single Family Mtg.)                        6.050      07/01/2025     07/01/2005 1      102,840
--------------------------------------------------------------------------------------------------------------------------
       15,000       NH HFA (Single Family Mtg.), Series B              6.050      07/01/2025     07/01/2005 1       15,380
--------------------------------------------------------------------------------------------------------------------------
       70,000       NH HFA (Single Family Mtg.), Series C              6.900      07/01/2019     07/01/2006 3       70,400
                                                                                                               -----------
                                                                                                                 5,814,158
--------------------------------------------------------------------------------------------------------------------------
NEW JERSEY--9.5%
   10,885,000       Delaware River Port Authority PA/NJ                5.500      01/01/2026     01/01/2006 1   11,310,604
--------------------------------------------------------------------------------------------------------------------------
   10,000,000       NJ Economic Devel. Authority (Cigarette Tax)       5.625      06/15/2018     06/15/2009 1   10,632,600
--------------------------------------------------------------------------------------------------------------------------
   14,000,000       NJ Economic Devel. Authority (Cigarette Tax)       5.625      06/15/2019     06/15/2010 1   14,906,360
--------------------------------------------------------------------------------------------------------------------------
    3,500,000       NJ Economic Devel. Authority
                    (Continental Airlines)                             6.625      09/15/2012     09/15/2012      3,218,740
--------------------------------------------------------------------------------------------------------------------------
    1,000,000       NJ Economic Devel. Authority
                    (RWJ Hospital/CCC/RWJ Health Care
                    Corp. Obligated Group)                             6.500      07/01/2024     07/01/2005 1    1,022,890
--------------------------------------------------------------------------------------------------------------------------
    5,000,000       NJ Economic Devel. Authority
                    (Trigen-Trenton District Energy Company)           6.200      12/01/2010     06/01/2005 1    5,018,200
--------------------------------------------------------------------------------------------------------------------------
      745,000       NJ Health Care Facilities Financing
                    Authority
                    (Raritan Bay Medical Center)                       7.250      07/01/2014     07/01/2005 1      785,938
--------------------------------------------------------------------------------------------------------------------------
      750,000       NJ Tobacco Settlement Financing Corp.              6.125      06/01/2024     06/12/2010 3      761,955
--------------------------------------------------------------------------------------------------------------------------
   59,280,000       NJ Tobacco Settlement Financing Corp.
                    (TASC) 5                                           5.750      06/01/2032     08/20/2013 2   59,072,520
--------------------------------------------------------------------------------------------------------------------------
       80,000       NJ Tobacco Settlement Financing Corp.
                    (TASC)                                             6.000      06/01/2037     05/01/2018 2       79,822
--------------------------------------------------------------------------------------------------------------------------
    4,335,000       NJ Tobacco Settlement Financing Corp.
                    (TASC)                                             6.375      06/01/2032     06/01/2013 1    4,448,144
--------------------------------------------------------------------------------------------------------------------------
      500,000       NJ Tobacco Settlement Financing Corp.
                    (TASC)                                             7.000      06/01/2041     06/01/2013 1      536,020



                  38 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

    PRINCIPAL                                                                                 EFFECTIVE                VALUE
       AMOUNT                                                         COUPON     MATURITY     MATURITY*           SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------
NEW JERSEY Continued
$      15,000      Salem County, NJ Pollution Control Financing
                   Authority (E.I. Dupont De Nemours)                 6.500%   11/15/2021    11/15/2005 1       $     15,277
                                                                                                                ------------
                                                                                                                 111,809,070
----------------------------------------------------------------------------------------------------------------------------
NEW MEXICO--1.0%
    3,500,000      Bernalillo County, NM Multifamily Hsg.
                   (Mountain View)                                    7.500    09/20/2033    09/20/2008 1          3,904,670
----------------------------------------------------------------------------------------------------------------------------
    1,000,000      Farmington, NM Pollution Control                   5.800    04/01/2022    04/01/2006 1          1,040,280
----------------------------------------------------------------------------------------------------------------------------
      300,000      Farmington, NM Pollution Control
                   (Public Service Company of New Mexico)             5.800    04/01/2022    04/01/2006 1            309,327
----------------------------------------------------------------------------------------------------------------------------
    4,075,000      Farmington, NM Pollution Control
                   (Public Service Company of New Mexico)             6.300    12/01/2016    12/01/2008 1          4,361,065
----------------------------------------------------------------------------------------------------------------------------
    1,060,000      Farmington, NM Pollution Control
                   (Public Service Company of New Mexico)             6.375    04/01/2022    04/01/2007 1          1,142,616
----------------------------------------------------------------------------------------------------------------------------
      445,000      Farmington, NM Pollution Control
                   (Southern California Edison Company)               5.875    06/01/2023    06/01/2005 1            447,652
----------------------------------------------------------------------------------------------------------------------------
       15,000      Gallup, NM Pollution Control
                   (Plains Electric Generation & Transmission)        6.650    08/15/2017    08/15/2005 1             15,053
----------------------------------------------------------------------------------------------------------------------------
       15,000      NM Mortgage Finance Authority
                   (Single Family), Series C                          6.200    07/01/2026    07/01/2007 1             15,342
----------------------------------------------------------------------------------------------------------------------------
        5,000      NM Mortgage Finance Authority
                   (Single Family), Series D                          5.875    09/01/2021    03/01/2010 1              5,203
----------------------------------------------------------------------------------------------------------------------------
      150,000      NM Regional Hsg. Authority
                   (Washington Place Apartments)                      5.500    08/15/2020    02/15/2013 1            156,408
----------------------------------------------------------------------------------------------------------------------------
       45,000      Santa Fe, NM Single Family Mtg.
                   (FNMA & GNMA Mtg. Backed Securities),
                   Series A                                           6.300    11/01/2028    11/01/2005 1             46,039
                                                                                                                ------------
                                                                                                                  11,443,655
----------------------------------------------------------------------------------------------------------------------------
NEW YORK--0.5%
    5,000,000      NY Tobacco Settlement Financing Corp.
                   DRIVERS 6                                          8.420 7  06/01/2017    06/01/2011 1          5,848,950
----------------------------------------------------------------------------------------------------------------------------
NORTH CAROLINA--2.3%
      370,000      Asheville, NC COP                                  6.500    02/01/2008    08/01/2005 1            371,177
----------------------------------------------------------------------------------------------------------------------------
       85,000      Burlington, NC Public Housing Assistance
                   Corporation (Alamance Plaza)                       6.750    07/01/2024    07/01/2005 1             85,348
----------------------------------------------------------------------------------------------------------------------------
      135,000      Charlotte-Mecklenburg, NC Hospital
                   Authority (Carolinas Medical Center)               5.875    01/15/2026    01/15/2006 1            140,411
----------------------------------------------------------------------------------------------------------------------------
       35,000      Fayetteville, NC State University                  8.200    10/01/2009    10/01/2005 1             35,159
----------------------------------------------------------------------------------------------------------------------------
    1,500,000      Haywood County, NC IFPCFA
                   (Champion International Corp.)                     5.500    10/01/2018    10/01/2005 1          1,546,350
----------------------------------------------------------------------------------------------------------------------------
      400,000      Haywood County, NC IFPCFA
                   (Champion International Corp.)                     5.750    12/01/2025    12/01/2007 1            404,496
----------------------------------------------------------------------------------------------------------------------------
       50,000      Haywood County, NC IFPCFA
                   (Champion International Corp.)                     6.250    09/01/2025    09/01/2005 1             51,301


                  39 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

    PRINCIPAL                                                                                     EFFECTIVE          VALUE
       AMOUNT                                                         COUPON       MATURITY       MATURITY*     SEE NOTE 1
--------------------------------------------------------------------------------------------------------------------------
NORTH CAROLINA Continued
$      50,000       Haywood County, NC IFPCFA
                    (Champion International Corp.)                    6.850%      05/01/2014     05/01/2005 1  $    50,707
--------------------------------------------------------------------------------------------------------------------------
    2,000,000       Kinston, NC Hsg. Authority (Kinston Towers)       6.750       12/01/2018     06/01/2005 1    2,043,600
--------------------------------------------------------------------------------------------------------------------------
       95,000       Martin County, NC IFPCFA
                    (Weyerhaeuser Company)                            5.650       12/01/2023     12/01/2005 1       95,269
--------------------------------------------------------------------------------------------------------------------------
    1,210,000       Martin County, NC IFPCFA
                    (Weyerhaeuser Company)                            6.000       11/01/2025     11/01/2007 1    1,239,693
--------------------------------------------------------------------------------------------------------------------------
    5,905,000       Martin County, NC IFPCFA
                    (Weyerhaeuser Company)                            6.800       05/01/2024     05/01/2005 1    6,050,558
--------------------------------------------------------------------------------------------------------------------------
      590,000       NC Eastern Municipal Power Agency,
                    Series B                                          5.500       01/01/2017     07/01/2005 1      591,210
--------------------------------------------------------------------------------------------------------------------------
      485,000       NC Eastern Municipal Power Agency,
                    Series B                                          5.500       01/01/2021     07/01/2005 1      485,989
--------------------------------------------------------------------------------------------------------------------------
      790,000       NC Eastern Municipal Power Agency,
                    Series B                                          5.500       01/01/2021     07/01/2005 1      791,612
--------------------------------------------------------------------------------------------------------------------------
      530,000       NC Eastern Municipal Power Agency,
                    Series B                                          5.500       01/01/2021     01/01/2006 1      530,488
--------------------------------------------------------------------------------------------------------------------------
       30,000       NC Eastern Municipal Power Agency,
                    Series B                                          6.250       01/01/2023     07/01/2005 1       30,087
--------------------------------------------------------------------------------------------------------------------------
       45,000       NC HFA, Series H                                  5.950       07/01/2021     01/01/2006 1       46,305
--------------------------------------------------------------------------------------------------------------------------
        5,000       NC HFA, Series JJ                                 6.450       09/01/2027     03/01/2008 1        5,143
--------------------------------------------------------------------------------------------------------------------------
       10,000       NC HFA, Series Z                                  6.600       09/01/2026     09/01/2006 1       10,166
--------------------------------------------------------------------------------------------------------------------------
    6,865,000       NC Hsg. Finance Agency                            5.750       03/01/2017     03/01/2007 1    7,073,559
--------------------------------------------------------------------------------------------------------------------------
    3,800,000       NC Hsg. Finance Agency                            6.000       07/01/2016     07/01/2009 1    3,959,030
--------------------------------------------------------------------------------------------------------------------------
       10,000       NC Medical Care Commission Hospital
                    (Almance Health System)                           5.500       08/15/2013     08/15/2005 1       10,104
--------------------------------------------------------------------------------------------------------------------------
    1,000,000       NC Student Education Assistance Authority
                    (Guaranteed Student Loan)                         6.350       07/01/2016     07/01/2006 1    1,040,330
--------------------------------------------------------------------------------------------------------------------------
       50,000       Northampton County, NC IFPCFA
                    (Champion International Corp.)                    6.450       11/01/2029     11/01/2009 1       53,545
                                                                                                               -----------
                                                                                                                26,741,637
--------------------------------------------------------------------------------------------------------------------------
NORTH DAKOTA--0.0%
       10,000       ND HFA                                            5.950       07/01/2010     01/01/2009 1       10,061
--------------------------------------------------------------------------------------------------------------------------
OHIO--3.2%
    3,000,000       Akron, Bath, Copley, OH Joint
                    Township Hospital District
                    (Akron General Medical Center)                    5.375       01/01/2017     01/01/2007 1    3,159,120
--------------------------------------------------------------------------------------------------------------------------
    1,000,000       Akron, Bath, Copley, OH Joint
                    Township Hospital District
                    (Akron General Medical Center)                    5.500       01/01/2008     01/01/2006 1    1,002,380
--------------------------------------------------------------------------------------------------------------------------
       20,000       Akron, Bath, Copley, OH Joint
                    Township Hospital District
                    (Akron General Medical Center)                    5.500       01/01/2021     01/01/2006 1       20,039
--------------------------------------------------------------------------------------------------------------------------
    1,000,000       Canton, OH Waterworks System                      5.850       12/01/2015     12/01/2005 1    1,041,470


                  40 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

    PRINCIPAL                                                                                     EFFECTIVE          VALUE
       AMOUNT                                                         COUPON       MATURITY       MATURITY*     SEE NOTE 1
--------------------------------------------------------------------------------------------------------------------------
OHIO Continued
$   1,025,000       Cleveland, OH Airport (Continental Airlines)       5.500%     12/01/2008     01/09/2007 2  $   964,546
--------------------------------------------------------------------------------------------------------------------------
       25,000       Cleveland, OH Parking Facility                     5.500      09/15/2022     09/15/2006 1       26,321
--------------------------------------------------------------------------------------------------------------------------
       50,000       Columbus, OH Sewer Improvement Bonds               6.000      09/15/2010     09/15/2005 1       50,775
--------------------------------------------------------------------------------------------------------------------------
       15,000       Conneaut, OH Hsg.
                    (Section 8 Assisted Project)                       5.625      07/01/2022     07/01/2006 1       15,199
--------------------------------------------------------------------------------------------------------------------------
       30,000       Coshocton County, OH Solid Waste
                    Disposal (Stone Container Corp.)                   7.875      08/01/2013     08/01/2005 1       30,325
--------------------------------------------------------------------------------------------------------------------------
       40,000       Cuyahoga County, OH Hospital
                    (University Hospitals Health System)               5.625      01/15/2026     01/15/2006 1       41,526
--------------------------------------------------------------------------------------------------------------------------
       10,000       Cuyahoga County, OH Hospital
                    (University Hospitals of Cleveland)                9.000      06/01/2011     06/01/2005 1       11,771
--------------------------------------------------------------------------------------------------------------------------
    1,500,000       Eaton, OH Industrial Devel.
                    (Baxter International)                             6.500      12/01/2012     06/01/2005 1    1,559,850
--------------------------------------------------------------------------------------------------------------------------
       75,000       Fairfield County, OH Hospital Improvement
                    (Lancaster-Fairfield Community Hospital)           5.500      06/15/2021     06/15/2005 1       75,774
--------------------------------------------------------------------------------------------------------------------------
       55,000       Franklin County, OH Industrial Devel.
                    (First Community Village)                          5.600      08/01/2021     08/01/2005 1       55,672
--------------------------------------------------------------------------------------------------------------------------
       40,000       Hamilton County, OH (Judson Care Center)           6.500      08/01/2026     08/01/2006 1       42,373
--------------------------------------------------------------------------------------------------------------------------
       25,000       Lorain County, OH Elderly Hsg. Corp.
                    (Harr Plaza)                                       6.375      07/15/2019     07/15/2005 1       25,059
--------------------------------------------------------------------------------------------------------------------------
      375,000       Montgomery County, OH Hospital
                    Revenue (Kettering Medical Center)                 5.500      04/01/2026     04/01/2006 1      390,345
--------------------------------------------------------------------------------------------------------------------------
       25,000       Montgomery County, OH Multifamily
                    Hsg. (Creekside Villas)                            6.000      09/01/2031     09/01/2009 1       25,744
--------------------------------------------------------------------------------------------------------------------------
    1,880,000       Northeast, OH Regional Sewer District              5.600      11/15/2013     11/15/2005 1    1,939,446
--------------------------------------------------------------------------------------------------------------------------
    1,500,000       Northeast, OH Regional Sewer District              5.600      11/15/2014     11/15/2005 1    1,550,910
--------------------------------------------------------------------------------------------------------------------------
    3,000,000       OH Air Quality Devel. Authority
                    (Cleveland Electric Illuminating Company)          6.000      12/01/2013     12/01/2009 1    3,129,930
--------------------------------------------------------------------------------------------------------------------------
    1,500,000       OH Air Quality Devel. Authority
                    (Cleveland Electric Illuminating Company)          6.100      08/01/2020     08/01/2009 1    1,569,705
--------------------------------------------------------------------------------------------------------------------------
       30,000       OH Air Quality Devel. Authority
                    (Cleveland Electric Illuminating Company)          7.000      09/01/2009     09/01/2005 1       30,413
--------------------------------------------------------------------------------------------------------------------------
       25,000       OH Air Quality Devel. Authority
                    (Cleveland Electric Illuminating Company)          7.700      08/01/2025     08/01/2005 1       25,938
--------------------------------------------------------------------------------------------------------------------------
      110,000       OH Air Quality Devel. Authority
                    (Dayton Power & Light Company)                     6.400      08/15/2027     08/15/2005 1      110,107
--------------------------------------------------------------------------------------------------------------------------
       50,000       OH Air Quality Devel. Authority
                    (Ohio Edison Company)                              5.625      11/15/2029     11/15/2005 1       50,602
--------------------------------------------------------------------------------------------------------------------------
      120,000       OH Air Quality Devel. Authority
                    (Pennsylvania Power & Light Company)               5.900      05/01/2018     05/01/2005 1      121,488
--------------------------------------------------------------------------------------------------------------------------
       15,000       OH Air Quality Devel. Authority
                    (Pennsylvania Power & Light Company)               5.900      05/01/2018     05/01/2005 1       15,033
--------------------------------------------------------------------------------------------------------------------------
       45,000       OH Air Quality Devel. Authority
                    (Pennsylvania Power & Light Company)               6.150      08/01/2023     08/01/2005 1       46,025


                  41 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

    PRINCIPAL                                                                                 EFFECTIVE            VALUE
       AMOUNT                                                         COUPON     MATURITY     MATURITY*       SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------
OHIO Continued
$     120,000       OH Department of Transportation COP
                    (Rickenbacker Port)                               6.125%    04/15/2015   10/15/2005 1    $   120,314
------------------------------------------------------------------------------------------------------------------------
       20,000       OH Economic Devel.                                6.500     12/01/2009   12/01/2005 1         20,428
------------------------------------------------------------------------------------------------------------------------
       10,000       OH Education Loan, Series A                       5.850     12/01/2019   06/01/2009 1         10,434
------------------------------------------------------------------------------------------------------------------------
      240,000       OH Environmental Facilities
                    (Ford Motor Company)                              5.950     09/01/2029   09/01/2011 1        245,369
------------------------------------------------------------------------------------------------------------------------
      170,000       OH HFA                                            5.750     09/01/2030   07/01/2009 1        171,505
------------------------------------------------------------------------------------------------------------------------
       15,000       OH HFA                                            6.050     09/01/2017   09/01/2007 1         15,719
------------------------------------------------------------------------------------------------------------------------
      125,000       OH HFA, Series C                                  5.750     09/01/2028   09/01/2009 1        128,395
------------------------------------------------------------------------------------------------------------------------
      550,000       OH Water Devel. Authority (Cincinnati Gas)        5.450     01/01/2024   01/01/2006 1        555,869
------------------------------------------------------------------------------------------------------------------------
       50,000       OH Water Devel. Authority
                    (Cleveland Electric Illuminating Company)         6.100     08/01/2020   08/01/2007 1         52,301
------------------------------------------------------------------------------------------------------------------------
    8,445,000       OH Water Devel. Authority
                    (Cleveland Electric Illuminating Company)         7.700     08/01/2025   08/01/2005 1      8,761,941
------------------------------------------------------------------------------------------------------------------------
       60,000       OH Water Devel. Authority
                    (Consumers Ohio Water Company)                    5.600     10/01/2026   10/01/2005 1         60,653
------------------------------------------------------------------------------------------------------------------------
      200,000       OH Water Devel. Authority
                    (Dayton Power & Light Company)                    6.400     08/15/2027   08/15/2005 1        204,020
------------------------------------------------------------------------------------------------------------------------
       25,000       OH Water Devel. Authority
                    (General Motors Corp.)                            5.900     06/15/2008   06/15/2005 1         25,021
------------------------------------------------------------------------------------------------------------------------
       50,000       OH Water Devel. Authority
                    (Pennsylvania Power & Light Company)              6.150     08/01/2023   08/01/2005 1         51,139
------------------------------------------------------------------------------------------------------------------------
       15,000       OH Water Devel. Authority (Pure Water)            5.500     12/01/2011   12/01/2005 1         15,207
------------------------------------------------------------------------------------------------------------------------
       10,000       OH Water Devel. Authority (Pure Water)            5.500     12/01/2018   06/01/2005 1         10,021
------------------------------------------------------------------------------------------------------------------------
       35,000       OH Water Devel. Authority (Pure Water)            6.000     12/01/2008   12/01/2005 1         35,103
------------------------------------------------------------------------------------------------------------------------
       25,000       Shawnee, OH State University General
                    Receipts, Series A                                7.100     06/01/2009   06/01/2005 1         25,099
------------------------------------------------------------------------------------------------------------------------
       35,000       Toledo, OH Hsg. (Commodore Perry)                 5.450     12/01/2028   12/01/2010 1         35,716
------------------------------------------------------------------------------------------------------------------------
    9,450,000       Toledo-Lucas County, OH Port Authority
                    (Bax Global)                                      6.250     11/01/2013   07/19/2010 1      9,542,421
------------------------------------------------------------------------------------------------------------------------
       10,000       Warren County, OH Sewer System                    6.700     12/01/2016   06/01/2005 1         10,061
                                                                                                             -----------
                                                                                                              37,224,622
------------------------------------------------------------------------------------------------------------------------
OKLAHOMA--1.1%
      155,000       OK HFA (Homeownership Loans)                      5.850     09/01/2020   03/01/2011 1        160,569
------------------------------------------------------------------------------------------------------------------------
       25,000       OK Municipal Power Authority                      6.750     01/01/2016   01/01/2006 1         26,192
------------------------------------------------------------------------------------------------------------------------
      405,000       Rogers County, OK HFA (Multifamily Hsg.),
                    Series A                                          7.750     08/01/2023   08/01/2005 1        413,537
------------------------------------------------------------------------------------------------------------------------
    4,195,000       Tulsa, OK Municipal Airport Trust
                    (American Airlines)                               5.375     12/01/2035   12/01/2006 4      4,068,059
------------------------------------------------------------------------------------------------------------------------
    3,105,000       Tulsa, OK Municipal Airport Trust
                    (American Airlines)                               5.650     12/01/2035   12/01/2008 4      2,939,535
------------------------------------------------------------------------------------------------------------------------
    5,000,000       Tulsa, OK Municipal Airport Trust
                    (American Airlines)                               6.000     06/01/2035   12/01/2008 4      4,788,950
                                                                                                             -----------
                                                                                                              12,396,842


                  42 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

    PRINCIPAL                                                                                 EFFECTIVE             VALUE
       AMOUNT                                                    COUPON        MATURITY       MATURITY*        SEE NOTE 1
-------------------------------------------------------------------------------------------------------------------------
OREGON--0.5%
$   5,105,000     Eugene, OR Trojan Nuclear Project               5.900%      09/01/2009     09/01/2005 1    $  5,208,632
-------------------------------------------------------------------------------------------------------------------------
      150,000     OR Hsg. & Community Services Dept.
                  (Multifamily), Series A                         5.950       07/01/2030     07/01/2010 1         154,121
-------------------------------------------------------------------------------------------------------------------------
       25,000     OR Hsg. & Community Services Dept.
                  (Single Family Mtg.), Series A                  5.450       07/01/2024     07/01/2005 1          25,047
-------------------------------------------------------------------------------------------------------------------------
      100,000     OR Hsg. & Community Services Dept.
                  (Single Family Mtg.), Series A                  5.800       07/01/2016     07/01/2007 1         102,252
-------------------------------------------------------------------------------------------------------------------------
       10,000     OR Hsg. & Community Services Dept.
                  (Single Family Mtg.), Series A                  6.200       07/01/2027     07/01/2009 1          10,389
-------------------------------------------------------------------------------------------------------------------------
      305,000     OR Hsg. & Community Services Dept.
                  (Single Family Mtg.), Series F                  5.650       07/01/2028     07/01/2009 1         314,434
-------------------------------------------------------------------------------------------------------------------------
      110,000     OR Hsg. & Community Services Dept.
                  (Single Family Mtg.), Series H                  6.000       07/01/2027     07/01/2008 1         112,805
-------------------------------------------------------------------------------------------------------------------------
      100,000     OR Hsg. & Community Services Dept.,
                  Series B                                        5.900       07/01/2019     07/01/2009 1         104,265
-------------------------------------------------------------------------------------------------------------------------
       20,000     OR Hsg. (Elderly & Disabled Hsg.)               6.300       08/01/2026     08/01/2006 1          20,309
-------------------------------------------------------------------------------------------------------------------------
       35,000     Port of Portland, OR Airport
                  (Portland International Airport)                5.625       07/01/2016     07/01/2006 1          36,652
-------------------------------------------------------------------------------------------------------------------------
       50,000     Port St. Helen's, OR Pollution Control
                  (Portland General Electric Company)             7.125       12/15/2014     06/15/2005 1          50,858
                                                                                                             ------------
                                                                                                                6,139,764
-------------------------------------------------------------------------------------------------------------------------
OTHER STATES--0.9%
   10,000,000     Charter Mac Equity Issuer Trust, Series
                  B3-1                                            6.000       04/30/2015     04/30/2015        10,572,000
-------------------------------------------------------------------------------------------------------------------------
PENNSYLVANIA--3.8%
    1,250,000     Allegheny County, PA HDA
                  (West Penn Allegheny Health System)             9.250       11/15/2022     11/15/2012 1       1,469,738
-------------------------------------------------------------------------------------------------------------------------
    1,000,000     Allegheny County, PA HDA
                  (West Penn Allegheny Health System)             9.250       11/15/2030     11/15/2010 1       1,175,790
-------------------------------------------------------------------------------------------------------------------------
    4,000,000     Beaver County, PA IDA
                  (Toledo Edison Company)                         7.625       05/01/2020     05/01/2005 1       4,097,240
-------------------------------------------------------------------------------------------------------------------------
    1,800,000     Carbon County, PA IDA
                  (Panther Creek Partners)                        6.650       05/01/2010     11/17/2007 2       1,943,748
-------------------------------------------------------------------------------------------------------------------------
       50,000     Delaware County Authority, PA
                  (Villanova University)                          5.800       08/01/2025     08/01/2005 1          51,445
-------------------------------------------------------------------------------------------------------------------------
    2,000,000     PA EDFA (Colver)                                7.125       12/01/2015     06/01/2005 1       2,046,840
-------------------------------------------------------------------------------------------------------------------------
    5,300,000     PA EDFA (Colver)                                7.150       12/01/2018     06/01/2005 1       5,426,034
-------------------------------------------------------------------------------------------------------------------------
   12,300,000     PA EDFA (National Gypsum Company)               6.125       11/02/2027     11/02/2010 1      12,872,073
-------------------------------------------------------------------------------------------------------------------------
    3,120,000     PA EDFA (National Gypsum Company)               6.250       11/01/2027     04/01/2011 1       3,292,973
-------------------------------------------------------------------------------------------------------------------------
    9,000,000     PA EDFA (Northampton Generating)                6.400       01/01/2009     07/01/2005 1       9,102,060
-------------------------------------------------------------------------------------------------------------------------
    2,000,000     PA EDFA (Northampton Generating)                6.500       01/01/2013     01/01/2006 1       2,017,640
-------------------------------------------------------------------------------------------------------------------------
      435,000     PA EDFA (Northampton Generating)                6.750       01/01/2007     07/12/2005 2         447,441
-------------------------------------------------------------------------------------------------------------------------
        5,000     PA HFA (Single Family Mtg.), Series 60A         5.750       04/01/2017     04/01/2009 1           5,170
-------------------------------------------------------------------------------------------------------------------------
       40,000     Philadelphia, PA Airport System, Series A       6.000       06/15/2015     06/15/2005 1          41,032



                  43 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

    PRINCIPAL                                                                                EFFECTIVE          VALUE
       AMOUNT                                                         COUPON    MATURITY     MATURITY*     SEE NOTE 1
---------------------------------------------------------------------------------------------------------------------
PENNSYLVANIA Continued
$     500,000       Philadelphia, PA Authority for Industrial
                    Devel. (Cathedral Village)                         5.750%  04/01/2034   04/01/2006 4  $   499,950
                                                                                                          -----------
                                                                                                           44,489,174
---------------------------------------------------------------------------------------------------------------------
      RHODE ISLAND--2.4%
       15,000       RI Clean Water Finance Agency
                    (Triton Ocean)                                     5.800   09/01/2022   11/01/2005 1       16,048
---------------------------------------------------------------------------------------------------------------------
       50,000       RI Health & Educational Building Corp.
                    (United Methodist)                                 7.500   11/01/2014   11/01/2005 1       51,150
---------------------------------------------------------------------------------------------------------------------
       30,000       RI Student Loan Authority                          6.450   12/01/2015   12/01/2005 1       30,902
---------------------------------------------------------------------------------------------------------------------
    1,030,000       RI Tobacco Settlement Financing Corp.
                    (TASC)                                             6.250   06/01/2042   06/20/2026 2    1,036,087
---------------------------------------------------------------------------------------------------------------------
    3,000,000       RI Tobacco Settlement Financing Corp.
                    (TASC), Series A                                   6.000   06/01/2023   01/12/2010 3    3,031,860
---------------------------------------------------------------------------------------------------------------------
   24,175,000       RI Tobacco Settlement Financing Corp.
                    (TASC), Series A                                   6.125   06/01/2032   09/25/2018 2   24,255,745
                                                                                                          -----------
                                                                                                           28,421,792
---------------------------------------------------------------------------------------------------------------------
      SOUTH CAROLINA--4.1%
       70,000       Charleston County, SC Hospital Facilities
                    (Bon Secours Health System)                        5.625   08/15/2025   08/15/2005 1       70,663
---------------------------------------------------------------------------------------------------------------------
       85,000       Charleston County, SC Hospital Facilities
                    (Medical Society Health)                           5.500   10/01/2019   04/01/2005 1       85,223
---------------------------------------------------------------------------------------------------------------------
       50,000       Charleston County, SC Hospital Facilities
                    (Medical Society Health)                           6.000   10/01/2009   04/01/2005 1       50,171
---------------------------------------------------------------------------------------------------------------------
    2,265,000       Darlington County, SC Industrial Devel.
                    (Sonoco Products Company                           6.000   04/01/2026   04/01/2006 1    2,351,727
---------------------------------------------------------------------------------------------------------------------
    2,350,000       Darlington County, SC Industrial Devel.
                    (Sonoco Products Company)                          6.125   06/01/2025   06/01/2007 1    2,405,460
---------------------------------------------------------------------------------------------------------------------
      260,000       Florence County, SC Industrial Devel.
                    (Stone Container Corp.)                            7.375   02/01/2007   08/01/2005 1      262,246
---------------------------------------------------------------------------------------------------------------------
       40,000       Marion County, SC Hospital District                5.500   11/01/2015   11/01/2005 1       41,337
---------------------------------------------------------------------------------------------------------------------
      150,000       Orangeburg County, SC Solid Waste
                    (South Carolina Electric & Gas Company)            5.700   11/01/2024   09/01/2009 1      152,114
---------------------------------------------------------------------------------------------------------------------
    2,315,000       Richland County, SC Environmental
                    Improvement (International Paper Company)          6.100   04/01/2023   04/01/2014 1    2,471,818
---------------------------------------------------------------------------------------------------------------------
       90,000       Richland-Lexington, SC Airport District
                    (Columbia Metropolitan Airport)                    5.700   01/01/2026   01/01/2007 1       92,416
---------------------------------------------------------------------------------------------------------------------
    1,630,000       SC Connector 2000 Association Toll Road,
                    Series B                                         0.000 9   01/01/2011   01/01/2010 1    1,237,089
---------------------------------------------------------------------------------------------------------------------
    1,635,000       SC Connector 2000 Association Toll Road,
                    Series B                                         0.000 9   01/01/2021   01/01/2010 1      681,157
---------------------------------------------------------------------------------------------------------------------
      600,000       SC Connector 2000 Association Toll Road,
                    Series B                                         0.000 9   01/01/2026   01/01/2010 1      185,442
---------------------------------------------------------------------------------------------------------------------
       15,000       SC Hsg. Finance & Redevel. Authority
                    (Westbury Place)                                   6.050   07/01/2027   07/01/2005 1       15,012


                  44 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

    PRINCIPAL                                                                            EFFECTIVE               VALUE
       AMOUNT                                                     COUPON     MATURITY    MATURITY*          SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------
SOUTH CAROLINA Continued
$      20,000       SC Hsg. Finance & Redevel. Authority,
                    Series A-2                                     6.750%   07/01/2026    07/01/2006 1    $     20,324
----------------------------------------------------------------------------------------------------------------------
       10,000       SC Jobs-Economic Devel. Authority
                    (Plasti-Line, Inc.)                            6.250    07/01/2017    07/01/2005 1          10,010
----------------------------------------------------------------------------------------------------------------------
   10,630,000       SC Tobacco Settlement Management
                    Authority, Series B                            6.000    05/15/2022    06/05/2010 3      10,730,135
----------------------------------------------------------------------------------------------------------------------
   17,350,000       SC Tobacco Settlement Management
                    Authority, Series B                            6.375    05/15/2028    05/15/2012 1      17,706,022
----------------------------------------------------------------------------------------------------------------------
    1,990,000       SC Tobacco Settlement Management
                    Authority, Series B                            6.375    05/15/2030    04/28/2017 2       2,068,864
----------------------------------------------------------------------------------------------------------------------
      130,000       SC Western Carolina Regional Sewer
                    Authority                                      5.500    03/01/2010    09/01/2005 1         139,714
----------------------------------------------------------------------------------------------------------------------
    7,500,000       Spartanburg County, SC Solid Waste
                    Disposal Facilities (BMW US Capital Corp.)     7.550    11/01/2024    05/01/2005 1       7,800,750
                                                                                                          ------------
                                                                                                            48,577,694
----------------------------------------------------------------------------------------------------------------------
SOUTH DAKOTA--0.7%
    8,350,000       SD Educational Enhancement Funding
                    Corp. Tobacco Settlement 5                     6.500    06/01/2032    06/01/2013 1       8,574,949
----------------------------------------------------------------------------------------------------------------------
       25,000       SD H&EFA
                    (Prairie Lakes Health Care System)             5.650    04/01/2022    04/01/2010 1          25,747
                                                                                                          ------------
                                                                                                             8,600,696
----------------------------------------------------------------------------------------------------------------------
TENNESSEE--0.9%
       80,000       Humphreys County, TN Industrial Devel.
                    Board (E.I. DuPont de Nemours & Company)       6.700    05/01/2024    05/01/2005 1          81,804
----------------------------------------------------------------------------------------------------------------------
    8,770,000       Maury County, TN Industrial Devel. Board
                    (General Motors Company)                       6.500    09/01/2024    09/01/2005 1       8,942,857
----------------------------------------------------------------------------------------------------------------------
    1,000,000       Maury County, TN Industrial Devel. Board
                    (Occidental Petroleum Corp.)                   6.250    08/01/2018    08/01/2011 1       1,107,330
----------------------------------------------------------------------------------------------------------------------
       10,000       Memphis, TN HFC
                    (Saint's Court Apartments)                     6.000    09/01/2013    09/01/2007 1          10,162
----------------------------------------------------------------------------------------------------------------------
       85,000       Metropolitan Government Nashville &
                    Davidson County, TN Water & Sewer              5.500    01/01/2016    07/01/2005 1          86,920
----------------------------------------------------------------------------------------------------------------------
       35,000       South Fulton, TN Industrial Devel. Board
                    (Tyson Foods)                                  6.350    10/01/2015    10/01/2005 1          35,949
----------------------------------------------------------------------------------------------------------------------
       50,000       South Fulton, TN Industrial Devel. Board
                    (Tyson Foods)                                  6.400    10/01/2020    10/01/2005 1          51,590
----------------------------------------------------------------------------------------------------------------------
       30,000       TN Hsg. Devel. Agency                          5.850    07/01/2023    07/01/2009 1          30,539
----------------------------------------------------------------------------------------------------------------------
       15,000       TN Hsg. Devel. Agency                          6.375    07/01/2022    07/01/2008 1          15,129
----------------------------------------------------------------------------------------------------------------------
       20,000       Unicoi County, TN Health Educational &
                    Hsg. Facilities (Erwin Health Care
                    Associates)                                    5.875    03/20/2016    03/20/2006 1          20,221
                                                                                                          ------------
                                                                                                            10,382,501


                  45 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

    PRINCIPAL                                                                                 EFFECTIVE          VALUE
       AMOUNT                                                       COUPON      MATURITY      MATURITY*     SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------
TEXAS--10.6%
$   1,020,000      Alliance Airport Authority, TX
                   (Federal Express Corp.)                          6.375%     04/01/2021    04/01/2006 1  $ 1,073,101
----------------------------------------------------------------------------------------------------------------------
       35,000      Austin, TX Airport System                        6.000      11/15/2010    11/15/2005 1       36,336
----------------------------------------------------------------------------------------------------------------------
      535,000      Austin, TX Airport System, Series A              6.125      11/15/2025    11/15/2005 1      555,560
----------------------------------------------------------------------------------------------------------------------
   10,000,000      Austin, TX Convention Enterprises
                   (Convention Center)                              5.750      01/01/2032    01/01/2011 1   10,350,200
----------------------------------------------------------------------------------------------------------------------
    1,525,000      Bexar, TX Metropolitan Water District            6.000      05/01/2015    05/01/2005 1    1,559,358
----------------------------------------------------------------------------------------------------------------------
       45,000      Brazos County, TX HFDC
                   (St. Joseph Hospital & Health Center)            6.000      01/01/2013    07/01/2005 1       45,508
----------------------------------------------------------------------------------------------------------------------
    4,400,000      Brazos River Authority, TX
                   (Centerpoint Energy)                             7.750      12/01/2018    12/01/2008 1    4,893,636
----------------------------------------------------------------------------------------------------------------------
   14,085,000      Brazos River Authority, TX
                   (TXU Energy Company)                             6.750      04/01/2038    04/01/2013 4   16,307,190
----------------------------------------------------------------------------------------------------------------------
       15,000      Brazos River Authority, TX
                   (TXU Energy Company)                             6.750      10/01/2038    10/01/2014 1       16,381
----------------------------------------------------------------------------------------------------------------------
    6,300,000      Brazos River Authority, TX
                   (TXU Energy Company)                             7.700      04/01/2033    04/01/2013 1    7,436,772
----------------------------------------------------------------------------------------------------------------------
      250,000      Brazos River, TX Harbor Navigation District
                   (Dow Chemical Company)                           6.625      05/15/2033    05/15/2012 1      274,715
----------------------------------------------------------------------------------------------------------------------
       25,000      College Station, TX Utility System               5.500      02/01/2014    02/01/2006 1       25,063
----------------------------------------------------------------------------------------------------------------------
      610,000      Dallas, TX Hsg. Corp.
                   (Estell Village Apartments)                      7.875      12/01/2009    06/01/2005 1      612,635
----------------------------------------------------------------------------------------------------------------------
   10,000,000      Dallas-Fort Worth, TX International              5.500      11/01/2035    11/01/2011 1   10,434,300
                   Airport 5
----------------------------------------------------------------------------------------------------------------------
    7,690,000      Dallas-Fort Worth, TX International Airport
                   (American Airlines)                              6.050      05/01/2029    11/01/2005 4    7,494,136
----------------------------------------------------------------------------------------------------------------------
   10,000,000      Dallas-Fort Worth, TX International Airport
                   DRIVERS 6                                        8.370 7    11/01/2021    11/01/2009 1   11,191,000
----------------------------------------------------------------------------------------------------------------------
    7,500,000      Dallas-Fort Worth, TX International Airport
                   DRIVERS 6                                        9.619 7    01/01/2035    01/01/2009 1    8,939,250
----------------------------------------------------------------------------------------------------------------------
    1,455,000      Dallas-Fort Worth, TX International Airport
                   Facility Improvement Corp. (Learjet)             6.150      01/01/2016    01/01/2008 1    1,463,075
----------------------------------------------------------------------------------------------------------------------
       15,000      Dilley, TX Special Project
                   (Department of Criminal Justice)                 7.000      04/01/2009    04/01/2005 1       15,329
----------------------------------------------------------------------------------------------------------------------
       35,000      First Colony, TX Municipal Utility
                   District No. 8                                   5.950      05/01/2014    05/01/2005 1       35,102
----------------------------------------------------------------------------------------------------------------------
       55,000      Garza County, TX Public Facility Corp.           7.500      10/01/2019    04/01/2008 1       59,232
----------------------------------------------------------------------------------------------------------------------
       30,000      Grand Prairie, TX Hsg. Finance Corporation
                   (Windsor Hsg. Foundation)                        6.875      02/01/2025    08/01/2005 1       30,710
----------------------------------------------------------------------------------------------------------------------
    8,605,000      Guadalupe, TX Blanco River Authority
                   (E.I. DuPont de Nemours & Company)               6.350      07/01/2022    07/01/2005 1    8,822,965
----------------------------------------------------------------------------------------------------------------------
       25,000      Gulf Coast, TX Waste Disposal Authority
                   (International Paper Company)                    6.100      08/01/2024    07/01/2005 1       26,560
----------------------------------------------------------------------------------------------------------------------
       40,000      Harlingen, TX Consolidated Independent
                   School District                                  5.650      08/15/2029    08/15/2009 1       42,986


                  46 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

    PRINCIPAL                                                                              EFFECTIVE          VALUE
       AMOUNT                                                     COUPON     MATURITY      MATURITY*     SEE NOTE 1
-------------------------------------------------------------------------------------------------------------------
TEXAS Continued
$     160,000       Harris County, TX Health Facilities Devel.
                    Authority (Memorial Hospital Systems)          5.500%   06/01/2024    06/01/2007 1  $   169,011
-------------------------------------------------------------------------------------------------------------------
       25,000       Harris County, TX Health Facilities Devel.
                    Authority (Texas Medical Center)               6.000    05/15/2026    05/15/2006 1       26,303
-------------------------------------------------------------------------------------------------------------------
       50,000       Harris County, TX Water Control
                    & Improvement District                         6.000    05/01/2013    05/01/2005 1       50,136
-------------------------------------------------------------------------------------------------------------------
       50,000       Harrison County, TX HFDC
                    (Marshall Regional Medical Center)             5.500    01/01/2018    01/01/2010 1       51,574
-------------------------------------------------------------------------------------------------------------------
    2,343,000       Heart of TX HFC (Waco Parkside Village)        7.400    09/20/2035    09/20/2011 1    2,542,998
-------------------------------------------------------------------------------------------------------------------
      215,000       Houston, TX Airport System, Series A           5.700    07/01/2030    07/01/2005 1      216,202
-------------------------------------------------------------------------------------------------------------------
       55,000       Lewisville, TX Hsg. Finance Corp.
                    (Lewisville Limited)                           5.600    12/01/2029    12/01/2007 1       55,451
-------------------------------------------------------------------------------------------------------------------
   11,670,000       Lower CO River Authority, TX Pollution
                    Control (Samsung Electronics Company)          6.375    04/01/2027    04/01/2007 1   12,514,441
-------------------------------------------------------------------------------------------------------------------
      250,000       Lubbock, TX HFC
                    (Las Colinas Quail Creek Apartments)           6.750    07/01/2012    07/01/2012 1      252,170
-------------------------------------------------------------------------------------------------------------------
    7,030,000       Lufkin, TX Health Facilities Devel. Corp
                    (Memorial Health System of East Texas)         6.875    02/15/2026    02/15/2006 1    7,368,846
-------------------------------------------------------------------------------------------------------------------
       85,000       Matagorda County, TX Navigation District
                    (Centerpoint Energy)                           8.000    05/01/2029    04/10/2008 1       93,781
-------------------------------------------------------------------------------------------------------------------
       10,000       Matagorda County, TX Navigation District
                    (Central Power & Light Company)                6.125    05/01/2030    05/01/2006 1       10,522
-------------------------------------------------------------------------------------------------------------------
      120,000       Matagorda County, TX Navigation
                    District No. 1 (Central Power & Light)         6.000    07/01/2028    07/01/2005 1      121,397
-------------------------------------------------------------------------------------------------------------------
      500,000       McLennan County, TX Junior College District    5.750    04/15/2015    04/15/2006 1      514,625
-------------------------------------------------------------------------------------------------------------------
    1,750,000       North Forest, TX Independent School
                    District GO                                    6.000    08/15/2025    02/15/2006 1    1,787,853
-------------------------------------------------------------------------------------------------------------------
       10,000       Royse City, TX Certificates of Obligation      6.500    08/01/2006    08/01/2005 1       10,026
-------------------------------------------------------------------------------------------------------------------
       70,000       Sabine, TX River Authority Pollution Control
                    (Southwestern Electric Power Company)          6.100    04/01/2018    04/01/2006 1       73,506
-------------------------------------------------------------------------------------------------------------------
       25,000       San Antonio, TX Water                          5.600    05/15/2021    05/15/2006 1       26,175
-------------------------------------------------------------------------------------------------------------------
      500,000       South Plains, TX Regional Hsg. Authority
                    (Section 8)                                    6.900    08/01/2009    08/01/2007 1      508,270
-------------------------------------------------------------------------------------------------------------------
       55,000       Trinity, TX River Authority (Red Oak Sewer)    7.600    02/01/2009    08/01/2005 1       55,233
-------------------------------------------------------------------------------------------------------------------
      310,000       TX Department of Hsg. &
                    Community Affairs (Single Family)              5.800    09/01/2029    09/01/2007 1      318,113
-------------------------------------------------------------------------------------------------------------------
       45,000       TX GO                                          5.750    08/01/2020    08/01/2005 1       45,364
-------------------------------------------------------------------------------------------------------------------
       35,000       TX GO                                          6.000    12/01/2030    12/01/2010 1       37,515
-------------------------------------------------------------------------------------------------------------------
       25,000       TX GO                                          6.250    12/01/2026    12/01/2010 1       25,715
-------------------------------------------------------------------------------------------------------------------
       10,000       TX Panhandle Elderly Apartments Corp.
                    (Pampa Partnership Ltd.)                       7.000    05/01/2010    06/18/2008 2        9,810
-------------------------------------------------------------------------------------------------------------------
    2,385,000       TX Panhandle HFA
                    (Amarillo Affordable Hsg.)                     6.625    03/01/2020    03/01/2012 1    2,515,770


                  47 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

    PRINCIPAL                                                                                 EFFECTIVE           VALUE
       AMOUNT                                                    COUPON       MATURITY        MATURITY*      SEE NOTE 1
-----------------------------------------------------------------------------------------------------------------------
TEXAS Continued
$   1,500,000        TX Panhandle HFA
                     (Amarillo Affordable Hsg.)                   6.750%     03/01/2031   03/01/2010 1     $  1,575,360
-----------------------------------------------------------------------------------------------------------------------
       25,000        TX State College Student Loans               6.000      08/01/2016   08/01/2005 1           25,034
-----------------------------------------------------------------------------------------------------------------------
      170,000        TX State College Student Loans               6.000      08/01/2019   08/01/2005 1          172,572
-----------------------------------------------------------------------------------------------------------------------
                     TX State Veterans Hsg. Assistance,
       45,000        Series B                                     6.100      06/01/2031   12/01/2009 1           47,867
-----------------------------------------------------------------------------------------------------------------------
                     TX State Veterans Hsg. Assistance,
       75,000        Series B-1                                   5.700      12/01/2014   12/01/2005 1           75,513
-----------------------------------------------------------------------------------------------------------------------
      170,000        TX Turnpike Authority
                     (President George Bush Turnpike)             5.250      01/01/2023   01/01/2006 1          176,067
-----------------------------------------------------------------------------------------------------------------------
    1,020,000        West Side Calhoun County, TX Naval
                     District
                     (Union Carbide Chemical & Plastics)          6.400      05/01/2023   05/01/2005 1        1,020,653
                                                                                                           ------------
                                                                                                            124,234,973
-----------------------------------------------------------------------------------------------------------------------
U.S. POSSESSIONS--0.3%
    1,925,000        Puerto Rico Municipal Finance Agency
                     RITES 6                                      8.611 7    08/01/2013   08/01/2009 1        2,333,716
-----------------------------------------------------------------------------------------------------------------------
      750,000        V.I. Public Finance Authority, Series A      6.375      10/01/2019   10/01/2010 1          847,358
                                                                                                           ------------
                                                                                                              3,181,074
-----------------------------------------------------------------------------------------------------------------------
UTAH--2.0%
   12,560,000        Emery County, UT Environmental
                     Improvement (Pacificorp)                     6.150      09/01/2030   09/01/2006 1       13,121,558
-----------------------------------------------------------------------------------------------------------------------
      205,000        Emery County, UT Pollution Control
                     (Pacificorp)                                 5.625      11/01/2023   05/01/2005 1          207,417
-----------------------------------------------------------------------------------------------------------------------
       35,000        Emery County, UT Pollution Control
                     (Pacificorp)                                 5.650      11/01/2023   11/01/2005 1           35,427
-----------------------------------------------------------------------------------------------------------------------
       50,000        Intermountain, UT Power Agency               5.700      07/01/2017   07/01/2006 1           52,582
-----------------------------------------------------------------------------------------------------------------------
    9,200,000        Tooele County, UT Hazardous Waste
                     Treatment (Union Pacific Corp.)              5.700      11/01/2026   04/28/2008 1        9,553,832
-----------------------------------------------------------------------------------------------------------------------
        5,000        UT HFA                                       5.950      01/01/2024   07/01/2007 1            5,099
-----------------------------------------------------------------------------------------------------------------------
        5,000        UT HFA                                       6.150      07/01/2025   01/01/2006 1            5,041
-----------------------------------------------------------------------------------------------------------------------
       60,000        UT HFA                                       6.450      07/01/2027   01/01/2008 1           61,247
-----------------------------------------------------------------------------------------------------------------------
       20,000        UT HFA (Colonial Pointe Apartments)          6.750      07/20/2036   01/20/2006 1           20,769
-----------------------------------------------------------------------------------------------------------------------
       30,000        UT State Building Ownership Authority,
                     Series A                                     5.750      08/15/2011   08/15/2005 1           30,337
-----------------------------------------------------------------------------------------------------------------------
       20,000        UT University Campus Facilities System,
                     Series A                                     6.750      10/01/2014   04/01/2005 1           20,677
-----------------------------------------------------------------------------------------------------------------------
      150,000        Weber, UT Municipal Building Authority       5.750      12/15/2019   12/15/2005 1          154,103
-----------------------------------------------------------------------------------------------------------------------
                     West Valley, UT Industrial Devel.
       10,000        (Albertson's)                                6.350      10/01/2008   10/01/2005 1           10,228
-----------------------------------------------------------------------------------------------------------------------
      100,000        West Valley, UT Industrial Devel.            6.400      10/01/2009   10/01/2005 1          102,216
                     (Albertson's)                                                                         ------------
                                                                                                             23,380,533
-----------------------------------------------------------------------------------------------------------------------
    VERMONT--0.1%
       40,000        VT E&HBFA (Lyndon Institute)                 6.000      12/01/2006   07/25/2005 2           40,747
-----------------------------------------------------------------------------------------------------------------------
       50,000        VT E&HBFA (Lyndon Institute)                 6.600      12/01/2014   12/01/2006 1           52,292
-----------------------------------------------------------------------------------------------------------------------
       35,000        VT HFA (Multifamily Hsg.), Series A          5.750      02/15/2029   02/15/2009 1           35,757
-----------------------------------------------------------------------------------------------------------------------
       95,000        VT HFA (Single Family), Series 11A           5.900      05/01/2019   07/15/2006 3           95,262



                  48 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

    PRINCIPAL                                                                              EFFECTIVE          VALUE
       AMOUNT                                                     COUPON      MATURITY     MATURITY*      SEE NOTE 1
--------------------------------------------------------------------------------------------------------------------
VERMONT Continued
$     340,000       VT HFA (Single Family), Series 7A              6.250%    11/01/2022   11/01/2005 1   $   352,454
--------------------------------------------------------------------------------------------------------------------
       15,000       VT HFA (Single Family), Series 9               5.900     05/01/2029   06/01/2009 1        15,423
                                                                                                         -----------
                                                                                                             591,935
--------------------------------------------------------------------------------------------------------------------
VIRGINIA--2.9%
       25,000       Alexandria, VA IDA (Alexandria Hospital)       5.500     07/01/2014   07/01/2005 1        25,099
--------------------------------------------------------------------------------------------------------------------
       40,000       Alexandria, VA IDA
                    (Potomac Electric Power Company)               5.375     02/15/2024   02/15/2006 1        40,476
--------------------------------------------------------------------------------------------------------------------
    2,985,000       Fairfax County, VA Redevel. & Hsg. Authority
                    (Burke Shire Commons)                          7.600     10/01/2036   10/01/2006 1     3,282,724
--------------------------------------------------------------------------------------------------------------------
       25,000       Harrisonburg, VA IDA
                    (Rockingham Memorial Hospital)                 5.250     12/01/2022   06/01/2005 1        25,044
--------------------------------------------------------------------------------------------------------------------
       25,000       Harrisonburg, VA IDA
                    (Rockingham Memorial Hospital)                 5.750     12/01/2013   12/01/2005 1        25,065
--------------------------------------------------------------------------------------------------------------------
    1,405,000       Isle Wight County, VA IDA Solid Waste
                    (Union Camp Corp.)                             6.550     04/01/2024   04/01/2006 1     1,423,658
--------------------------------------------------------------------------------------------------------------------
       25,000       Loudoun County, VA IDA
                    (George Washington University)                 6.250     05/15/2022   05/15/2005 1        25,041
--------------------------------------------------------------------------------------------------------------------
       10,000       Manassas, VA GO, Series B                      6.000     05/01/2014   05/01/2005 1        10,226
--------------------------------------------------------------------------------------------------------------------
       25,000       Norfolk, VA Water                              5.900     11/01/2025   11/01/2005 1        25,909
--------------------------------------------------------------------------------------------------------------------
    1,300,000       Pittsylvania County, VA IDA
                    (Multitrade of Pittsylvania)                   7.450     01/01/2009   07/01/2005 1     1,332,474
--------------------------------------------------------------------------------------------------------------------
    6,750,000       Pittsylvania County, VA IDA
                    (Multitrade of Pittsylvania)                   7.550     01/01/2019   07/01/2005 1     6,918,750
--------------------------------------------------------------------------------------------------------------------
      235,000       Pocahontas Parkway Association, VA
                    (Route 895 Connector Toll Road)                0.000 9   08/15/2018   08/15/2010 1       112,386
--------------------------------------------------------------------------------------------------------------------
      910,000       Pocahontas Parkway Association, VA
                    (Route 895 Connector Toll Road)                0.000 9   08/15/2020   08/15/2010 1       385,285
--------------------------------------------------------------------------------------------------------------------
       35,000       Pocahontas Parkway Association, VA
                    (Route 895 Connector Toll Road)                0.000 9   08/15/2024   08/15/2010 1        11,727
--------------------------------------------------------------------------------------------------------------------
    9,950,000       Pocahontas Parkway Association, VA
                    (Route 895 Connector Toll Road)                5.000     08/15/2010   08/15/2010      10,116,165
--------------------------------------------------------------------------------------------------------------------
    7,400,000       Pocahontas Parkway Association, VA
                    (Route 895 Connector Toll Road)                5.000     08/15/2011   08/15/2010 1     7,473,112
--------------------------------------------------------------------------------------------------------------------
    3,100,000       Pocahontas Parkway Association, VA
                    (Route 895 Connector Toll Road)                5.250     08/15/2008   08/15/2008       3,187,947
--------------------------------------------------------------------------------------------------------------------
      100,000       Richmond, VA IDA (Virginia Commonwealth
                    University Real Estate Foundation)             5.550     01/01/2031   01/01/2013 1       105,387
--------------------------------------------------------------------------------------------------------------------
       20,000       Richmond, VA Redevel. & Hsg. Authority
                    (Tobacco Row)                                  7.400     11/20/2031   11/20/2005 1        20,027
--------------------------------------------------------------------------------------------------------------------
       40,000       Southampton County, VA IDA Medical
                    Facilities Mtg.                                5.625     01/15/2022   07/15/2009 1        42,486
--------------------------------------------------------------------------------------------------------------------
       25,000       Virginia Beach, VA COP                         5.500     09/01/2010   09/01/2005 1        25,305
                                                                                                         -----------
                                                                                                          34,614,293


                  49 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

    PRINCIPAL                                                                                 EFFECTIVE            VALUE
       AMOUNT                                                       COUPON     MATURITY       MATURITY*       SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------
WASHINGTON--1.9%
$   3,485,000     Grant County, WA Public Utility District
                  No. 2 (Priest Rapids Hydro Electricity)           5.900%    01/01/2021    01/01/2006 1    $  3,623,494
------------------------------------------------------------------------------------------------------------------------
       15,000     King County, WA Hsg. Authority, Series A          6.800     03/01/2026    09/01/2005 1          15,314
------------------------------------------------------------------------------------------------------------------------
      105,000     Pend Oreille County, WA Public Utility
                  District No. 1, Series A                          6.375     01/01/2015    01/01/2006 1         108,288
------------------------------------------------------------------------------------------------------------------------
       20,000     Pierce County, WA Economic Devel. Corp.
                  (Occidental Petroleum Corp.)                      5.800     09/01/2029    09/01/2005 1          20,024
------------------------------------------------------------------------------------------------------------------------
       75,000     Pierce County, WA Hsg. Authority                  5.800     12/01/2023    12/01/2008 1          76,956
------------------------------------------------------------------------------------------------------------------------
       20,000     Port of Seattle, WA, Series B                     5.750     09/01/2017    09/01/2006 1          20,859
------------------------------------------------------------------------------------------------------------------------
       25,000     South Columbia, WA Basin Irrigation District      6.200     06/01/2005    06/01/2005 1          25,080
------------------------------------------------------------------------------------------------------------------------
    1,500,000     Vancouver, WA Downtown Redevel. Authority
                  (Conference Center)                               6.000     01/01/2028    01/01/2014 1       1,599,645
------------------------------------------------------------------------------------------------------------------------
    2,175,000     WA Economic Devel. Finance Authority
                  (Lindal Cedar Homes)                              5.800     11/01/2017    05/01/2005 1       2,275,072
------------------------------------------------------------------------------------------------------------------------
      100,000     WA Health Care Facilities Authority
                  (Harrison Memorial Hospital)                      5.300     08/15/2014    08/15/2005 1         101,219
------------------------------------------------------------------------------------------------------------------------
       40,000     WA HFC (Virginia Mason Research Center)           5.700     01/01/2024    01/01/2010 1          41,684
------------------------------------------------------------------------------------------------------------------------
      695,000     WA Hsg. Finance Commission
                  (Antioch University)                              6.350     01/01/2027    01/01/2006 1         723,481
------------------------------------------------------------------------------------------------------------------------
       25,000     WA Hsg. Finance Commission
                  (Clare House Apartments)                          5.750     07/01/2030    07/01/2008 1          25,289
------------------------------------------------------------------------------------------------------------------------
   10,970,000     WA Tobacco Settlement Authority (TASC)            6.500     06/01/2026    06/01/2013 1      11,430,192
------------------------------------------------------------------------------------------------------------------------
    2,635,000     WA Tobacco Settlement Authority (TASC) 5          6.625     06/01/2032    06/01/2013 1       2,726,935
                                                                                                            ------------
                                                                                                              22,813,532
------------------------------------------------------------------------------------------------------------------------
WEST VIRGINIA--0.4%
    1,080,000     Braxton County, WV Solid Waste Disposal
                  (Weyerhaeuser Company)                            6.125     04/01/2026    10/23/2006 1       1,135,836
------------------------------------------------------------------------------------------------------------------------
    1,000,000     Braxton County, WV Solid Waste Disposal
                  (Weyerhaeuser Company)                            6.500     04/01/2025    04/01/2005 1       1,022,940
------------------------------------------------------------------------------------------------------------------------
       50,000     Jefferson County, WV Residential Mtg.,
                  Series A                                          7.750     01/01/2007    07/01/2005 1          50,017
------------------------------------------------------------------------------------------------------------------------
    1,025,000     Kanawha County, WV Industrial Devel.
                  (Union Carbide Chemical &
                  Plastics Company)                                 8.000     08/01/2020    08/01/2005 1       1,026,322
------------------------------------------------------------------------------------------------------------------------
    1,025,000     Marshall County, WV Pollution Control
                  (Ohio Power Company)                              5.900     04/01/2022    04/01/2005 1       1,045,213
------------------------------------------------------------------------------------------------------------------------
      260,000     Monongalia County, WV Pollution Control
                  (West Penn Power Company)                         5.950     04/01/2013    04/01/2005 1         266,380
------------------------------------------------------------------------------------------------------------------------
       25,000     South Charleston, WV Industrial Devel.
                  (Union Carbide Chemical &
                  Plastics Company)                                 8.000     08/01/2020    08/01/2005 1          25,032
------------------------------------------------------------------------------------------------------------------------
       95,000     WV Hsg. Development, Series B                     5.350     11/01/2032    05/01/2010 1          95,722
                                                                                                            ------------
                                                                                                               4,667,462


                  50 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

    PRINCIPAL                                                                           EFFECTIVE           VALUE
       AMOUNT                                                   COUPON     MATURITY     MATURITY*      SEE NOTE 1
-----------------------------------------------------------------------------------------------------------------
WISCONSIN--5.7%
$      35,000       Ashwaubenon, WI Industrial Devel.
                    (Shopko Stores)                              6.400%   05/01/2008   05/01/2005 1  $     35,022
-----------------------------------------------------------------------------------------------------------------
      575,000       Badger, WI Tobacco Asset Securitization
                    Corp.                                        6.000    06/01/2017   06/01/2012 1       581,578
-----------------------------------------------------------------------------------------------------------------
   29,430,000       Badger, WI Tobacco Asset Securitization
                    Corp.                                        6.125    06/01/2027   01/23/2010 3    29,904,117
-----------------------------------------------------------------------------------------------------------------
   19,560,000       Badger, WI Tobacco Asset Securitization
                    Corp.                                        6.375    06/01/2032   06/01/2012 1    19,906,212
-----------------------------------------------------------------------------------------------------------------
      165,000       Badger, WI Tobacco Asset Securitization
                    Corp.                                        7.000    06/01/2028   06/01/2012 1       174,822
-----------------------------------------------------------------------------------------------------------------
       85,000       Janesville, WI Industrial Devel.
                    (Paramount Communications)                   7.000    10/15/2017   04/15/2005 1        86,925
-----------------------------------------------------------------------------------------------------------------
       25,000       Superior, WI Water Supply Facilities
                    (Superior Water, Light & Power Company)      6.125    11/01/2021   11/01/2006 1        25,250
-----------------------------------------------------------------------------------------------------------------
    1,030,000       WI GO                                        5.300    05/01/2023   05/01/2008 1     1,032,359
-----------------------------------------------------------------------------------------------------------------
    2,695,000       WI GO                                        5.750    11/01/2014   11/01/2005 1     2,743,780
-----------------------------------------------------------------------------------------------------------------
      105,000       WI GO                                        6.000    05/01/2027   11/01/2006 1       107,385
-----------------------------------------------------------------------------------------------------------------
       55,000       WI H&EFA (AHC/SLMC/HMH/AMCS
                    Obligated Group)                             5.875    08/15/2026   08/15/2006 1        58,083
-----------------------------------------------------------------------------------------------------------------
    1,000,000       WI H&EFA (Hess Memorial
                    Hospital Association)                        7.875    11/01/2022   11/01/2005 1     1,043,070
-----------------------------------------------------------------------------------------------------------------
      110,000       WI H&EFA (Meriter Hospital)                  6.000    12/01/2017   12/01/2006 1       114,758
-----------------------------------------------------------------------------------------------------------------
    1,310,000       WI H&EFA (National Regency of New Berlin)    7.750    08/15/2015   02/15/2006 1     1,379,600
-----------------------------------------------------------------------------------------------------------------
       25,000       WI Hsg. & Economic Devel. Authority          5.800    11/01/2013   06/01/2005 1        25,250
-----------------------------------------------------------------------------------------------------------------
    4,145,000       WI Hsg. & Economic Devel. Authority          6.000    09/01/2015   03/01/2008 1     4,239,299
-----------------------------------------------------------------------------------------------------------------
    3,900,000       WI Hsg. & Economic Devel. Authority          6.100    09/01/2014   03/01/2006 1     3,946,020
-----------------------------------------------------------------------------------------------------------------
    1,185,000       WI Hsg. & Economic Devel. Authority          6.350    03/01/2016   09/01/2007 1     1,193,757
-----------------------------------------------------------------------------------------------------------------
      620,000       WI Hsg. & Economic Devel. Authority,
                    Series A                                     5.650    11/01/2023   04/01/2005 1       621,141
-----------------------------------------------------------------------------------------------------------------
       25,000       WI Hsg. & Economic Devel. Authority,
                    Series A                                     5.800    11/01/2013   06/01/2005 1        25,241
-----------------------------------------------------------------------------------------------------------------
       35,000       WI Hsg. & Economic Devel. Authority,
                    Series A                                     6.500    11/01/2026   07/01/2007 1        35,576
-----------------------------------------------------------------------------------------------------------------
       35,000       WI Hsg. & Economic Devel. Authority,
                    Series A                                     6.850    11/01/2012   07/01/2005 1        35,055
-----------------------------------------------------------------------------------------------------------------
       15,000       WI Hsg. & Economic Devel. Authority,
                    Series C                                     5.875    11/01/2019   12/01/2005 1        15,142
                                                                                                     ------------
                                                                                                       67,329,442
-----------------------------------------------------------------------------------------------------------------
WYOMING--1.3%
       20,000       Lincoln County, WY Pollution Control
                    (PacifiCorp)                                 5.625    11/01/2021   11/01/2005 1        20,236
-----------------------------------------------------------------------------------------------------------------
   15,045,000       Sweetwater County, WY Pollution Control
                    (Idaho Power Company)                        6.050    07/15/2026   07/15/2006 1    15,719,259
                                                                                                     ------------
                                                                                                       15,739,495


                  51 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                                         VALUE
                                                                    SEE NOTE 1
------------------------------------------------------------------------------
TOTAL INVESTMENTS, AT VALUE (COST $1,230,364,419)--109.1%       $1,282,042,937
------------------------------------------------------------------------------
LIABILITIES IN EXCESS OF OTHER ASSETS--(9.1)                      (106,772,215)
                                                                --------------
NET ASSETS--100.0%                                              $1,175,270,722
                                                                ==============

FOOTNOTES TO STATEMENT OF INVESTMENTS

* Call Date, Put Date or Average Life of Sinking Fund, if applicable, as detailed.

1. Optional call date; corresponds to the most conservative yield calculation.

2. Average life due to mandatory, or expected, sinking fund principal payments prior to maturity.

3. Average life due to mandatory, or expected, sinking fund principal payments prior to the applicable optional call date.

4. Date of mandatory put.

5. When-issued security or forward commitment to be delivered and settled after March 31, 2005. See Note 1 of Notes to Financial Statements.

6. Illiquid security. The aggregate value of illiquid securities as of March 31, 2005 was $67,892,214, which represents 5.78% of the Fund's net assets. See Note 5 of Notes to Financial Statements.

7. Represents the current interest rate for a variable rate bond known as an "inverse floater." See Note 1 of Notes to Financial Statements.

8. Represents the current interest rate for a variable or increasing rate security.

9. Represents a zero coupon bond.

To simplify the listings of securities, abbreviations are used per the table below:

ADA            Atlanta Development Authority
AHC            Aurora Health Center
AHS            Adventist Health System
AMCS           Aurora Medical Center of Sheboygan County
CAU            Clark Atlanta University
CCC            Continuing Care Center
CDA            Communities Development Authority
COP            Certificates of Participation
DRIVERS        Derivative Inverse Tax Exempt Receipts
E&HBFA         Educational Health Buildings Financing Agency
EDFA           Economic Development Finance Authority
EF&CD          Environmental Facilities and Community Development
FH             Florida Hospital
FHA            Federal Housing Agency
FNMA           Federal National Mortgage Association
GO             General Obligation
GNMA           Government National Mortgage Association
H&EFA          Health and Educational Facilities Authority
H&HEFA         Hospitals and Higher Education Facilities Authority
HDA            Hospital Development Authority
HDC            Housing Development Corp.
HE&H           Higher Educational and Health
HFA            Housing Finance Agency/Authority
HFC            Housing Finance Corp.
HFDC           Health Facilities Development Corp.
HMH            Hartford Memorial Hospital
IDA            Industrial Development Agency
IFPCFA         Industrial Facilities and Pollution Control
               Financing Authority
INFLOS         Inverse Floating Rate Securities
IRS            Inverse Rate Security
JCH            Jellico Community Hospital
MAH            Metroplex Adventist Hospital
MH             Memorial Hospital
PA/NJ          Pennsylvania/New Jersey
PARS           Periodic Auction Reset Securities
RITES          Residual Interest Tax Exempt Security
RWJ            Robert Wood Johnson
SLMC           St. Luke's Medical Center
TASC           Tobacco Settlement Asset-Backed Bonds
V.I.           United States Virgin Islands


                  52 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

--------------------------------------------------------------------------------
SUMMARY OF RATINGS  March 31, 2005
--------------------------------------------------------------------------------

DISTRIBUTION OF INVESTMENTS BY RATING CATEGORY, AS A PERCENTAGE OF TOTAL INVESTMENTS AT VALUE, IS AS FOLLOWS:

RATINGS                                                                 PERCENT
--------------------------------------------------------------------------------
AAA                                                                        17.9%
AA                                                                          4.3
A                                                                           9.0
BBB                                                                        65.2
BB                                                                          0.5
B                                                                           1.5
CCC                                                                         0.6
Not Rated                                                                   1.0
                                                                          ------
Total                                                                     100.0%
                                                                          ======

Bonds rated by any nationally recognized statistical rating organization are included in the equivalent Standard & Poor's rating category. As a general matter, unrated bonds may be backed by mortgage liens or equipment liens on the underlying property, and also may be guaranteed. Bonds which are backed by a letter of credit or by other financial institutions or agencies may be assigned an investment-grade rating by the Manager, which reflects the quality of the guarantor, institution or agency. Unrated bonds may also be assigned a rating when the issuer has rated bonds outstanding with comparable credit characteristics, or when, in the opinion of the Manager, the bond itself possesses credit characteristics which allow for rating. The unrated bonds in the portfolio are predominantly smaller issuers which have not applied for a bond rating. Only those unrated bonds which subsequent to purchase have not been designated investment grade by the Manager are included in the "Not Rated" category.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                  53 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

STATEMENT OF ASSETS AND LIABILITIES  Unaudited
--------------------------------------------------------------------------------

March 31, 2005
-----------------------------------------------------------------------------------------------------------
ASSETS
-----------------------------------------------------------------------------------------------------------
Investments, at value (cost $1,230,364,419)--see accompanying statement of investments     $ 1,282,042,937
-----------------------------------------------------------------------------------------------------------
Cash                                                                                               516,383
-----------------------------------------------------------------------------------------------------------
Receivables and other assets:
Interest                                                                                        24,318,879
Shares of beneficial interest sold                                                               9,598,839
Investments sold                                                                                 9,240,615
Other                                                                                               72,396
                                                                                           ----------------
Total assets                                                                                 1,325,790,049

-----------------------------------------------------------------------------------------------------------
LIABILITIES
-----------------------------------------------------------------------------------------------------------
Payables and other liabilities:
Payable to conduit lender (See Note 6)                                                          73,100,000
Investments purchased (including $21,340,685 purchased on a when-issued basis
or forward commitment)                                                                          72,046,566
Shares of beneficial interest redeemed                                                           3,394,815
Dividends                                                                                        1,042,315
Distribution and service plan fees                                                                 663,762
Interest expense                                                                                    75,780
Transfer and shareholder servicing agent fees                                                       50,585
Shareholder communications                                                                          30,991
Trustees' compensation                                                                              13,426
Other                                                                                              101,087
                                                                                           ----------------
Total liabilities                                                                              150,519,327

-----------------------------------------------------------------------------------------------------------
NET ASSETS                                                                                 $ 1,175,270,722
                                                                                           ================

-----------------------------------------------------------------------------------------------------------
COMPOSITION OF NET ASSETS
-----------------------------------------------------------------------------------------------------------
Par value of shares of beneficial interest                                                 $        75,688
-----------------------------------------------------------------------------------------------------------
Additional paid-in capital                                                                   1,133,320,251
-----------------------------------------------------------------------------------------------------------
Accumulated net investment loss                                                                   (450,446)
-----------------------------------------------------------------------------------------------------------
Accumulated net realized loss on investments                                                    (9,353,289)
-----------------------------------------------------------------------------------------------------------
Net unrealized appreciation on investments                                                      51,678,518
-----------------------------------------------------------------------------------------------------------
NET ASSETS                                                                                 $ 1,175,270,722
                                                                                           ================


                  54 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

----------------------------------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE
----------------------------------------------------------------------------------------------------------
Class A Shares:
Net asset value and redemption price per share (based on net assets of $672,281,322 and
43,251,452 shares of beneficial interest outstanding)                                              $15.54
Maximum offering price per share (net asset value plus sales charge of 3.50% of offering price)    $16.10
---------------------------------------------------------------------------------------------------------
Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge)
and offering price per share (based on net assets of $102,059,301 and 6,570,197 shares
of beneficial interest outstanding)                                                                $15.53
---------------------------------------------------------------------------------------------------------
Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge)
and offering price per share (based on net assets of $400,930,099 and 25,866,470 shares
of beneficial interest outstanding)                                                                $15.50

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                  55 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

STATEMENT OF OPERATIONS  Unaudited
--------------------------------------------------------------------------------

For the Six Months Ended March 31, 2005
--------------------------------------------------------------------------------
INVESTMENT INCOME
--------------------------------------------------------------------------------
Interest                                                           $ 27,784,455

--------------------------------------------------------------------------------
EXPENSES
--------------------------------------------------------------------------------
Management fees                                                       2,151,292
--------------------------------------------------------------------------------
Distribution and service plan fees:
Class A                                                                 698,382
Class B                                                                 491,950
Class C                                                               1,744,782
--------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees:
Class A                                                                 171,297
Class B                                                                  32,354
Class C                                                                  80,060
--------------------------------------------------------------------------------
Shareholder communications:
Class A                                                                  23,235
Class B                                                                   4,862
Class C                                                                  10,047
--------------------------------------------------------------------------------
Interest expense                                                        403,179
--------------------------------------------------------------------------------
Custodian fees and expenses                                              28,709
--------------------------------------------------------------------------------
Trustees' compensation                                                   11,567
--------------------------------------------------------------------------------
Accounting service fees                                                   6,000
--------------------------------------------------------------------------------
Other                                                                   151,653
                                                                    ------------
Total expenses                                                        6,009,369
Less reduction to custodian expenses                                     (5,098)
                                                                    ------------
Net expenses                                                          6,004,271

--------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                21,780,184

--------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN
--------------------------------------------------------------------------------
Net realized gain on investments                                      1,124,470
--------------------------------------------------------------------------------
Net change in unrealized appreciation on investments                 22,319,542

--------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS               $ 45,224,196
                                                                   =============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                  56 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                     SIX MONTHS               YEAR
                                                                                          ENDED              ENDED
                                                                                 MARCH 31, 2005      SEPTEMBER 30,
                                                                                    (UNAUDITED)               2004
-------------------------------------------------------------------------------------------------------------------
OPERATIONS
-------------------------------------------------------------------------------------------------------------------
Net investment income                                                           $    21,780,184      $  32,152,587
-------------------------------------------------------------------------------------------------------------------
Net realized gain                                                                     1,124,470            878,728
-------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation                                                22,319,542         19,096,316
                                                                                -----------------------------------
Net increase in net assets resulting from operations                                 45,224,196         52,127,631

-------------------------------------------------------------------------------------------------------------------
DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS
-------------------------------------------------------------------------------------------------------------------
Dividends from net investment income:
Class A                                                                             (13,300,967)       (18,785,887)
Class B                                                                              (1,929,850)        (3,648,251)
Class C                                                                              (6,890,492)       (10,544,966)

-------------------------------------------------------------------------------------------------------------------
BENEFICIAL INTEREST TRANSACTIONS
-------------------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from beneficial interest transactions:
Class A                                                                             167,432,043        221,271,819
Class B                                                                               4,479,328         21,953,938
Class C                                                                              86,220,404        136,270,059

-------------------------------------------------------------------------------------------------------------------
NET ASSETS
-------------------------------------------------------------------------------------------------------------------
Total increase                                                                      281,234,662        398,644,343
-------------------------------------------------------------------------------------------------------------------
Beginning of period                                                                 894,036,060        495,391,717
                                                                                -----------------------------------
End of period (including accumulated net investment loss of
$450,446 and $109,321, respectively)                                            $ 1,175,270,722      $ 894,036,060
                                                                                ===================================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS


                  57 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                   SIX MONTHS                                                               YEAR
                                                        ENDED                                                              ENDED
                                               MARCH 31, 2005                                                          SEPT. 30,
CLASS A                                           (UNAUDITED)      2004           2003         2002            2001         2000
------------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period              $  15.18     $  14.70       $  14.86     $  14.71        $  14.28     $  14.76
------------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                  .35 1        .73            .79          .73             .73          .72
Net realized and unrealized gain (loss)                .37          .51           (.16)         .14             .42         (.39)
                                                  ----------------------------------------------------------------------------------

Total from investment operations                       .72         1.24            .63          .87            1.15          .33
------------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                  (.36)        (.76)          (.79)        (.72)           (.72)        (.72)
Distributions from net realized gain                    --           --             --           --              --         (.09)
                                                  ----------------------------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                       (.36)        (.76)          (.79)        (.72)           (.72)        (.81)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                    $  15.54     $  15.18       $  14.70     $  14.86        $  14.71     $  14.28
                                                  ==================================================================================

------------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                    4.78%        8.62%          4.19%        6.17%           8.22%        2.48%
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)          $672,282     $491,985       $260,413     $112,312        $100,734     $ 99,032
------------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                 $572,422     $371,845       $184,574     $100,220        $ 97,558     $106,818
------------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                                 4.60%        4.94%          5.36%        5.02%           5.02%        5.13%
Total expenses                                        0.85%        0.96%          1.00%        0.92%           0.94%        0.94%
Expenses after payments and waivers and
reduction to custodian expenses                        N/A 4        N/A 4,5        N/A 4       0.89% 6          N/A 4        N/A 4
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                 11%          33%            78%         100%             32%          74%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

3. Annualized for periods of less than one full year.

4. Reduction to custodian expenses less than 0.01%.

5. Voluntary waiver of transfer agent fees less than 0.01%.

6. Excludes interest expense.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                  58 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

                                                  SIX MONTHS                                                                YEAR
                                                       ENDED                                                               ENDED
                                              MARCH 31, 2005                                                           SEPT. 30,
CLASS B                                          (UNAUDITED)        2004          2003          2002          2001          2000
-----------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period               $  15.17     $  14.69      $  14.85      $  14.70      $  14.28      $  14.76
-----------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                   .30 1        .63           .69           .62           .62           .62
Net realized and unrealized gain (loss)                 .36          .50          (.18)          .15           .41          (.39)
                                                   --------------------------------------------------------------------------------
Total from investment operations                        .66         1.13           .51           .77          1.03           .23
-----------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions
to shareholders:
Dividends from net investment income                   (.30)        (.65)         (.67)         (.62)         (.61)         (.62)
Distributions from net realized gain                     --           --            --            --            --          (.09)
                                                   --------------------------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                        (.30)        (.65)         (.67)         (.62)         (.61)         (.71)
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                     $  15.53     $  15.17      $  14.69      $  14.85      $  14.70      $  14.28
                                                   ================================================================================

-----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                     4.39%        7.81%         3.40%         5.38%         7.34%         1.71%
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)           $102,059     $ 95,267      $ 70,742      $ 24,086      $ 19,519      $ 17,972
-----------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                  $ 98,850     $ 84,577      $ 47,571      $ 20,967      $ 18,479      $ 18,498
-----------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                                  3.86%        4.21%         4.60%         4.27%         4.25%         4.36%
Total expenses                                         1.62%        1.72%         1.77%         1.68%         1.70%         1.70%
Expenses after payments and waivers and
reduction to custodian expenses                         N/A 4        N/A 4,5       N/A 4        1.65% 6        N/A 4         N/A 4
-----------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                  11%          33%           78%          100%           32%           74%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

3. Annualized for periods of less than one full year.

4. Reduction to custodian expenses less than 0.01%.

5. Voluntary waiver of transfer agent fees less than 0.01%.

6. Excludes interest expense.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                  59 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

                                                 SIX MONTHS                                                                YEAR
                                                      ENDED                                                               ENDED
                                             MARCH 31, 2005                                                           SEPT. 30,
CLASS C                                         (UNAUDITED)          2004          2003        2002          2001          2000
----------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period               $  15.14      $  14.66      $  14.82    $  14.68      $  14.25      $  14.73
----------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                   .30 1         .63           .69         .62           .62           .62
Net realized and unrealized gain (loss)                 .36           .50          (.18)        .14           .42          (.39)
                                                   -------------------------------------------------------------------------------
Total from investment operations                        .66          1.13           .51         .76          1.04           .23
----------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions
to shareholders:
Dividends from net investment income                   (.30)         (.65)         (.67)       (.62)         (.61)         (.62)
Distributions from net realized gain                     --            --            --          --            --          (.09)
                                                   -------------------------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                        (.30)         (.65)         (.67)       (.62)         (.61)         (.71)
----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                     $  15.50      $  15.14      $  14.66    $  14.82      $  14.68      $  14.25
                                                   ===============================================================================

----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                     4.41%         7.85%         3.42%       5.32%         7.43%         1.71%
----------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)           $400,930      $306,784      $164,236    $ 25,349      $ 19,604      $ 17,282
----------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                  $350,890      $243,380      $ 93,199    $ 21,058      $ 17,692      $ 18,906
----------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                                  3.86%         4.20%         4.62%       4.27%         4.25%         4.37%
Total expenses                                         1.59%         1.69%         1.75%       1.68%         1.70%         1.70%
Expenses after payments and waivers and
reduction to custodian expenses                         N/A 4         N/A 4,5       N/A 4      1.65% 6        N/A 4         N/A 4
----------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                  11%           33%           78%        100%           32%           74%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

3. Annualized for periods of less than one full year.

4. Reduction to custodian expenses less than 0.01%.

5. Voluntary waiver of transfer agent fees less than 0.01%.

6. Excludes interest expense.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                  60 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES

Oppenheimer Limited Term Municipal Fund (the Fund) is a separate series of Oppenheimer Municipal Fund, an open-end management investment company registered under the Investment Company Act of 1940, as amended. The Fund's investment objective is to seek a high level of current income exempt from federal income tax. The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager).

      The Fund offers Class A, Class B and Class C shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B and Class C shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (CDSC). All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class. Class A, B and C have separate distribution and/or service plans. Class B shares will automatically convert to Class A shares six years after the date of purchase.

      The following is a summary of significant accounting policies consistently followed by the Fund.

--------------------------------------------------------------------------------
SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of The New York Stock Exchange (the Exchange), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities listed or traded on National Stock Exchanges or other domestic or foreign exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing bid and asked prices, and if not, at the closing bid price. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

--------------------------------------------------------------------------------
SECURITIES ON A WHEN-ISSUED BASIS OR FORWARD COMMITMENT. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis or forward


                  61 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

commitment can take place up to ten days or more after the trade date. Normally the settlement date occurs within six months after the trade date; however, the Fund may, from time to time, purchase securities whose settlement date extends six months or more beyond trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The Fund maintains internally designated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a when issued basis or forward commitment may increase the volatility of the Fund's net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase. As of March 31, 2005, the Fund had purchased $21,340,685 of securities issued on a when-issued basis or forward commitment.

--------------------------------------------------------------------------------
INVERSE FLOATING RATE SECURITIES. The Fund invests in inverse floating rate securities that pay interest at a rate that varies inversely with short-term interest rates. Certain of these securities may be leveraged, whereby the interest rate varies inversely at a multiple of the change in short-term rates. As interest rates rise, inverse floaters produce less current income. The price of such securities is more volatile than comparable fixed rate securities. The Fund will invest no more than 20% of its total assets in inverse floaters. Inverse floaters amount to $71,355,628 as of March 31, 2005. Including the effect of leverage, inverse floaters represent 5.52% of the Fund's total assets as of March 31, 2005.

--------------------------------------------------------------------------------
ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

--------------------------------------------------------------------------------
FEDERAL TAXES. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders, therefore, no federal income or excise tax provision is required.

      Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.

      As of March 31, 2005, the Fund had available for federal income tax purposes an estimated capital loss carryforward of $9,195,091 expiring by 2013. This estimated capital loss


                  62 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND carryforward represents carryforward as of the end of the last fiscal year, increased for losses deferred under tax accounting rules to the current fiscal year and is increased or decreased by capital losses or gains realized in the first six months of the current fiscal year. As of March 31, 2005, it is estimated that the Fund will utilize $1,124,470 of capital loss carryforward to offset realized capital gains. During the year ended September 30, 2004, the Fund did not utilize any capital loss carryforward to offset capital gains realized in that fiscal year.

As of September 30, 2004, the Fund had available for federal income tax purposes post-October losses of $1,096,559 and unused capital loss carryforwards as follows:

                          EXPIRING
                          --------------------------
                          2009            $5,171,129
                          2012             4,051,873
                                          ----------
                          Total           $9,223,002
                                          ==========

--------------------------------------------------------------------------------
TRUSTEES' COMPENSATION. The Board of Trustees has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Trustee. The Fund purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of "Other" within the asset section of the Statement of Assets and Liabilities. Deferral of trustees' fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund's assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the Plan.

--------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. Income distributions, if any, are declared daily and paid monthly. Capital gain distributions, if any, are declared and paid annually.

--------------------------------------------------------------------------------
INVESTMENT INCOME. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

--------------------------------------------------------------------------------
CUSTODIAN FEES. Custodian Fees and Expenses in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Fund pays interest to its custodian on such cash overdrafts at a rate equal to the Federal Funds Rate plus 0.50%. The Reduction to Custodian Expenses line item, if applicable, represents earnings on cash balances


                  63 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

maintained by the Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.

--------------------------------------------------------------------------------
SECURITY TRANSACTIONS. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

--------------------------------------------------------------------------------
OTHER. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

--------------------------------------------------------------------------------
2. SHARES OF BENEFICIAL INTEREST

The Fund has authorized an unlimited number of $0.001 par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

                              SIX MONTHS ENDED MARCH 31, 2005     YEAR ENDED SEPTEMBER 30, 2004
                                      SHARES           AMOUNT           SHARES           AMOUNT
------------------------------------------------------------------------------------------------
CLASS A
Sold                              14,287,998     $220,476,814       20,747,697     $311,912,639
Dividends and/or
distributions reinvested             572,136        8,831,951          794,505       11,921,194
Redeemed                          (4,016,496)     (61,876,722)      (6,849,632)    (102,562,014)
                                  --------------------------------------------------------------
Net increase                      10,843,638     $167,432,043       14,692,570     $221,271,819
                                  ==============================================================

------------------------------------------------------------------------------------------------
CLASS B
Sold                                 880,646     $ 13,546,559        2,599,638     $ 38,959,923
Dividends and/or
distributions reinvested              69,401        1,070,122          133,070        1,996,208
Redeemed                            (659,469)     (10,137,353)      (1,268,549)     (19,002,193)
                                  --------------------------------------------------------------
Net increase                         290,578     $  4,479,328        1,464,159     $ 21,953,938
                                  ==============================================================

------------------------------------------------------------------------------------------------
CLASS C
Sold                               7,248,880     $111,517,408       12,554,854     $188,361,466
Dividends and/or
distributions reinvested             225,417        3,469,964          366,114        5,479,874
Redeemed                          (1,872,219)     (28,766,968)      (3,858,141)     (57,571,281)
                                  --------------------------------------------------------------
Net increase                       5,602,078     $ 86,220,404        9,062,827     $136,270,059
                                  ==============================================================

--------------------------------------------------------------------------------
3. PURCHASES AND SALES OF SECURITIES

The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the six months ended March 31, 2005, were $321,864,947 and $84,928,803, respectively.


                  64 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEES. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee at an annual rate of 0.50% of the first $100 million of average annual net assets, 0.45% of the next $150 million, 0.425% of the next $250 million, and 0.40% of average annual net assets in excess of $500 million.

--------------------------------------------------------------------------------
ACCOUNTING FEES. The Manager acts as the accounting agent for the Fund at an annual fee of $12,000, plus out-of-pocket costs and expenses reasonably incurred.

--------------------------------------------------------------------------------
ADMINISTRATION SERVICES. The Fund pays the Manager a fee of $1,500 per year for preparing and filing the Fund's tax returns.

--------------------------------------------------------------------------------
TRANSFER AGENT FEES. OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee. For the six months ended March 31, 2005, the Fund paid $278,020 to OFS for services to the Fund.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLAN (12b-1) FEES. Under its General Distributor's Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the Distributor) acts as the Fund's principal underwriter in the continuous public offering of the Fund's classes of shares.

--------------------------------------------------------------------------------
SERVICE PLAN FOR CLASS A SHARES. The Fund has adopted a Service Plan for Class A shares. It reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made quarterly at an annual rate of up to 0.25% of the average annual net assets of Class A shares of the Fund. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions quarterly for providing personal services and maintenance of accounts of their customers that hold Class A shares. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent years. Fees incurred by the Fund under the Plan are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLANS FOR CLASS B AND CLASS C SHARES. The Fund has adopted Distribution and Service Plans for Class B and Class C shares to compensate the Distributor for its services in connection with the distribution of those shares and servicing accounts. Under the plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% per year on Class B and Class C shares. The Distributor also receives a service fee of 0.25% per year under each plan. If either the Class B or Class C plan is terminated by the Fund or by the shareholders of a class, the Board of Trustees and its independent trustees must determine whether the Distributor shall be entitled to payment from the Fund of all or a portion of the service fee and/or asset-based sales charge in respect to shares sold prior to the effective date of such termination. The Distributor's aggregate uncompensated expenses under the plan at March 31, 2005 for Class B and Class C shares were $1,036,600 and $5,085,824, respectively. Fees incurred by the Fund under the plans are detailed in the Statement of Operations.


                  65 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES Continued

SALES CHARGES. Front-end sales charges and contingent deferred sales charges
(CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained by the Distributor from the sale of shares and the CDSC retained by the Distributor on the redemption of shares is shown in the table below for the period indicated.

                                        CLASS A          CLASS B         CLASS C
                       CLASS A       CONTINGENT       CONTINGENT      CONTINGENT
                     FRONT-END         DEFERRED         DEFERRED        DEFERRED
                 SALES CHARGES    SALES CHARGES    SALES CHARGES   SALES CHARGES
SIX MONTHS         RETAINED BY      RETAINED BY      RETAINED BY     RETAINED BY
ENDED              DISTRIBUTOR      DISTRIBUTOR      DISTRIBUTOR     DISTRIBUTOR
--------------------------------------------------------------------------------
March 31, 2005        $405,822          $    --         $ 87,504         $57,808
--------------------------------------------------------------------------------

WAIVERS AND REIMBURSEMENTS OF EXPENSES. OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes to 0.35% of average annual net assets per class. This undertaking may be amended or withdrawn at any time.

--------------------------------------------------------------------------------
5. ILLIQUID SECURITIES

As of March 31, 2005, investments in securities included issues that are illiquid. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund will not invest more than 15% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities.

--------------------------------------------------------------------------------
6. BORROWINGS

The Fund can borrow money from banks in amounts up to one third of its total assets (including the amount borrowed) less all liabilities and indebtedness other than borrowings to purchase portfolio securities, to meet redemption obligations or for temporary and emergency purposes. The purchase of securities with borrowed funds creates leverage in the Fund. Until terminated on January 21, 2005, the Fund had entered into an agreement which enabled it to participate with certain other Oppenheimer funds in a committed, unsecured line of credit with a bank, which permitted borrowings up to $540 million, collectively. Interest was charged to each fund, based on its borrowings, at a rate equal to the Federal Funds Rate plus 0.75%. The Fund also paid a commitment fee equal to its pro rata share of the average unutilized amount of the credit facility at a rate of 0.09% per annum.

      Effective January 21, 2005, the Fund entered into a Revolving Credit and Security Agreement (the Agreement) with a conduit lender and a bank which enables it to participate with certain other Oppenheimer funds in a committed, secured borrowing facility that permits borrowings of up to $800 million, collectively. To secure the loan, the Fund pledges investment securities in accordance with the terms of the Agreement. Interest is charged to the Fund, based on its borrowings, at current commercial paper


                  66 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND issuance rates (2.7503% as of March 31, 2005). The Fund pays additional fees of 0.30% per annum to the lender on its outstanding borrowings to manage and administer the facility and is allocated its pro-rata share of a 0.13% per annum commitment fee for a liquidity backstop facility with respect to the $800 million facility size.

      For the six months ended March 31, 2005, the average daily loan balance was $29,634,738 at an average daily interest rate of 2.714%. The Fund had borrowings outstanding of $73,100,000 at March 31, 2005 at an interest rate of 2.7503%. The Fund had gross borrowings and gross loan repayments of $256,400,000 and $210,700,000, respectively, during the six months ended March 31, 2005. The maximum amount of borrowings outstanding at any month-end during the six months ended March 31, 2005 was $73,100,000. The Fund paid $35,038 in fees and $403,179 in interest during the six months ended March 31, 2005.

--------------------------------------------------------------------------------
7. LITIGATION

A consolidated amended complaint has been filed as putative derivative and class actions against the Manager, OFS and the Distributor (collectively, the "Oppenheimer defendants"), as well as 51 of the Oppenheimer funds (as "Nominal Defendants") including the Fund, 30 present and former Directors or Trustees and 8 present and former officers of the funds. This complaint, initially filed in the U.S. District Court for the Southern District of New York on January 10, 2005 and amended on March 4, 2005, consolidates into a single action and amends six individual previously-filed putative derivative and class action complaints. Like those prior complaints, the complaint alleges that the Manager charged excessive fees for distribution and other costs, improperly used assets of the funds in the form of directed brokerage commissions and 12b-1 fees to pay brokers to promote sales of the funds, and failed to properly disclose the use of assets of the funds to make those payments in violation of the Investment Company Act of 1940 and the Investment Advisers Act of 1940. Also, like those prior complaints, the complaint further alleges that by permitting and/or participating in those actions, the Directors/Trustees and the Officers breached their fiduciary duties to shareholders of the funds under the Investment Company Act of 1940 and at common law. The complaint seeks unspecified compensatory and punitive damages, rescission of the funds' investment advisory agreements, an accounting of all fees paid, and an award of attorneys' fees and litigation expenses.

      The Oppenheimer defendants believe that the allegations contained in the Complaints are without merit and that they, the funds named as Nominal Defendants, and the Directors/Trustees of those funds have meritorious defenses against the claims asserted. The Oppenheimer defendants intend to defend these lawsuits vigorously and to contest any claimed liability. The Oppenheimer defendants believe that it is premature to render any opinion as to the likelihood of an outcome unfavorable to them and that no estimate can yet be made with any degree of certainty as to the amount or range of any potential loss.


                  67 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES;
UPDATES TO STATEMENTS OF INVESTMENTS  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities ("portfolio proxies") held by the Fund. A description of the Fund's Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, (ii) on the Fund's website at www.oppenheimerfunds.com, and
(iii) on the SEC's website at www.sec.gov. In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund's voting record is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, and (ii) in the Form N-PX filing on the SEC's website at www.sec.gov.

      The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund's Form N-Q filings are available on the SEC's website at http://www.sec.gov. Those forms may be reviewed and copied at the SEC's Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.


                  68 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

BOARD APPROVAL OF THE FUND'S INVESTMENT
ADVISORY AGREEMENT  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Each year, the Board of Trustees (the "Board"), including a majority of the independent Trustees, is required to determine whether to renew the advisory agreement. The Investment Company Act of 1940, as amended, requires that the Board request and evaluate, and that the Manager provide, such information as may be reasonably necessary to evaluate the terms of the advisory agreement. The Board employs an independent consultant to prepare a report that provides information, including comparative information, that the Board requests for this purpose. In addition, the Board receives information throughout the year regarding Fund services, fees, expenses and performance.

      NATURE AND EXTENT OF SERVICES. In considering the renewal of the Fund's advisory agreement for the current year, the Board evaluated the nature and extent of the services provided by the Manager and its affiliates. The Manager provides the Fund with office space, facilities and equipment; administrative, accounting, clerical, legal and compliance personnel; securities trading services; oversight of third party service providers and the services of the portfolio managers and the Manager's investment team, who provide research, analysis and other advisory services in regard to the Fund's investments.

      QUALITY OF SERVICES. The Board also considered the quality of the services provided and the quality of the Manager's resources that are available to the Fund. The Board noted that the Manager has had over forty years of experience as an investment adviser. The Board evaluated the Manager's administrative, accounting, legal and compliance services and information the Board received regarding the experience and professional qualifications of the Manager's personnel and the size and functions of its staff. The Board members also considered their experiences as directors or trustees of the Fund and other funds advised by the Manager. The Board received and reviewed information regarding the quality of services provided by affiliates of the Manager, which it also reviews at other times during the year in connection with the renewal of the Fund's service agreements. The Board noted that the relatively low redemption rate for funds advised by the Manager provided an indication of shareholder satisfaction with the overall level of services provided by the Manager.

      PORTFOLIO MANAGEMENT SERVICES AND PERFORMANCE. In its evaluation of the quality of the portfolio management services provided, the Board considered the experience of Ronald H. Fielding, Daniel G. Loughran, Scott Cottier and Troy Willis and the Manager's municipal bond investment team and analysts. Mr. Fielding is the team leader and a portfolio manager and trader for the Fund. He has been the Senior Portfolio Manager of the Fund since July 2002, a Senior Vice President of the Manager since January 1996 and Chairman of the Rochester Division of the Manager since January 1996. Mr. Cottier is both the lead manager and a trader for the Fund. He has been a portfolio manager of


                  69 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

BOARD APPROVAL OF THE FUND'S INVESTMENT
ADVISORY AGREEMENT  Unaudited / Continued
--------------------------------------------------------------------------------

the Fund and a Vice President of the Manager since 2002. Prior to joining the Manager in 2002, Mr. Cottier was a portfolio manager and trader at Victory Capital Management from 1999 to 2002. Mr. Loughran has been a portfolio manager of the Fund and a Vice President of the Manager since April 2001 and a portfolio manager with the Manager since 1999. Mr. Willis has been an Associate Portfolio Manager of both the Fund and the Manager since 2003. Prior to joining the Manager in 2003, Mr. Willis was a Corporate Attorney for Southern Resource Group from 1999 to 2003. Mr. Fielding has had over 27 years of experience, and Messrs. Loughran and Cottier have had over 10 years of experience managing tax exempt and fixed-income investments.

      The Board reviewed information, prepared by the Manager and by the independent consultant, comparing the Fund's historical performance to relevant market indices and to the performance of other municipal fixed-income funds (including both funds advised by the Manager and funds advised by other investment advisers). The Board also receives and reviews comparative performance information regarding the Fund and other funds at each Board meeting. The Board noted that the Fund's one-, three-, five- and ten-year performance were each better than its peer group average.

      MANAGEMENT FEES AND EXPENSES. The Board also reviewed information, including comparative information, regarding the fees paid to the Manager and its affiliates and the other expenses borne by the Fund. The independent consultant provided comparative data in regard to the fees and expenses of the Fund, other municipal fixed-income funds and other funds with comparable asset levels and distribution features. The Board noted that the Fund's contractual management fees are lower than its peer group average while its actual management fees and total expenses are higher than its peer group average. In addition, the Board evaluated the comparability of the fees charged and services provided to the Fund to the fees charged and services provided to other types of entities advised by the Manager.

      PROFITABILITY OF THE MANAGER AND AFFILIATES. The Board also reviewed information regarding the cost of services provided by the Manager and its affiliates and the Manager's profitability. The Board considered that the Manager must be able to pay and retain experienced professional personnel at competitive rates to provide services to the Fund and that maintaining the financial viability of the Manager is important in order for the Manager to continue to provide significant services to the Fund and its shareholders. In addition the Board considered information that was provided regarding the direct and indirect benefits the Manager receives as a result of its relationship with the Fund, including compensation paid to the Manager's affiliates.


                  70 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

      ECONOMIES OF SCALE. The Board reviewed the extent to which the Manager may realize economies of scale in managing and supporting the Fund and the current level of Fund assets in relation to the Fund's breakpoint schedule for its management fees. The Board noted that the Fund has recently experienced significant asset growth and that, based on current asset levels, the Fund has passed its last management fee breakpoint.

      CONCLUSIONS. These factors were also considered by the independent Trustees meeting separately from the full Board, assisted by both experienced counsel to the Fund and experienced counsel to the independent Trustees. Fund counsel and the independent Trustees' counsel are both independent of the Manager within the meaning and intent of the Securities and Exchange Commission Rules. The Board was aware that there are alternatives to retaining the Manager.

      Based on its review of the information it received and its evaluations described above, the Board, including a majority of the independent Trustees, concluded that the nature, extent and quality of the services provided to the Fund by the Manager are a benefit to the Fund and in the best interest of the Fund's shareholders and that the amount and structure of the compensation received by the Manager and its affiliates are reasonable in relation to the services provided. Accordingly, the Board elected to continue the investment advisory agreement for another year. In arriving at this decision, the Board did not single out any factor or factors as being more important than others, but considered all of the factors together. The Board judged the terms and conditions of the advisory agreement, including the management fee, in light of all of the surrounding circumstances.


                  71 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

ITEM 2. CODE OF ETHICS

      Not applicable to semiannual reports.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

      Not applicable to semiannual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

      Not applicable to semiannual reports.

ITEM 5. NOT APPLICABLE

ITEM 6. SCHEDULE OF INVESTMENTS

      Not applicable.

ITEM 7. DISCLOSURE OF PROXY POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

      Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT COMPANIES

      Not applicable.

ITEM 9. PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

      Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

      The registrant's Board of Trustees has established a Governance Committee, one function of which is to create and oversee the process by which shareholders can submit nominees for positions on the Board. The Governance Committee has not yet adopted a charter, but anticipates that it will do so in the coming months. The Committee has temporarily adopted the process previously adopted by the Audit Committee regarding shareholder submission of nominees for board positions. Shareholders may submit names of individuals, accompanied by complete and properly supported resumes, for the Governance Committee's consideration by mailing such information to the Committee in care of the Fund. The Committee may consider such persons at such time as it meets to consider possible nominees. The Committee, however, reserves sole discretion to determine the candidates for trustees and independent trustees to recommend to the Board and/or shareholders and may identify candidates other than those submitted by Shareholders. The Committee may, but need not, consider the advice and recommendation of the Manager and its affiliates in selecting nominees. The full Board elects new trustees except for those instances when a shareholder vote is required.

      Shareholders who desire to communicate with the Board should address correspondence to the Board of Trustees of the registrant, or to an individual Trustee c/o the Secretary of the Fund at 6803 South Tucson Way, Centennial, Colorado 80112 and may submit their correspondence electronically at WWW.OPPENHEIMERFUNDS.COM under the caption "contact us." If your correspondence is intended for a particular Trustee, please indicate the name of the Trustee for whom it is intended. The sender should indicate in the address whether it is intended for the entire board, the Independent Trustees as group, or to an individual Trustee. The Governance Committee will consider if a different process should be recommended to the Board.

ITEM 11. CONTROLS AND PROCEDURES

      (a) Based on their evaluation of registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of March 31, 2005, registrant's principal executive officer and principal financial officer found registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

      (b) There have been no changes in registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

      (A) EXHIBIT ATTACHED HERETO. (ATTACH CODE OF ETHICS AS EXHIBIT)(NOT APPLICABLE TO SEMIANNUAL REPORTS)

      (B)   EXHIBITS ATTACHED HERETO. (ATTACH CERTIFICATIONS AS EXHIBITS)

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Limited Term Municipal Fund


By:   /s/ John V. Murphy
      ----------------------------
      John V. Murphy
      Principal Executive Officer

Date: May 13, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:   /s/ John V. Murphy
      ----------------------------
      John V. Murphy
      Principal Executive Officer

Date: May 13, 2005


By:   /s/ Brian W. Wixted
      ----------------------------
      Brian W. Wixted
      Chief Financial Officer

Date: May 13, 2005